UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee

Rydex Dynamic Funds
702 King Farm Boulevard, Suite 200
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: (301) 296-5100

Date of fiscal year end: March 31

Date of reporting period: April 1, 2023 - March 31, 2024

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2024

Rydex Funds Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

GuggenheimInvestments.com	DYN-ANN-0324x0325

GUGGENHEIM

Fast, Convenient, and Secure
Sign up for eDelivery from Guggenheim

Guggenheim's eDelivery service allows you to waive postal delivery and provides a fast, convenient, and secure way to access your account documents and shareholder communications such as statements, confirmations, prospectuses, and annual and semi-annual reports.

With Guggenheim's eDelivery service, you can:

- Receive important account information faster
- Reduce the chance of mail fraud and identity theft
- Positively impact the environment
- Increase shareholder value by reducing printing and mailing costs

For more information, visit *GuggenheimInvestments.com/eDelivery* or call our Client Services group at 800 820 0888.

It's easy to enroll:

To register your account and begin receiving some or all of your shareholder communications electronically, follow these simple steps:

1. **Go to *GuggenheimInvestments.com/myaccount***

   If you are a new user, you can also establish your User ID and password here.

2. **Log into your account**
3. **Select "Profile" on the left**
4. **Select "Edit Delivery" at the bottom**
5. **Select the eDelivery radio buttons**
6. **Enter your email address, and check the box that you have read the Terms and Conditions**
7. **Hit "Submit"**

GI-GOGREEN-1023 x1024 #59091

Guggenheim Investments

eDelivery Service Notice

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	22
NASDAQ-100® 2x STRATEGY FUND	30
INVERSE NASDAQ-100® 2x STRATEGY FUND	39
DOW 2x STRATEGY FUND	47
INVERSE DOW 2x STRATEGY FUND	55
RUSSELL 2000® 2x STRATEGY FUND	63
INVERSE RUSSELL 2000® 2x STRATEGY FUND	89
NOTES TO FINANCIAL STATEMENTS	97
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	112
OTHER INFORMATION	113
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	115
GUGGENHEIM INVESTMENTS PRIVACY NOTICE	121

THE RYDEX FUNDS ANNUAL REPORT | 1

March 31, 2024

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the annual shareholder report for a selection of our funds (the “Fund” or “Funds”). This report covers performance for the annual period ended March 31, 2024 (the “Reporting Period”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Performance Report and Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Security Investors, LLC

April 30, 2024

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

This material is not intended as a recommendation or as investment advice of any kind, including in connection with rollovers, transfers, and distributions. Such material is not provided in a fiduciary capacity, may not be relied upon for or in connection with the making of investment decisions, and does not constitute a solicitation of an offer to buy or sell securities. All content has been provided for informational or educational purposes only and is not intended to be and should not be construed as legal or tax advice and/or a legal opinion. Always consult a financial, tax and/or legal professional regarding your specific situation.

The Funds are very different from most mutual funds in that they seek to provide leveraged or leveraged inverse investment results on a daily basis and are intended to be used as short-term trading vehicles. The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively manage and monitor their portfolios. Each Leveraged Inverse Fund pursues an investment goal which is inverse to 200% of the performance of its underlying index, a result opposite of most other mutual funds. Investors should note that the pursuit of such leveraged and leveraged inverse investment goals has the following implications: ● The Funds are riskier than alternatives that do not use leverage because the performance of an investment in a Fund is magnified. ● The effect of leverage on a Fund will generally cause the Fund’s performance to not match the performance of the Fund’s benchmark (i.e.., 200% or -200% of the performance of its underlying index) over a period of time greater than one day. This means that the return of a Fund for a period of longer than a single trading day will be the result of each day’s compounded returns over the period, which will very likely differ from the return of the Fund’s benchmark for that period. As a consequence, especially during periods of market volatility, the path or trend of the benchmark during the longer period may be at least as important to the Fund’s cumulative return for the longer period as the cumulative return of the benchmark for the relevant longer period. Further, the return for investors who invest for a period longer than a single trading day will not be the product of the return of a Fund’s stated investment goal (i.e., 2x or -2x) and the cumulative performance of the Fund’s benchmark.

The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should: (a) understand the risks associated with the use of leverage, (b) understand the consequences of seeking daily leveraged investment results, (c) for the Leveraged Inverse Funds, understand the risks of shorting, and (d) intend to actively monitor and manage their investments. Investors who do not understand the Funds or do not actively manage and monitor their investments should not buy shares of the Funds.

Each Leveraged Fund seeks daily exposure to its underlying index equal to 200% of its net assets. Each Leveraged Inverse Fund seeks daily exposure to its underlying index equal to -200% of its net assets. As a consequence, for each Fund the risk of total loss of your investment exists in the event of a movement of the Fund’s underlying index in excess of 50% in a direction adverse to the Fund (meaning a decline in the value of the underlying index of a Leveraged Fund and a gain in the value of the underlying index of a Leveraged Inverse Fund). In short, the risk of total loss of your investment exists.

There is no assurance that any Fund will achieve its investment objective and an investment in a Fund could lose money. No single Fund is a complete investment program.

2 | THE RYDEX FUNDS ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2024

While job growth remains robust, recent labor data brought increased confidence in a labor market in better balance, allowing for inflation to soften further. Labor force growth remains strong, aided by high immigration flows, helping bring labor supply in line with gradually cooling demand. The Small Business Survey indicates that plans to increase compensation have returned to pre-COVID levels. Additionally, Bureau of Labor Statistics data reveal a continued decline in the “quits rate,” reducing the pressure on businesses to raise wages to attract or retain employees. These developments suggest wage pressures may ease further by year end. And despite some speculation against any Federal Reserve (the “Fed”) rate cuts materializing in 2024, we continue to anticipate cuts later this year.

Following the stronger-than-expected March Consumer Price Index, we believe that there is a high probability that the easing cycle will start in the second half of the year, since the Fed will likely need more time to gather confirming data. In the latest Summary of Economic Projections, the Federal Open Market Committee (“FOMC”) significantly increased the median forecast for 2024 U.S. gross domestic product, slightly increased it for core personal consumption expenditures year over year, and continues to expect no material increase in the unemployment rate. These adjustments left the median view for three rate cuts for 2024, which suggests the bar is very high for the Fed to keep rates where they are all year, and even higher for more rate hikes to materialize.

Amid this macroeconomic backdrop, in the first quarter of 2024 the two-year Treasury yield increased to 4.59% from 4.23%, and the 10-year Treasury yield increased to 4.20% from 3.88%, keeping the inverted 2s/10s yield curve consistent at 39 basis points as of the end of the Reporting Period, up four basis points since the start of the year. One basis point equals 0.01%. In general, spreads to Treasurys have remained tight across sectors. In investment-grade corporate bonds, BBB-rated bonds continued to remain attractive relative to A and BB-rated bonds, and supply slowed toward the end of the first quarter of 2024, which we believe should support spreads in the near term. High yield bond spreads tightened during the first quarter of 2024 to 301 basis points from 323 basis points at the start of the year, while leveraged loans’ discount margins to maturity tightened to 509 basis points from 528 basis points. Structured credit spreads tightened marginally amid strong demand. Investor demand and an improved arbitrage led to robust new collateralized loan obligation issuance, and tightening liabilities led to an increase in refinances/resets.

Looking forward, Fed officials continue to advocate for a patient approach. A conventional easing cycle is therefore far from guaranteed. Market expectations have already adjusted significantly from market-implied expectations of six rate cuts in 2024 just two months ago to only three as of the end of the Reporting Period, aligning more closely with the FOMC’s views. So far, the market has taken this delay in stride, but its patience and assessment of credit risk could be tested.

For the Reporting Period, the S&P 500® Index* returned 29.88%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 15.32%. The return of the MSCI Emerging Markets Index* was 8.15%.

In the bond market, the Bloomberg U.S. Aggregate Bond Index* posted a 1.70% return for the Reporting Period, while the Bloomberg U.S. Corporate High Yield Index* returned 11.15%. The return of the ICE Bank of America (“BofA”) 3-Month U.S. Treasury Bill Index* was 5.27% for the Reporting Period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE RYDEX FUNDS ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2024

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS”(agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

Dow Jones Industrial Average® is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.

ICE BofA 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

NASDAQ-100® Index includes 100 of the largest domestic and international non-financial securities listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe.

S&P 500® Index is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity, and industry group representation.

4 | THE RYDEX FUNDS ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the non-linear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period on a cumulative basis. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings to ensure that they are consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more information on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2023 and ending March 31, 2024.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
Class A	1.86%	45.47%	$1,000.00	$1,454.70	$11.41
Class C	2.61%	44.93%	1,000.00	1,449.30	15.98
Class H	1.86%	45.47%	1,000.00	1,454.70	11.41
Inverse S&P 500® 2x Strategy Fund
Class A	1.85%	(30.89%)	1,000.00	691.10	7.82
Class C	2.61%	(31.14%)	1,000.00	688.60	11.02
Class H	1.83%	(30.85%)	1,000.00	691.50	7.74
NASDAQ-100® 2x Strategy Fund
Class A	1.91%	47.42%	1,000.00	1,474.20	11.81
Class C	2.66%	46.88%	1,000.00	1,468.80	16.42
Class H	1.91%	47.43%	1,000.00	1,474.30	11.81
Inverse NASDAQ-100® 2x Strategy Fund
Class A	1.78%	(33.38%)	1,000.00	666.20	7.41
Class C	2.54%	(33.61%)	1,000.00	663.90	10.57
Class H	1.79%	(33.40%)	1,000.00	666.00	7.46
Dow 2x Strategy Fund
Class A	1.86%	37.74%	1,000.00	1,377.40	11.05
Class C	2.61%	37.22%	1,000.00	1,372.20	15.48
Class H	1.87%	37.74%	1,000.00	1,377.40	11.11
Inverse Dow 2x Strategy Fund
Class A	1.93%	(26.46%)	1,000.00	735.40	8.37
Class C	2.68%	(26.73%)	1,000.00	732.70	11.61
Class H	1.91%	(26.46%)	1,000.00	735.40	8.29
Russell 2000® 2x Strategy Fund
Class A	1.80%	35.45%	1,000.00	1,354.50	10.60
Class C	2.55%	34.94%	1,000.00	1,349.40	14.98
Class H	1.79%	35.40%	1,000.00	1,354.00	10.53
Inverse Russell 2000® 2x Strategy Fund
Class A	1.94%	(30.85%)	1,000.00	691.50	8.20
Class C	2.63%	(31.07%)	1,000.00	689.30	11.11
Class H	1.90%	(30.80%)	1,000.00	692.00	8.04

THE RYDEX FUNDS ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2023	Ending Account Value March 31, 2024	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
Class A	1.86%	5.00%	$1,000.00	$1,015.70	$9.37
Class C	2.61%	5.00%	1,000.00	1,011.95	13.13
Class H	1.86%	5.00%	1,000.00	1,015.70	9.37
Inverse S&P 500® 2x Strategy Fund
Class A	1.85%	5.00%	1,000.00	1,015.75	9.32
Class C	2.61%	5.00%	1,000.00	1,011.95	13.13
Class H	1.83%	5.00%	1,000.00	1,015.85	9.22
NASDAQ-100® 2x Strategy Fund
Class A	1.91%	5.00%	1,000.00	1,015.45	9.62
Class C	2.66%	5.00%	1,000.00	1,011.70	13.38
Class H	1.91%	5.00%	1,000.00	1,015.45	9.62
Inverse NASDAQ-100® 2x Strategy Fund
Class A	1.78%	5.00%	1,000.00	1,016.10	8.97
Class C	2.54%	5.00%	1,000.00	1,012.30	12.78
Class H	1.79%	5.00%	1,000.00	1,016.05	9.02
Dow 2x Strategy Fund
Class A	1.86%	5.00%	1,000.00	1,015.70	9.37
Class C	2.61%	5.00%	1,000.00	1,011.95	13.13
Class H	1.87%	5.00%	1,000.00	1,015.65	9.42
Inverse Dow 2x Strategy Fund
Class A	1.93%	5.00%	1,000.00	1,015.35	9.72
Class C	2.68%	5.00%	1,000.00	1,011.60	13.48
Class H	1.91%	5.00%	1,000.00	1,015.45	9.62
Russell 2000® 2x Strategy Fund
Class A	1.80%	5.00%	1,000.00	1,016.00	9.07
Class C	2.55%	5.00%	1,000.00	1,012.25	12.83
Class H	1.79%	5.00%	1,000.00	1,016.05	9.02
Inverse Russell 2000® 2x Strategy Fund
Class A	1.94%	5.00%	1,000.00	1,015.30	9.77
Class C	2.63%	5.00%	1,000.00	1,011.85	13.23
Class H	1.90%	5.00%	1,000.00	1,015.50	9.57

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.
[2]

Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2023 to March 31, 2024.

8 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the S&P 500 Index. S&P 500 2x Strategy Fund Class H returned 53.81%, while the S&P 500 Index returned 29.88% over the same time period.

The sectors that contributed the most to the return of the underlying index were Information Technology, Financials, and Communication Services. The only sector that detracted was Utilities.

The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Pfizer, Inc., Tesla, Inc., and Bristol-Myers Squibb Co.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	September 1, 2004
Class C	November 27, 2000
Class H	May 19, 2000

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	4.8%
Apple, Inc.	3.8%
NVIDIA Corp.	3.4%
Amazon.com, Inc.	2.5%
Meta Platforms, Inc. — Class A	1.6%
Alphabet, Inc. — Class A	1.4%
Berkshire Hathaway, Inc. — Class B	1.2%
Alphabet, Inc. — Class C	1.2%
Eli Lilly & Co.	1.0%
Broadcom, Inc.	0.9%
Top Ten Total	21.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 9

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	53.82%	20.75%	18.91%
Class A Shares with sales charge‡	46.52%	19.58%	18.33%
Class C Shares	52.68%	19.85%	18.02%
Class C Shares with CDSC§	51.68%	19.85%	18.02%
Class H Shares	53.81%	20.75%	18.90%
S&P 500 Index	29.88%	15.05%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only; performance for Class C shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

10 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 67.8%

Technology - 19.3%
Microsoft Corp.	29,611	$12,457,940
Apple, Inc.	57,846	9,919,432
NVIDIA Corp.	9,843	8,893,741
Broadcom, Inc.	1,754	2,324,769
Advanced Micro Devices, Inc.*	6,439	1,162,175
Salesforce, Inc.	3,858	1,161,952
Adobe, Inc.*	1,801	908,784
Accenture plc — Class A	2,499	866,178
Oracle Corp.	6,354	798,126
QUALCOMM, Inc.	4,447	752,877
Intel Corp.	16,849	744,220
Intuit, Inc.	1,116	725,400
International Business Machines Corp.	3,646	696,240
Applied Materials, Inc.	3,316	683,859
Texas Instruments, Inc.	3,624	631,337
ServiceNow, Inc.*	817	622,881
Micron Technology, Inc.	4,399	518,598
Lam Research Corp.	522	507,160
Analog Devices, Inc.	1,976	390,833
Fiserv, Inc.*	2,392	382,289
KLA Corp.	539	376,529
Synopsys, Inc.*	608	347,472
Cadence Design Systems, Inc.*	1,084	337,427
NXP Semiconductor N.V.	1,027	254,460
Roper Technologies, Inc.	426	238,918
Autodesk, Inc.*	852	221,878
Super Micro Computer, Inc.*	201	203,016
Microchip Technology, Inc.	2,154	193,235
MSCI, Inc. — Class A	315	176,542
Fidelity National Information Services, Inc.	2,361	175,139
Fortinet, Inc.*	2,540	173,508
Paychex, Inc.	1,276	156,693
Cognizant Technology Solutions Corp. — Class A	1,985	145,481
Monolithic Power Systems, Inc.	191	129,387
Electronic Arts, Inc.	970	128,690
ON Semiconductor Corp.*	1,703	125,256
Fair Isaac Corp.*	99	123,711
ANSYS, Inc.*	346	120,117
HP, Inc.	3,475	105,015
Broadridge Financial Solutions, Inc.	469	96,079
Take-Two Interactive Software, Inc.*	632	93,846
Hewlett Packard Enterprise Co.	5,181	91,859
PTC, Inc.*	476	89,935
Western Digital Corp.*	1,292	88,166
NetApp, Inc.	821	86,180
Seagate Technology Holdings plc	776	72,207
Leidos Holdings, Inc.	548	71,837
Tyler Technologies, Inc.*	168	71,402
Skyworks Solutions, Inc.	639	69,217
Teradyne, Inc.	609	68,713
Akamai Technologies, Inc.*	601	65,365
EPAM Systems, Inc.*	230	63,517
Zebra Technologies Corp. — Class A*	205	61,795
Jack Henry & Associates, Inc.	290	50,382
Qorvo, Inc.*	385	44,210
Dayforce, Inc.*	622	41,183
Paycom Software, Inc.	191	38,011
Total Technology		50,145,169

Consumer, Non-cyclical - 12.5%
Eli Lilly & Co.	3,178	2,472,357
UnitedHealth Group, Inc.	3,686	1,823,464
Procter & Gamble Co.	9,377	1,521,418
Johnson & Johnson	9,593	1,517,517
Merck & Company, Inc.	10,098	1,332,431
AbbVie, Inc.	7,036	1,281,256
PepsiCo, Inc.	5,477	958,530
Coca-Cola Co.	15,506	948,657
Thermo Fisher Scientific, Inc.	1,540	895,063
Abbott Laboratories	6,918	786,300
Danaher Corp.	2,621	654,516
Pfizer, Inc.	22,502	624,431
Amgen, Inc.	2,132	606,170
Philip Morris International, Inc.	6,187	566,853
Intuitive Surgical, Inc.*	1,404	560,322
S&P Global, Inc.	1,280	544,576
Elevance Health, Inc.	936	485,353
Stryker Corp.	1,348	482,409
Medtronic plc	5,299	461,808
Bristol-Myers Squibb Co.	8,109	439,751
Vertex Pharmaceuticals, Inc.*	1,027	429,296
Cigna Group	1,166	423,480
Automatic Data Processing, Inc.	1,637	408,825
Regeneron Pharmaceuticals, Inc.*	421	405,208
CVS Health Corp.	5,015	399,996
Boston Scientific Corp.*	5,838	399,845
Mondelez International, Inc. — Class A	5,366	375,620
Gilead Sciences, Inc.	4,965	363,686
Zoetis, Inc.	1,830	309,654
Altria Group, Inc.	7,028	306,562
Colgate-Palmolive Co.	3,281	295,454
PayPal Holdings, Inc.*	4,271	286,114
Becton Dickinson & Co.	1,151	284,815
McKesson Corp.	524	281,309
HCA Healthcare, Inc.	789	263,155
Moody’s Corp.	627	246,430
Cintas Corp.	343	235,651
Edwards Lifesciences Corp.*	2,417	230,969
Dexcom, Inc.*	1,536	213,043
United Rentals, Inc.	268	193,258
IQVIA Holdings, Inc.*	727	183,851
IDEXX Laboratories, Inc.*	331	178,717
Monster Beverage Corp.*	2,944	174,520
Constellation Brands, Inc. — Class A	641	174,198
Kimberly-Clark Corp.	1,343	173,717
Agilent Technologies, Inc.	1,168	169,956
Humana, Inc.	487	168,853
Centene Corp.*	2,130	167,162
Corteva, Inc.	2,797	161,303
Sysco Corp.	1,984	161,061

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Cencora, Inc. — Class A	660	$160,374
General Mills, Inc.	2,263	158,342
CoStar Group, Inc.*	1,627	157,168
GE HealthCare Technologies, Inc.	1,688	153,456
Kroger Co.	2,638	150,709
Quanta Services, Inc.	579	150,424
Gartner, Inc.*	311	148,244
Kenvue, Inc.	6,868	147,388
Estee Lauder Companies, Inc. — Class A	928	143,051
Moderna, Inc.*	1,322	140,872
Global Payments, Inc.	1,038	138,739
Verisk Analytics, Inc. — Class A	578	136,252
Archer-Daniels-Midland Co.	2,126	133,534
Equifax, Inc.	491	131,352
Keurig Dr Pepper, Inc.	4,150	127,280
Biogen, Inc.*	577	124,419
Kraft Heinz Co.	3,177	117,231
West Pharmaceutical Services, Inc.	295	116,734
Hershey Co.	597	116,116
ResMed, Inc.	586	116,046
Zimmer Biomet Holdings, Inc.	833	109,939
Cardinal Health, Inc.	969	108,431
Church & Dwight Company, Inc.	982	102,432
Molina Healthcare, Inc.*	231	94,902
Align Technology, Inc.*	284	93,129
Corpay, Inc.*	288	88,860
STERIS plc	394	88,579
Illumina, Inc.*	633	86,924
Baxter International, Inc.	2,024	86,506
Waters Corp.*	236	81,238
Cooper Companies, Inc.*	792	80,356
McCormick & Company, Inc.	1,002	76,964
Clorox Co.	495	75,790
Laboratory Corporation of America Holdings	338	73,839
Hologic, Inc.*	935	72,893
Avery Dennison Corp.	321	71,663
Tyson Foods, Inc. — Class A	1,141	67,011
Lamb Weston Holdings, Inc.	575	61,255
Kellanova	1,051	60,212
Bunge Global S.A.	579	59,359
Quest Diagnostics, Inc.	442	58,835
Viatris, Inc.	4,781	57,085
Conagra Brands, Inc.	1,905	56,464
Charles River Laboratories International, Inc.*	204	55,274
J M Smucker Co.	423	53,243
Rollins, Inc.	1,119	51,776
Revvity, Inc.	492	51,660
Molson Coors Beverage Co. — Class B	738	49,631
Insulet Corp.*	278	47,649
Universal Health Services, Inc. — Class B	243	44,338
Bio-Techne Corp.	626	44,064
Teleflex, Inc.	187	42,294
Incyte Corp.*	741	42,215
Catalent, Inc.*	720	40,644
Hormel Foods Corp.	1,155	40,298
Henry Schein, Inc.*	518	39,119
Brown-Forman Corp. — Class B	721	37,218
Campbell Soup Co.	784	34,849
MarketAxess Holdings, Inc.	151	33,107
Robert Half, Inc.	415	32,901
DaVita, Inc.*	215	29,681
Bio-Rad Laboratories, Inc. — Class A*	83	28,707
Dentsply Sirona, Inc.	844	28,012
Total Consumer, Non-cyclical		32,435,967

Communications - 10.0%
Amazon.com, Inc.*	36,428	6,570,883
Meta Platforms, Inc. — Class A	8,767	4,257,080
Alphabet, Inc. — Class A*	23,484	3,544,440
Alphabet, Inc. — Class C*	19,662	2,993,736
Netflix, Inc.*	1,725	1,047,644
Walt Disney Co.	7,310	894,452
Cisco Systems, Inc.	16,193	808,193
Verizon Communications, Inc.	16,755	703,040
Comcast Corp. — Class A	15,791	684,540
Uber Technologies, Inc.*	8,201	631,395
Booking Holdings, Inc.	139	504,275
AT&T, Inc.	28,494	501,494
Palo Alto Networks, Inc.*	1,257	357,151
T-Mobile US, Inc.	2,081	339,661
Arista Networks, Inc.*	1,004	291,140
Airbnb, Inc. — Class A*	1,736	286,371
Motorola Solutions, Inc.	661	234,642
CDW Corp.	534	136,587
Charter Communications, Inc. — Class A*	394	114,508
eBay, Inc.	2,068	109,149
Corning, Inc.	3,060	100,857
Warner Bros Discovery, Inc.*	8,843	77,199
Omnicom Group, Inc.	789	76,344
Expedia Group, Inc.*	521	71,768
FactSet Research Systems, Inc.	152	69,067
VeriSign, Inc.*	351	66,518
Gen Digital, Inc.	2,234	50,042
Interpublic Group of Companies, Inc.	1,526	49,793
Juniper Networks, Inc.	1,283	47,548
F5, Inc.*	234	44,364
News Corp. — Class A	1,514	39,637
Match Group, Inc.*	1,083	39,291
Etsy, Inc.*	477	32,779
Fox Corp. — Class A	954	29,832
Paramount Global — Class B	1,923	22,634
Fox Corp. — Class B	526	15,054
News Corp. — Class B	457	12,366
Total Communications		25,855,474

Financial - 9.6%
Berkshire Hathaway, Inc. — Class B*	7,251	3,049,191
JPMorgan Chase & Co.	11,521	2,307,656
Visa, Inc. — Class A	6,303	1,759,041
Mastercard, Inc. — Class A	3,288	1,583,402
Bank of America Corp.	27,437	1,040,411

12 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Wells Fargo & Co.	14,342	$831,262
Goldman Sachs Group, Inc.	1,300	542,997
American Express Co.	2,279	518,905
Progressive Corp.	2,332	482,304
Citigroup, Inc.	7,584	479,612
Prologis, Inc. REIT	3,682	479,470
Morgan Stanley	4,993	470,141
BlackRock, Inc. — Class A	557	464,371
Charles Schwab Corp.	5,931	429,049
Chubb Ltd.	1,615	418,495
Marsh & McLennan Companies, Inc.	1,961	403,927
Blackstone, Inc. — Class A	2,867	376,638
American Tower Corp. — Class A REIT	1,858	367,122
Intercontinental Exchange, Inc.	2,282	313,615
CME Group, Inc. — Class A	1,435	308,941
Equinix, Inc. REIT	374	308,673
U.S. Bancorp	6,205	277,364
Aon plc — Class A	798	266,309
PNC Financial Services Group, Inc.	1,586	256,298
Capital One Financial Corp.	1,516	225,717
American International Group, Inc.	2,798	218,720
Arthur J Gallagher & Co.	864	216,035
Travelers Companies, Inc.	909	209,197
Truist Financial Corp.	5,315	207,179
Welltower, Inc. REIT	2,206	206,129
Simon Property Group, Inc. REIT	1,299	203,281
Public Storage REIT	631	183,028
Crown Castle, Inc. REIT	1,728	182,874
MetLife, Inc.	2,446	181,273
Allstate Corp.	1,046	180,968
Aflac, Inc.	2,098	180,134
Realty Income Corp. REIT	3,314	179,287
Ameriprise Financial, Inc.	399	174,938
Bank of New York Mellon Corp.	3,026	174,358
Digital Realty Trust, Inc. REIT	1,207	173,856
Prudential Financial, Inc.	1,439	168,939
Arch Capital Group Ltd.*	1,479	136,719
Discover Financial Services	997	130,697
Extra Space Storage, Inc. REIT	842	123,774
VICI Properties, Inc. REIT	4,123	122,824
Hartford Financial Services Group, Inc.	1,190	122,629
CBRE Group, Inc. — Class A*	1,185	115,229
Willis Towers Watson plc	409	112,475
T. Rowe Price Group, Inc.	892	108,753
AvalonBay Communities, Inc. REIT	565	104,841
Weyerhaeuser Co. REIT	2,908	104,426
Fifth Third Bancorp	2,714	100,988
Raymond James Financial, Inc.	750	96,315
M&T Bank Corp.	662	96,281
Nasdaq, Inc.	1,514	95,533
Iron Mountain, Inc. REIT	1,164	93,364
SBA Communications Corp. REIT	430	93,181
State Street Corp.	1,203	93,016
Equity Residential REIT	1,375	86,776
Brown & Brown, Inc.	941	82,375
Invitation Homes, Inc. REIT	2,292	81,618
Alexandria Real Estate Equities, Inc. REIT	628	80,956
Huntington Bancshares, Inc.	5,772	80,519
Cincinnati Financial Corp.	626	77,730
Regions Financial Corp.	3,682	77,469
Cboe Global Markets, Inc.	421	77,350
Principal Financial Group, Inc.	874	75,435
Northern Trust Corp.	817	72,648
W R Berkley Corp.	808	71,459
Synchrony Financial	1,621	69,898
Ventas, Inc. REIT	1,604	69,838
Everest Group Ltd.	173	68,767
Citizens Financial Group, Inc.	1,858	67,427
Essex Property Trust, Inc. REIT	256	62,671
Mid-America Apartment Communities, Inc. REIT	465	61,185
KeyCorp	3,732	59,003
Host Hotels & Resorts, Inc. REIT	2,811	58,132
Loews Corp.	726	56,839
Healthpeak Properties, Inc. REIT	2,821	52,894
Kimco Realty Corp. REIT	2,655	52,065
UDR, Inc. REIT	1,206	45,117
Camden Property Trust REIT	425	41,820
Globe Life, Inc.	341	39,682
Regency Centers Corp. REIT	655	39,667
Assurant, Inc.	207	38,966
Boston Properties, Inc. REIT	575	37,553
Franklin Resources, Inc.	1,196	33,620
Federal Realty Investment Trust REIT	293	29,921
Invesco Ltd.	1,791	29,713
Comerica, Inc.	526	28,925
Total Financial		24,760,190

Consumer, Cyclical - 5.7%
Tesla, Inc.*	11,042	1,941,073
Home Depot, Inc.	3,966	1,521,358
Costco Wholesale Corp.	1,768	1,295,290
Walmart, Inc.	17,059	1,026,440
McDonald’s Corp.	2,891	815,117
Lowe’s Companies, Inc.	2,292	583,841
TJX Companies, Inc.	4,542	460,650
NIKE, Inc. — Class B	4,851	455,897
Starbucks Corp.	4,512	412,352
Target Corp.	1,840	326,066
Chipotle Mexican Grill, Inc. — Class A*	109	316,838
O’Reilly Automotive, Inc.*	235	265,287
PACCAR, Inc.	2,085	258,311
Marriott International, Inc. — Class A	983	248,021
AutoZone, Inc.*	69	217,464
Hilton Worldwide Holdings, Inc.	1,005	214,377
General Motors Co.	4,601	208,655
Ford Motor Co.	15,553	206,544
Copart, Inc.*	3,482	201,677
Ross Stores, Inc.	1,342	196,952
DR Horton, Inc.	1,190	195,815
WW Grainger, Inc.	176	179,045
Lululemon Athletica, Inc.*	458	178,918
Fastenal Co.	2,280	175,879

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Lennar Corp. — Class A	985	$169,400
Cummins, Inc.	543	159,995
Yum! Brands, Inc.	1,120	155,288
Dollar General Corp.	875	136,552
Royal Caribbean Cruises Ltd.*	940	130,670
Delta Air Lines, Inc.	2,552	122,164
Tractor Supply Co.	431	112,801
Dollar Tree, Inc.*	825	109,849
NVR, Inc.*	13	105,299
PulteGroup, Inc.	845	101,924
Ulta Beauty, Inc.*	194	101,439
Deckers Outdoor Corp.*	102	96,008
Aptiv plc*	1,112	88,571
Genuine Parts Co.	559	86,606
Darden Restaurants, Inc.	476	79,563
Las Vegas Sands Corp.	1,472	76,102
Southwest Airlines Co.	2,378	69,414
Domino’s Pizza, Inc.	139	69,066
Carnival Corp.*	4,015	65,605
Best Buy Company, Inc.	764	62,671
United Airlines Holdings, Inc.*	1,307	62,579
Pool Corp.	154	62,139
Walgreens Boots Alliance, Inc.	2,852	61,860
Live Nation Entertainment, Inc.*	565	59,760
LKQ Corp.	1,066	56,935
CarMax, Inc.*	629	54,792
MGM Resorts International*	1,089	51,412
Bath & Body Works, Inc.	900	45,018
Tapestry, Inc.	914	43,397
American Airlines Group, Inc.*	2,607	40,018
Wynn Resorts Ltd.	380	38,847
Caesars Entertainment, Inc.*	860	37,616
Norwegian Cruise Line Holdings Ltd.*	1,695	35,476
BorgWarner, Inc.	916	31,822
Hasbro, Inc.	520	29,390
Ralph Lauren Corp. — Class A	156	29,291
VF Corp.	1,317	20,203
Total Consumer, Cyclical		14,761,409

Industrial - 5.2%
General Electric Co.	4,337	761,274
Caterpillar, Inc.	2,029	743,487
Union Pacific Corp.	2,430	597,610
Honeywell International, Inc.	2,627	539,192
RTX Corp.	5,288	515,739
Eaton Corporation plc	1,591	497,474
Boeing Co.*	2,286	441,175
United Parcel Service, Inc. — Class B	2,882	428,352
Deere & Co.	1,038	426,348
Lockheed Martin Corp.	857	389,824
Waste Management, Inc.	1,461	311,412
CSX Corp.	7,875	291,926
Illinois Tool Works, Inc.	1,084	290,870
Parker-Hannifin Corp.	512	284,565
Amphenol Corp. — Class A	2,390	275,686
TransDigm Group, Inc.	222	273,415
Trane Technologies plc	907	272,281
Northrop Grumman Corp.	562	269,007
FedEx Corp.	916	265,402
Emerson Electric Co.	2,278	258,371
General Dynamics Corp.	905	255,653
3M Co.	2,203	233,672
Norfolk Southern Corp.	900	229,383
Carrier Global Corp.	3,329	193,515
TE Connectivity Ltd.	1,231	178,790
Johnson Controls International plc	2,716	177,409
AMETEK, Inc.	920	168,268
L3Harris Technologies, Inc.	755	160,891
Otis Worldwide Corp.	1,616	160,420
Old Dominion Freight Line, Inc.	714	156,587
Republic Services, Inc. — Class A	815	156,024
Ingersoll Rand, Inc.	1,613	153,154
Martin Marietta Materials, Inc.	246	151,029
Vulcan Materials Co.	530	144,648
Rockwell Automation, Inc.	457	133,138
Xylem, Inc.	961	124,200
Fortive Corp.	1,398	120,256
Mettler-Toledo International, Inc.*	86	114,491
Keysight Technologies, Inc.*	696	108,840
Howmet Aerospace, Inc.	1,559	106,682
Westinghouse Air Brake Technologies Corp.	714	104,015
Builders FirstSource, Inc.*	492	102,606
Dover Corp.	558	98,872
Garmin Ltd.	610	90,811
Hubbell, Inc.	214	88,821
Axon Enterprise, Inc.*	281	87,919
Ball Corp.	1,257	84,671
Teledyne Technologies, Inc.*	188	80,712
Veralto Corp.	874	77,489
Jacobs Solutions, Inc.	501	77,019
Textron, Inc.	781	74,921
IDEX Corp.	301	73,450
Expeditors International of Washington, Inc.	579	70,389
Masco Corp.	876	69,099
Jabil, Inc.	508	68,047
Packaging Corporation of America	354	67,182
J.B. Hunt Transport Services, Inc.	325	64,756
Trimble, Inc.*	991	63,781
Snap-on, Inc.	210	62,206
Stanley Black & Decker, Inc.	611	59,835
Nordson Corp.	216	59,301
Pentair plc	659	56,305
Amcor plc	5,760	54,778
Westrock Co.	1,024	50,637
Allegion plc	350	47,148
Huntington Ingalls Industries, Inc.	158	46,052
A O Smith Corp.	489	43,746
CH Robinson Worldwide, Inc.	465	35,405
Generac Holdings, Inc.*	245	30,904
Mohawk Industries, Inc.*	211	27,618
Total Industrial		13,378,955

14 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
S&P 500® 2x STRATEGY FUND

	Shares	Value
Energy - 2.7%
Exxon Mobil Corp.	15,825	$1,839,498
Chevron Corp.	6,912	1,090,299
ConocoPhillips	4,695	597,580
Schlumberger N.V.	5,688	311,759
EOG Resources, Inc.	2,324	297,100
Marathon Petroleum Corp.	1,467	295,600
Phillips 66	1,714	279,965
Pioneer Natural Resources Co.	931	244,387
Valero Energy Corp.	1,357	231,626
Williams Companies, Inc.	4,848	188,926
ONEOK, Inc.	2,322	186,155
Occidental Petroleum Corp.	2,623	170,469
Hess Corp.	1,097	167,446
Kinder Morgan, Inc.	7,706	141,328
Diamondback Energy, Inc.	713	141,295
Halliburton Co.	3,547	139,823
Baker Hughes Co.	3,989	133,632
Devon Energy Corp.	2,553	128,110
Targa Resources Corp.	889	99,559
Coterra Energy, Inc. — Class A	2,998	83,584
First Solar, Inc.*	426	71,909
Marathon Oil Corp.	2,332	66,089
Enphase Energy, Inc.*	541	65,450
Equities Corp.	1,639	60,758
APA Corp.	1,439	49,473
Total Energy		7,081,820

Utilities - 1.5%
NextEra Energy, Inc.	8,176	522,528
Southern Co.	4,346	311,782
Duke Energy Corp.	3,073	297,190
Constellation Energy Corp.	1,273	235,314
American Electric Power Company, Inc.	2,096	180,466
Sempra	2,508	180,150
Dominion Energy, Inc.	3,335	164,049
Exelon Corp.	3,967	149,040
PG&E Corp.	8,502	142,493
Public Service Enterprise Group, Inc.	1,986	132,625
Consolidated Edison, Inc.	1,376	124,954
Xcel Energy, Inc.	2,199	118,196
Edison International	1,529	108,146
WEC Energy Group, Inc.	1,257	103,225
American Water Works Company, Inc.	776	94,835
DTE Energy Co.	823	92,291
Entergy Corp.	843	89,088
Eversource Energy	1,392	83,200
PPL Corp.	2,938	80,883
FirstEnergy Corp.	2,058	79,480
Ameren Corp.	1,048	77,510
CenterPoint Energy, Inc.	2,516	71,681
Atmos Energy Corp.	601	71,441
CMS Energy Corp.	1,173	70,779
NRG Energy, Inc.	900	60,921
Alliant Energy Corp.	1,017	51,257
Evergy, Inc.	915	48,843
AES Corp.	2,669	47,855
NiSource, Inc.	1,648	45,584
Pinnacle West Capital Corp.	452	33,778
Total Utilities		3,869,584

Basic Materials - 1.3%
Linde plc	1,932	897,066
Sherwin-Williams Co.	938	325,796
Freeport-McMoRan, Inc.	5,715	268,719
Ecolab, Inc.	1,011	233,440
Air Products and Chemicals, Inc.	886	214,651
Nucor Corp.	980	193,942
Newmont Corp.	4,593	164,613
Dow, Inc.	2,799	162,146
PPG Industries, Inc.	940	136,206
DuPont de Nemours, Inc.	1,714	131,412
LyondellBasell Industries N.V. — Class A	1,020	104,326
Steel Dynamics, Inc.	606	89,827
International Flavors & Fragrances, Inc.	1,017	87,452
Celanese Corp. — Class A	399	68,572
CF Industries Holdings, Inc.	761	63,323
Albemarle Corp.	468	61,654
International Paper Co.	1,379	53,809
Eastman Chemical Co.	467	46,803
Mosaic Co.	1,302	42,263
FMC Corp.	497	31,659
Total Basic Materials		3,377,679

Total Common Stocks
(Cost $113,720,073)		175,666,247

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
S&P 500® 2x STRATEGY FUND

	Face Amount	Value
FEDERAL AGENCY DISCOUNT NOTES†† - 13.5%
Federal Home Loan Bank
5.15% due 04/01/24[1]	$35,000,000	$35,000,000
Total Federal Agency Discount Notes
(Cost $35,000,000)		35,000,000

U.S. TREASURY BILLS†† - 5.5%
U.S. Treasury Bills
5.25% due 04/23/24[1,2]	8,900,000	8,871,337
5.27% due 04/02/24[1,2]	3,000,000	2,999,565
5.17% due 04/16/24[1,3]	2,336,000	2,330,871
Total U.S. Treasury Bills
(Cost $14,201,880)		14,201,773

REPURCHASE AGREEMENTS††,4 - 12.6%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	18,813,447	18,813,447
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	7,235,941	7,235,941
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	6,558,754	6,558,754
Total Repurchase Agreements
(Cost $32,608,142)		32,608,142

Total Investments - 99.4%
(Cost $195,530,095)		$257,476,162
Other Assets & Liabilities, net - 0.6%		1,672,836
Total Net Assets - 100.0%		$259,148,998

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
S&P 500 Index Mini Futures Contracts	333	Jun 2024	$88,336,575	$1,264,915

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	S&P 500 Index	Pay	5.93% (SOFR + 0.60%)	At Maturity	06/25/24	15,757	$82,794,455	$822,037
Goldman Sachs International	S&P 500 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/24	28,674	150,661,063	380,975
BNP Paribas	S&P 500 Index	Pay	5.93% (Federal Funds Rate + 0.60%)	At Maturity	06/26/24	4,111	21,600,187	122,217
							$255,055,705	$1,325,229

16 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
S&P 500® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$175,666,247	$—	$—	$175,666,247
Federal Agency Discount Notes	—	35,000,000	—	35,000,000
U.S. Treasury Bills	—	14,201,773	—	14,201,773
Repurchase Agreements	—	32,608,142	—	32,608,142
Equity Futures Contracts**	1,264,915	—	—	1,264,915
Equity Index Swap Agreements**	—	1,325,229	—	1,325,229
Total Assets	$176,931,162	$83,135,144	$—	$260,066,306

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value (cost $162,921,953)	$224,868,020
Repurchase agreements, at value (cost $32,608,142)	32,608,142
Cash	56,941
Segregated cash with broker	1,576,118
Unrealized appreciation on OTC swap agreements	1,325,229
Receivables:
Fund shares sold	1,087,773
Swap settlement	408,463
Dividends	130,046
Interest	19,233
Securities lending income	741
Total assets	262,080,706

Liabilities:
Segregated cash due to broker	1,460,000
Payable for:
Fund shares redeemed	913,641
Management fees	179,271
Transfer agent fees	86,700
Distribution and service fees	50,833
Variation margin on futures contracts	45,874
Portfolio accounting and administration fees	20,915
Securities purchased	7,945
Trustees’ fees*	2,024
Miscellaneous	164,505
Total liabilities	2,931,708
Net assets	$259,148,998

Net assets consist of:
Paid in capital	$223,962,088
Total distributable earnings (loss)	35,186,910
Net assets	$259,148,998

Class A:
Net assets	$23,658,967
Capital shares outstanding	82,561
Net asset value per share	$286.56
Maximum offering price per share (Net asset value divided by 95.25%)	$300.85

Class C:
Net assets	$1,752,974
Capital shares outstanding	7,489
Net asset value per share	$234.07

Class H:
Net assets	$233,737,057
Capital shares outstanding	817,051
Net asset value per share	$286.07

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $651)	$2,295,598
Interest	1,794,323
Income from securities lending, net	1,737
Total investment income	4,091,658

Expenses:
Management fees	1,630,486
Distribution and service fees:
Class A	47,037
Class C	14,631
Class H	402,213
Transfer agent fees	381,160
Portfolio accounting and administration fees	371,351
Registration fees	260,577
Interest expense	258,930
Professional fees	60,753
Trustees’ fees*	25,746
Custodian fees	24,517
Miscellaneous	44,743
Total expenses	3,522,144
Less:
Expenses reimbursed by Adviser	(153,106)
Net expenses	3,369,038
Net investment income	722,620

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,390,866
Swap agreements	35,412,053
Futures contracts	7,497,115
Net realized gain	45,300,034
Net change in unrealized appreciation (depreciation) on:
Investments	33,172,598
Swap agreements	(2,359,420)
Futures contracts	(518,294)
Net change in unrealized appreciation (depreciation)	30,294,884
Net realized and unrealized gain	75,594,918
Net increase in net assets resulting from operations	$76,317,538

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

18 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$722,620	$237,869
Net realized gain (loss) on investments	45,300,034	(35,872,858)
Net change in unrealized appreciation (depreciation) on investments	30,294,884	(19,316,024)
Net increase (decrease) in net assets resulting from operations	76,317,538	(54,951,013)

Distributions to shareholders:
Class A	(28,390)	—
Class C	(2,164)	—
Class H	(207,315)	—
Total distributions to shareholders	(237,869)	—

Capital share transactions:
Proceeds from sale of shares
Class A	6,084,963	40,750,231
Class C	897,471	3,568,923
Class H	3,957,107,761	1,985,862,957
Distributions reinvested
Class A	27,412	—
Class C	1,695	—
Class H	179,251	—
Cost of shares redeemed
Class A	(7,728,261)	(41,867,579)
Class C	(1,894,512)	(4,566,321)
Class H	(3,898,800,693)	(2,050,710,514)
Net increase (decrease) from capital share transactions	55,875,087	(66,962,303)
Net increase (decrease) in net assets	131,954,756	(121,913,316)

Net assets:
Beginning of year	127,194,242	249,107,558
End of year	$259,148,998	$127,194,242

Capital share activity:
Shares sold
Class A	28,594	236,745
Class C	4,931	24,088
Class H	18,101,898	10,925,373
Shares issued from reinvestment of distributions
Class A	120	—
Class C	9	—
Class H	787	—
Shares redeemed
Class A	(36,493)	(251,695)
Class C	(11,330)	(31,537)
Class H	(17,866,387)	(11,243,865)
Net increase (decrease) in shares	222,129	(340,891)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 19

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$186.61	$244.03	$195.48	$86.56	$117.21
Income (loss) from investment operations:
Net investment income (loss)[a]	.90	.31	(1.47)	(.75)	.12
Net gain (loss) on investments (realized and unrealized)	99.39	(57.73)	55.90	110.89	(28.08)
Total from investment operations	100.29	(57.42)	54.43	110.14	(27.96)
Less distributions from:
Net investment income	(.34)	—	—	—	—
Net realized gains	—	—	(5.88)	(1.22)	(2.69)
Total distributions	(.34)	—	(5.88)	(1.22)	(2.69)
Net asset value, end of period	$286.56	$186.61	$244.03	$195.48	$86.56

Total Return[b]	53.82%	(23.53%)	27.59%	127.44%	(24.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$23,659	$16,858	$25,694	$21,176	$10,134
Ratios to average net assets:
Net investment income (loss)	0.41%	0.17%	(0.61%)	(0.51%)	0.10%
Total expenses	1.94%	1.85%	1.75%	1.81%	1.84%
Net expenses[c]	1.86%	1.82%	1.75%	1.81%	1.84%
Portfolio turnover rate	1,312%	554%	610%	634%	328%

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$153.62	$202.40	$164.10	$73.30	$100.33
Income (loss) from investment operations:
Net investment income (loss)[a]	(.62)	(.99)	(2.70)	(1.51)	(.60)
Net gain (loss) on investments (realized and unrealized)	81.41	(47.79)	46.88	93.53	(23.74)
Total from investment operations	80.79	(48.78)	44.18	92.02	(24.34)
Less distributions from:
Net investment income	(.34)	—	—	—	—
Net realized gains	—	—	(5.88)	(1.22)	(2.69)
Total distributions	(.34)	—	(5.88)	(1.22)	(2.69)
Net asset value, end of period	$234.07	$153.62	$202.40	$164.10	$73.30

Total Return[b]	52.68%	(24.10%)	26.62%	125.76%	(25.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,753	$2,132	$4,317	$2,919	$2,381
Ratios to average net assets:
Net investment income (loss)	(0.35%)	(0.65%)	(1.36%)	(1.23%)	(0.56%)
Total expenses	2.69%	2.59%	2.50%	2.56%	2.58%
Net expenses[c]	2.61%	2.57%	2.50%	2.56%	2.58%
Portfolio turnover rate	1,312%	554%	610%	634%	328%

20 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$186.32	$243.65	$195.18	$86.43	$117.04
Income (loss) from investment operations:
Net investment income (loss)[a]	.89	.31	(1.46)	(.78)	.14
Net gain (loss) on investments (realized and unrealized)	99.20	(57.64)	55.81	110.75	(28.06)
Total from investment operations	100.09	(57.33)	54.35	109.97	(27.92)
Less distributions from:
Net investment income	(.34)	—	—	—	—
Net realized gains	—	—	(5.88)	(1.22)	(2.69)
Total distributions	(.34)	—	(5.88)	(1.22)	(2.69)
Net asset value, end of period	$286.07	$186.32	$243.65	$195.18	$86.43

Total Return	53.81%	(23.53%)	27.59%	127.44%	(24.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$233,737	$108,204	$219,097	$123,790	$77,320
Ratios to average net assets:
Net investment income (loss)	0.40%	0.17%	(0.61%)	(0.53%)	0.11%
Total expenses	1.94%	1.85%	1.75%	1.81%	1.84%
Net expenses[c]	1.85%	1.82%	1.75%	1.81%	1.84%
Portfolio turnover rate	1,312%	554%	610%	634%	328%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse S&P 500® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the S&P 500 Index. Inverse S&P 500 2x Strategy Fund Class H returned -34.41%, while the S&P 500® Index returned 29.88% over the same period.

The sectors that contributed the most to the return of the underlying index were Information Technology, Financials, and Communication Services. The only sector that detracted was Utilities.

The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Amazon.com, Inc. Those that detracted the most were Pfizer, Inc., Tesla, Inc., and Bristol-Myers Squibb Co.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Inception Dates:
Class A	September 1, 2004
Class C	March 7, 2001
Class H	May 19, 2000

22 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	(34.38%)	(30.95%)	(26.71%)
Class A Shares with sales charge†	(37.50%)	(31.62%)	(27.06%)
Class C Shares	(34.87%)	(31.46%)	(27.26%)
Class C Shares with CDSC‡	(35.49%)	(31.46%)	(27.26%)
Class H Shares	(34.41%)	(30.93%)	(26.70%)
S&P 500 Index	29.88%	15.05%	12.96%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The S&P 500 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only; performance for Class C shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS	March 31, 2024
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 51.5%
U.S. Treasury Bills
5.26% due 04/23/24[1,2]	$3,600,000	$3,588,406
5.28% due 04/18/24[2]	1,500,000	1,496,271
5.25% due 04/23/24[1,2]	1,500,000	1,495,169
5.27% due 04/23/24[1,2]	300,000	299,034
5.17% due 04/16/24[2,3]	118,000	117,741
Total U.S. Treasury Bills
(Cost $6,996,646)		6,996,621

REPURCHASE AGREEMENTS††,4 - 50.2%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[1]	3,929,414	3,929,414
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[1]	1,511,313	1,511,313
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[1]	1,369,874	1,369,874
Total Repurchase Agreements
(Cost $6,810,601)		6,810,601

Total Investments - 101.7%
(Cost $13,807,247)		$13,807,222
Other Assets & Liabilities, net - (1.7)%		(228,759)
Total Net Assets - 100.0%		$13,578,463

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
S&P 500 Index Mini Futures Contracts	9	Jun 2024	$2,387,475	$(1,614)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	S&P 500 Index	Receive	5.53% (Federal Funds Rate + 0.20%)	At Maturity	06/26/24	431	$2,266,749	$(12,826)
Barclays Bank plc	S&P 500 Index	Receive	5.63% (SOFR + 0.30%)	At Maturity	06/25/24	2,006	10,539,280	(26,766)
Goldman Sachs International	S&P 500 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	06/26/24	2,271	11,930,836	(29,870)
							$24,736,865	$(69,462)

24 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
INVERSE S&P 500® 2x STRATEGY FUND

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$6,996,621	$—	$6,996,621
Repurchase Agreements	—	6,810,601	—	6,810,601
Total Assets	$—	$13,807,222	$—	$13,807,222

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,614	$—	$—	$1,614
Equity Index Swap Agreements**	—	69,462	—	69,462
Total Liabilities	$1,614	$69,462	$—	$71,076

**	This derivative is reported as unrealized appreciation/depreciation at period end.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 25

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value (cost $6,996,646)	$6,996,621
Repurchase agreements, at value (cost $6,810,601)	6,810,601
Receivables:
Fund shares sold	253,860
Interest	4,017
Variation margin on futures contracts	1,237
Total assets	14,066,336

Liabilities:
Unrealized depreciation on OTC swap agreements	69,462
Payable for:
Fund shares redeemed	302,518
Swap settlement	73,157
Management fees	13,748
Transfer agent fees	8,616
Distribution and service fees	4,073
Portfolio accounting and administration fees	1,604
Trustees’ fees*	244
Miscellaneous	14,451
Total liabilities	487,873
Net assets	$13,578,463

Net assets consist of:
Paid in capital	$257,155,496
Total distributable earnings (loss)	(243,577,033)
Net assets	$13,578,463

Class A:
Net assets	$596,310
Capital shares outstanding	21,540
Net asset value per share	$27.68
Maximum offering price per share (Net asset value divided by 95.25%)	$29.06

Class C:
Net assets	$374,725
Capital shares outstanding	16,233
Net asset value per share	$23.08

Class H:
Net assets	$12,607,428
Capital shares outstanding	453,567
Net asset value per share	$27.80

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Interest	$1,562,550
Total investment income	1,562,550

Expenses:
Management fees	256,960
Distribution and service fees:
Class A	1,715
Class C	5,413
Class H	68,312
Transfer agent fees	59,184
Portfolio accounting and administration fees	58,527
Registration fees	46,159
Interest expense	12,694
Professional fees	11,156
Trustees’ fees*	5,081
Custodian fees	3,921
Miscellaneous	177
Total expenses	529,299
Less:
Expenses reimbursed by Adviser	(23,047)
Net expenses	506,252
Net investment income	1,056,298

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	346
Swap agreements	(10,115,959)
Futures contracts	(4,484,204)
Net realized loss	(14,599,817)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,870)
Swap agreements	1,725,687
Futures contracts	1,057,955
Net change in unrealized appreciation (depreciation)	2,779,772
Net realized and unrealized loss	(11,820,045)
Net decrease in net assets resulting from operations	$(10,763,747)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

26 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,056,298	$174,176
Net realized gain (loss) on investments	(14,599,817)	11,343,236
Net change in unrealized appreciation (depreciation) on investments	2,779,772	(2,793,861)
Net increase (decrease) in net assets resulting from operations	(10,763,747)	8,723,551

Distributions to shareholders:
Class A	(17,623)	—
Class C	(18,867)	—
Class H	(456,022)	—
Total distributions to shareholders	(492,512)	—

Capital share transactions:
Proceeds from sale of shares
Class A	2,973,456	23,294,674
Class C	710,100	2,997,599
Class H	1,167,522,343	1,858,711,833
Distributions reinvested
Class A	17,569	—
Class C	18,724	—
Class H	448,819	—
Cost of shares redeemed
Class A	(2,891,868)	(25,031,293)
Class C	(696,203)	(2,625,255)
Class H	(1,200,619,495)	(1,824,329,960)
Net increase (decrease) from capital share transactions	(32,516,555)	33,017,598
Net increase (decrease) in net assets	(43,772,814)	41,741,149

Net assets:
Beginning of year	57,351,277	15,610,128
End of year	$13,578,463	$57,351,277

Capital share activity:
Shares sold
Class A	79,947	454,430
Class C	22,124	71,324
Class H	31,637,662	38,406,342
Shares issued from reinvestment of distributions
Class A	507	—
Class C	647	—
Class H	12,908	—
Shares redeemed
Class A	(77,286)	(494,832)
Class C	(22,720)	(60,706)
Class H	(32,476,811)	(37,443,985)
Net increase (decrease) in shares	(823,022)	932,573

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 27

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$43.52	$40.83	$59.25	$167.99	$182.33
Income (loss) from investment operations:
Net investment income (loss)[a]	1.41	(.04)	(.71)	(.58)	(.50)
Net gain (loss) on investments (realized and unrealized)	(16.14)	2.73	(17.71)	(108.16)	(13.54)
Total from investment operations	(14.73)	2.69	(18.42)	(108.74)	(14.04)
Less distributions from:
Net investment income	(1.11)	—	—	—	(.30)
Total distributions	(1.11)	—	—	—	(.30)
Net asset value, end of period	$27.68	$43.52	$40.83	$59.25	$167.99

Total Return[b]	(34.38%)	6.59%	(31.09%)	(64.73%)	(7.66%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$596	$799	$2,399	$911	$10,143
Ratios to average net assets:
Net investment income (loss)	3.83%	(0.09%)	(1.56%)	(1.67%)	(0.28%)
Total expenses	1.85%	2.14%	1.77%	1.81%	1.82%
Net expenses[c]	1.77%	2.12%	1.77%	1.81%	1.82%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$36.78	$34.77	$50.84	$145.28	$158.86
Income (loss) from investment operations:
Net investment income (loss)[a]	.96	(.07)	(.88)	(.83)	(.75)
Net gain (loss) on investments (realized and unrealized)	(13.55)	2.08	(15.19)	(93.61)	(12.53)
Total from investment operations	(12.59)	2.01	(16.07)	(94.44)	(13.28)
Less distributions from:
Net investment income	(1.11)	—	—	—	(.30)
Total distributions	(1.11)	—	—	—	(.30)
Net asset value, end of period	$23.08	$36.78	$34.77	$50.84	$145.28

Total Return[b]	(34.87%)	5.78%	(31.61%)	(65.01%)	(8.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$375	$595	$193	$276	$362
Ratios to average net assets:
Net investment income (loss)	3.07%	(0.17%)	(2.24%)	(2.43%)	(0.55%)
Total expenses	2.60%	2.99%	2.50%	2.55%	2.58%
Net expenses[c]	2.52%	2.96%	2.50%	2.55%	2.58%
Portfolio turnover rate	—	—	—	—	—

28 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$43.72	$41.01	$59.45	$168.56	$182.85
Income (loss) from investment operations:
Net investment income (loss)[a]	1.36	.29	(.71)	(.55)	— [d]
Net gain (loss) on investments (realized and unrealized)	(16.17)	2.42	(17.73)	(108.56)	(13.99)
Total from investment operations	(14.81)	2.71	(18.44)	(109.11)	(13.99)
Less distributions from:
Net investment income	(1.11)	—	—	—	(.30)
Total distributions	(1.11)	—	—	—	(.30)
Net asset value, end of period	$27.80	$43.72	$41.01	$59.45	$168.56

Total Return	(34.41%)	6.61%	(31.02%)	(64.73%)	(7.62%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,607	$55,957	$13,017	$12,747	$68,498
Ratios to average net assets:
Net investment income (loss)	3.71%	0.59%	(1.55%)	(1.65%)	0.01%
Total expenses	1.84%	2.20%	1.75%	1.81%	1.84%
Net expenses[c]	1.76%	2.16%	1.75%	1.81%	1.84%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than $0.01 per share.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:5 reverse share split effective August 17, 2020.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 29

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the NASDAQ-100 Index. NASDAQ-100 2x Strategy Fund Class H returned 75.91%, while the NASDAQ-100 Index returned 39.65% over the same time period.

The sectors that contributed the most to the return of the underlying index for the Reporting Period were Information Technology, Communication Services, and Consumer Discretionary. The only sector that detracted was Financials.

The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Moderna, Inc., and PayPal Holdings, Inc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	September 1, 2004
Class C	November 20, 2000
Class H	May 24, 2000

Ten Largest Holdings	% of Total Net Assets
Microsoft Corp.	7.4%
Apple, Inc.	6.3%
NVIDIA Corp.	5.4%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc. — Class A	4.0%
Broadcom, Inc.	3.8%
Alphabet, Inc. — Class A	2.1%
Alphabet, Inc. — Class C	2.1%
Tesla, Inc.	2.0%
Costco Wholesale Corp.	2.0%
Top Ten Total	39.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

30 | THE RYDEX FUNDS ANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	75.90%	30.74%	29.54%
Class A Shares with sales charge†	67.54%	29.47%	28.91%
Class C Shares	74.59%	29.73%	28.55%
Class C Shares with CDSC‡	73.59%	29.73%	28.55%
Class H Shares	75.91%	30.74%	29.54%
NASDAQ-100 Index	39.65%	20.90%	18.85%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only; performance for Class C shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

THE RYDEX FUNDS ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS	March 31, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 84.9%

Technology - 40.9%
Microsoft Corp.	178,358	$75,038,778
Apple, Inc.	370,661	63,560,948
NVIDIA Corp.	60,010	54,222,636
Broadcom, Inc.	28,731	38,080,355
Advanced Micro Devices, Inc.*	100,176	18,080,766
Adobe, Inc.*	28,024	14,140,910
QUALCOMM, Inc.	69,190	11,713,867
Intel Corp.	262,128	11,578,194
Intuit, Inc.	17,358	11,282,700
Applied Materials, Inc.	51,514	10,623,732
Texas Instruments, Inc.	56,374	9,820,914
Micron Technology, Inc.	68,440	8,068,392
Lam Research Corp.	8,128	7,896,921
Analog Devices, Inc.	30,746	6,081,251
KLA Corp.	8,384	5,856,811
Synopsys, Inc.*	9,457	5,404,676
Cadence Design Systems, Inc.*	16,878	5,253,784
ASML Holding N.V. — Class G	5,355	5,196,867
Crowdstrike Holdings, Inc. — Class A*	14,113	4,524,487
NXP Semiconductor N.V.	15,900	3,939,543
Marvell Technology, Inc.	53,597	3,798,955
Roper Technologies, Inc.	6,635	3,721,173
Workday, Inc. — Class A*	12,958	3,534,295
Autodesk, Inc.*	13,262	3,453,690
Fortinet, Inc.*	47,306	3,231,473
Microchip Technology, Inc.	33,503	3,005,554
Paychex, Inc.	22,396	2,750,229
Datadog, Inc. — Class A*	18,967	2,344,321
Cognizant Technology Solutions Corp. — Class A	30,865	2,262,096
Electronic Arts, Inc.	16,575	2,199,005
ON Semiconductor Corp.*	26,494	1,948,634
Atlassian Corp. — Class A*	9,756	1,903,493
ANSYS, Inc.*	5,395	1,872,928
Zscaler, Inc.*	9,197	1,771,618
GLOBALFOUNDRIES, Inc.*,1	33,960	1,769,656
MongoDB, Inc.*	4,475	1,604,914
Take-Two Interactive Software, Inc.*	10,576	1,570,430
Total Technology		413,108,996

Communications - 21.7%
Amazon.com, Inc.*	249,335	44,975,047
Meta Platforms, Inc. — Class A	84,014	40,795,518
Alphabet, Inc. — Class A*	141,454	21,349,652
Alphabet, Inc. — Class C*	136,125	20,726,393
Netflix, Inc.*	26,831	16,295,271
Cisco Systems, Inc.	251,042	12,529,506
T-Mobile US, Inc.	73,584	12,010,381
Comcast Corp. — Class A	245,662	10,649,448
Booking Holdings, Inc.	2,119	7,687,478
Palo Alto Networks, Inc.*	20,032	5,691,692
PDD Holdings, Inc. ADR*	41,410	4,813,913
MercadoLibre, Inc.*	3,144	4,753,602
Airbnb, Inc. — Class A*	27,161	4,480,479
DoorDash, Inc. — Class A*	23,359	3,217,001
Charter Communications, Inc. — Class A*	9,004	2,616,832
Trade Desk, Inc. — Class A*	27,590	2,411,918
CDW Corp.	8,321	2,128,345
Warner Bros Discovery, Inc.*	151,256	1,320,465
Sirius XM Holdings, Inc.[1]	238,225	924,313
Total Communications		219,377,254

Consumer, Non-cyclical - 10.5%
PepsiCo, Inc.	85,212	14,912,952
Amgen, Inc.	33,226	9,446,816
Intuitive Surgical, Inc.*	21,844	8,717,722
Vertex Pharmaceuticals, Inc.*	16,015	6,694,430
Regeneron Pharmaceuticals, Inc.*	6,692	6,440,983
Automatic Data Processing, Inc.	25,468	6,360,378
Mondelez International, Inc. — Class A	83,479	5,843,530
Gilead Sciences, Inc.	77,236	5,657,537
PayPal Holdings, Inc.*	66,446	4,451,217
Cintas Corp.	6,285	4,317,984
Monster Beverage Corp.*	64,518	3,824,627
Dexcom, Inc.*	23,902	3,315,207
IDEXX Laboratories, Inc.*	5,152	2,781,719
Kraft Heinz Co.	75,210	2,775,249
Keurig Dr Pepper, Inc.	86,028	2,638,479
GE HealthCare Technologies, Inc.	28,231	2,566,480
Moderna, Inc.*	23,688	2,524,193
CoStar Group, Inc.*	25,321	2,446,009
AstraZeneca plc ADR	36,102	2,445,911
Verisk Analytics, Inc. — Class A	8,890	2,095,640
Coca-Cola Europacific Partners plc	28,320	1,980,984
Biogen, Inc.*	9,012	1,943,258
Illumina, Inc.*	9,852	1,352,877
Total Consumer, Non-cyclical		105,534,182

Consumer, Cyclical - 7.4%
Tesla, Inc.*	115,714	20,341,364
Costco Wholesale Corp.	27,511	20,155,384
Starbucks Corp.	70,195	6,415,121
Marriott International, Inc. — Class A	17,948	4,528,460
O’Reilly Automotive, Inc.*	3,660	4,131,701
PACCAR, Inc.	32,480	4,023,947
Copart, Inc.*	59,609	3,452,553
Ross Stores, Inc.	20,873	3,063,321
Lululemon Athletica, Inc.*	7,506	2,932,219
Fastenal Co.	35,477	2,736,696
Dollar Tree, Inc.*	13,508	1,798,590
Walgreens Boots Alliance, Inc.	53,466	1,159,678
Total Consumer, Cyclical		74,739,034

Industrial - 1.6%
Honeywell International, Inc.	40,435	8,299,284
CSX Corp.	121,463	4,502,633
Old Dominion Freight Line, Inc.	13,496	2,959,808
Total Industrial		15,761,725

32 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value
Basic Materials - 1.4%
Linde plc	29,857	$13,863,202

Utilities - 1.0%
Constellation Energy Corp.	19,633	3,629,160
American Electric Power Company, Inc.	32,622	2,808,754
Exelon Corp.	61,969	2,328,176
Xcel Energy, Inc.	34,419	1,850,021
Total Utilities		10,616,111

Energy - 0.4%
Diamondback Energy, Inc.	11,064	2,192,553
Baker Hughes Co.	62,053	2,078,775
Total Energy		4,271,328

Total Common Stocks
(Cost $484,779,952)		857,271,832

	Face Amount
U.S. TREASURY BILLS†† - 13.7%
U.S. Treasury Bills
5.25% due 04/23/24[2,3]	$47,700,000	47,546,379
5.24% due 04/11/24[3]	20,000,000	19,970,895
5.27% due 04/02/24[2,3]	18,000,000	17,997,390
5.17% due 04/16/24[3,4]	16,917,000	16,879,857
5.26% due 04/23/24[2,3]	15,400,000	15,350,403
5.27% due 04/23/24[2,3]	10,100,000	10,067,472
5.26% due 04/09/24[3]	10,000,000	9,988,352
Total U.S. Treasury Bills
(Cost $137,801,379)		137,800,748

FEDERAL AGENCY DISCOUNT NOTES†† - 1.0%
Federal Home Loan Bank
5.15% due 04/01/24[3]	10,000,000	10,000,000
Total Federal Agency Discount Notes
(Cost $10,000,000)		10,000,000

REPURCHASE AGREEMENTS††,5 - 1.5%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	9,003,436	9,003,436
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	3,462,860	3,462,860
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	3,138,783	3,138,783
Total Repurchase Agreements
(Cost $15,605,079)		15,605,079

	Shares
SECURITIES LENDING COLLATERAL†,6 - 0.2%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	2,124,454	2,124,454
Total Securities Lending Collateral
(Cost $2,124,454)		2,124,454

Total Investments - 101.3%
(Cost $650,310,864)		$1,022,802,113
Other Assets & Liabilities, net - (1.3)%		(13,311,158)
Total Net Assets - 100.0%		$1,009,490,955

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
NASDAQ-100 Index Mini Futures Contracts	592	Jun 2024	$218,596,000	$2,001,887

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	NASDAQ-100 Index	Pay	6.03% (SOFR + 0.70%)	At Maturity	06/25/24	39,320	$717,772,215	$7,302,769
Goldman Sachs International	NASDAQ-100 Index	Pay	5.83% (Federal Funds Rate + 0.50%)	At Maturity	06/26/24	9,998	182,505,259	145,796
BNP Paribas	NASDAQ-100 Index	Pay	5.98% (Federal Funds Rate + 0.65%)	At Maturity	06/26/24	2,519	45,990,662	36,734
							$946,268,136	$7,485,299

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
NASDAQ-100® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is on loan at March 31, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2024.
ADR — American Depositary Receipt
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$857,271,832	$—	$—	$857,271,832
U.S. Treasury Bills	—	137,800,748	—	137,800,748
Federal Agency Discount Notes	—	10,000,000	—	10,000,000
Repurchase Agreements	—	15,605,079	—	15,605,079
Securities Lending Collateral	2,124,454	—	—	2,124,454
Equity Futures Contracts**	2,001,887	—	—	2,001,887
Equity Index Swap Agreements**	—	7,485,299	—	7,485,299
Total Assets	$861,398,173	$170,891,126	$—	$1,032,289,299

**	This derivative is reported as unrealized appreciation/depreciation at period end.

34 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value - including $2,020,474 of securities loaned (cost $634,705,785)	$1,007,197,034
Repurchase agreements, at value (cost $15,605,079)	15,605,079
Cash	190,754
Unrealized appreciation on OTC swap agreements	7,485,299
Receivables:
Fund shares sold	2,592,411
Dividends	257,037
Investment Adviser	21,041
Securities lending income	14,893
Interest	9,204
Total assets	1,033,372,752

Liabilities:
Segregated cash due to broker	8,020,000
Payable for:
Fund shares redeemed	9,620,909
Return of securities lending collateral	2,124,454
Swap settlement	1,326,561
Management fees	759,899
Variation margin on futures contracts	490,219
Transfer agent fees	379,102
Distribution and service fees	216,322
Portfolio accounting and administration fees	88,654
Trustees’ fees*	9,220
Miscellaneous	846,457
Total liabilities	23,881,797
Net assets	$1,009,490,955

Net assets consist of:
Paid in capital	$655,862,211
Total distributable earnings (loss)	353,628,744
Net assets	$1,009,490,955

Class A:
Net assets	$106,273,379
Capital shares outstanding	225,536
Net asset value per share	$471.20
Maximum offering price per share (Net asset value divided by 95.25%)	$494.70

Class C:
Net assets	$8,293,546
Capital shares outstanding	24,364
Net asset value per share	$340.40

Class H:
Net assets	$894,924,030
Capital shares outstanding	1,899,811
Net asset value per share	$471.06

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $9,274)	$6,234,827
Interest	6,811,913
Income from securities lending, net	174,715
Total investment income	13,221,455

Expenses:
Management fees	7,180,487
Distribution and service fees:
Class A	205,319
Class C	80,149
Class H	1,769,192
Transfer agent fees	1,685,461
Portfolio accounting and administration fees	1,635,380
Interest expense	1,310,283
Registration fees	1,129,092
Professional fees	249,817
Trustees’ fees*	110,378
Custodian fees	109,920
Line of credit fees	13,414
Miscellaneous	532,981
Total expenses	16,011,873
Less:
Expenses reimbursed by Adviser	(685,408)
Expenses waived by Adviser	(148,996)
Total waived/reimbursed expenses	(834,404)
Net expenses	15,177,469
Net investment loss	(1,956,014)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	17,670,683
Swap agreements	189,337,825
Futures contracts	44,400,075
Net realized gain	251,408,583
Net change in unrealized appreciation (depreciation) on:
Investments	181,734,134
Swap agreements	(10,468,645)
Futures contracts	(6,676,651)
Net change in unrealized appreciation (depreciation)	164,588,838
Net realized and unrealized gain	415,997,421
Net increase in net assets resulting from operations	$414,041,407

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 35

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,956,014)	$(2,645,828)
Net realized gain (loss) on investments	251,408,583	(68,182,518)
Net change in unrealized appreciation (depreciation) on investments	164,588,838	(136,604,197)
Net increase (decrease) in net assets resulting from operations	414,041,407	(207,432,543)

Capital share transactions:
Proceeds from sale of shares
Class A	22,627,601	24,325,626
Class C	1,164,335	1,571,061
Class H	6,354,054,603	4,034,214,086
Cost of shares redeemed
Class A	(25,432,583)	(24,662,262)
Class C	(4,836,077)	(3,175,566)
Class H	(6,311,015,699)	(4,076,736,162)
Net increase (decrease) from capital share transactions	36,562,180	(44,463,217)
Net increase (decrease) in net assets	450,603,587	(251,895,760)

Net assets:
Beginning of year	558,887,368	810,783,128
End of year	$1,009,490,955	$558,887,368

Capital share activity:
Shares sold
Class A	64,010	100,678
Class C	4,443	8,131
Class H	17,782,561	16,907,136
Shares redeemed
Class A	(70,979)	(103,280)
Class C	(18,813)	(17,928)
Class H	(17,709,059)	(16,907,948)
Net increase (decrease) in shares	52,163	(13,211)

36 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$267.88	$386.62	$336.16	$141.52	$150.26
Income (loss) from investment operations:
Net investment income (loss)[a]	(.94)	(1.30)	(4.89)	(3.18)	(1.16)
Net gain (loss) on investments (realized and unrealized)	204.26	(117.44)	83.35	227.34	2.39
Total from investment operations	203.32	(118.74)	78.46	224.16	1.23
Less distributions from:
Net realized gains	—	—	(28.00)	(29.52)	(9.97)
Total distributions	—	—	(28.00)	(29.52)	(9.97)
Net asset value, end of period	$471.20	$267.88	$386.62	$336.16	$141.52

Total Return[b]	75.90%	(30.71%)	21.73%	159.40%	(0.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$106,273	$62,284	$90,897	$79,610	$31,547
Ratios to average net assets:
Net investment income (loss)	(0.26%)	(0.53%)	(1.17%)	(1.13%)	(0.67%)
Total expenses	2.01%	1.90%	1.79%	1.84%	1.87%
Net expenses[c]	1.90%	1.87%	1.79%	1.84%	1.87%
Portfolio turnover rate	392%	461%	252%	251%	237%

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$194.97	$283.53	$253.57	$110.50	$119.88
Income (loss) from investment operations:
Net investment income (loss)[a]	(2.61)	(2.32)	(5.97)	(4.02)	(1.92)
Net gain (loss) on investments (realized and unrealized)	148.04	(86.24)	63.93	176.61	2.51
Total from investment operations	145.43	(88.56)	57.96	172.59	.59
Less distributions from:
Net realized gains	—	—	(28.00)	(29.52)	(9.97)
Total distributions	—	—	(28.00)	(29.52)	(9.97)
Net asset value, end of period	$340.40	$194.97	$283.53	$253.57	$110.50

Total Return[b]	74.59%	(31.23%)	20.70%	157.42%	(1.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,294	$7,552	$13,760	$15,545	$9,030
Ratios to average net assets:
Net investment income (loss)	(1.03%)	(1.29%)	(1.92%)	(1.88%)	(1.42%)
Total expenses	2.75%	2.64%	2.54%	2.59%	2.63%
Net expenses[c]	2.65%	2.61%	2.54%	2.59%	2.63%
Portfolio turnover rate	392%	461%	252%	251%	237%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 37

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$267.78	$386.47	$336.03	$141.47	$150.21
Income (loss) from investment operations:
Net investment income (loss)[a]	(.84)	(1.29)	(4.89)	(3.14)	(1.14)
Net gain (loss) on investments (realized and unrealized)	204.12	(117.40)	83.33	227.22	2.37
Total from investment operations	203.28	(118.69)	78.44	224.08	1.23
Less distributions from:
Net realized gains	—	—	(28.00)	(29.52)	(9.97)
Total distributions	—	—	(28.00)	(29.52)	(9.97)
Net asset value, end of period	$471.06	$267.78	$386.47	$336.03	$141.47

Total Return	75.91%	(30.71%)	21.73%	159.40%	(0.76%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$894,924	$489,052	$706,126	$566,649	$276,299
Ratios to average net assets:
Net investment income (loss)	(0.23%)	(0.53%)	(1.17%)	(1.13%)	(0.66%)
Total expenses	2.00%	1.90%	1.79%	1.84%	1.87%
Net expenses[c]	1.89%	1.87%	1.79%	1.84%	1.87%
Portfolio turnover rate	392%	461%	252%	251%	237%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

38 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse NASDAQ-100® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the NASDAQ-100 Index. Inverse NASDAQ-100® 2x Strategy Fund Class H returned -45.51%, while the NASDAQ-100 Index returned 39.65% over the same time period.

The sectors that contributed the most to the return of the underlying index for the Reporting Period were Information Technology, Communication Services, and Consumer Discretionary. The only sector that detracted was Financials.

The holdings that contributed the most to the return of the underlying index were NVIDIA Corp., Microsoft Corp., and Meta Platforms, Inc. – Class A. Those that detracted the most were Tesla, Inc., Moderna, Inc., and PayPal Holdings, Inc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

Inception Dates:
Class A	September 1, 2004
Class C	March 8, 2001
Class H	May 23, 2000

THE RYDEX FUNDS ANNUAL REPORT | 39

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	(45.56%)	(41.33%)	(36.79%)
Class A Shares with sales charge†	(48.15%)	(41.90%)	(37.09%)
Class C Shares	(45.95%)	(41.74%)	(37.19%)
Class C Shares with CDSC‡	(46.46%)	(41.74%)	(37.19%)
Class H Shares	(45.51%)	(41.30%)	(36.76%)
NASDAQ-100 Index	39.65%	20.90%	18.85%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The NASDAQ-100 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only; performance for Class C shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

40 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2024
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 37.1%
U.S. Treasury Bills
5.25% due 04/23/24[1,2]	$2,600,000	$2,591,627
5.28% due 04/18/24[2]	1,400,000	1,396,520
5.27% due 04/30/24[2]	1,300,000	1,294,493
5.17% due 04/16/24[2,3]	71,000	70,844
Total U.S. Treasury Bills
(Cost $5,353,491)		5,353,484

REPURCHASE AGREEMENTS††,4 - 56.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[1]	4,712,823	4,712,823
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[1]	1,812,624	1,812,624
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[1]	1,642,987	1,642,987
Total Repurchase Agreements
(Cost $8,168,434)		8,168,434

Total Investments - 93.8%
(Cost $13,521,925)		$13,521,918
Other Assets & Liabilities, net - 6.2%		891,382
Total Net Assets - 100.0%		$14,413,300

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
NASDAQ-100 Index Mini Futures Contracts	19	Jun 2024	$7,015,750	$(24,744)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	NASDAQ-100 Index	Receive	5.68% (SOFR + 0.35%)	At Maturity	06/25/24	380	$6,929,170	$16,752
Goldman Sachs International	NASDAQ-100 Index	Receive	5.63% (Federal Funds Rate + 0.30%)	At Maturity	06/26/24	623	11,374,505	10,788
BNP Paribas	NASDAQ-100 Index	Receive	5.58% (Federal Funds Rate + 0.25%)	At Maturity	06/26/24	188	3,423,928	(2,725)
							$21,727,603	$24,815

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
INVERSE NASDAQ-100® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$5,353,484	$—	$5,353,484
Repurchase Agreements	—	8,168,434	—	8,168,434
Equity Index Swap Agreements**	—	27,540	—	27,540
Total Assets	$—	$13,549,458	$—	$13,549,458

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$24,744	$—	$—	$24,744
Equity Index Swap Agreements**	—	2,725	—	2,725
Total Liabilities	$24,744	$2,725	$—	$27,469

**	This derivative is reported as unrealized appreciation/depreciation at period end.

42 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value (cost $5,353,491)	$5,353,484
Repurchase agreements, at value (cost $8,168,434)	8,168,434
Segregated cash with broker	265,851
Unrealized appreciation on OTC swap agreements	27,540
Receivables:
Fund shares sold	2,720,848
Variation margin on futures contracts	15,675
Interest	4,818
Total assets	16,556,650

Liabilities:
Unrealized depreciation on OTC swap agreements	2,725
Payable for:
Fund shares redeemed	2,039,663
Swap settlement	64,107
Management fees	11,195
Transfer agent fees	5,498
Distribution and service fees	3,248
Portfolio accounting/administration fees	1,307
Trustees’ fees*	127
Miscellaneous	15,480
Total liabilities	2,143,350
Net assets	$14,413,300

Net assets consist of:
Paid in capital	$129,385,958
Total distributable earnings (loss)	(114,972,658)
Net assets	$14,413,300

Class A:
Net assets	$892,094
Capital shares outstanding	49,661
Net asset value per share	$17.96
Maximum offering price per share (Net asset value divided by 95.25%)	$18.86

Class C:
Net assets	$255,701
Capital shares outstanding	16,988
Net asset value per share	$15.05

Class H:
Net assets	$13,265,505
Capital shares outstanding	736,488
Net asset value per share	$18.01

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Interest	$1,723,617
Total investment income	1,723,617

Expenses:
Management fees	264,708
Distribution and service fees:
Class A	2,197
Class C	4,146
Class H	70,299
Transfer agent fees	59,122
Portfolio accounting and administration fees	60,288
Registration fees	53,242
Professional fees	11,937
Interest expense	7,449
Trustees’ fees*	5,246
Custodian fees	4,393
Miscellaneous	4,293
Total expenses	547,320
Less:
Expenses reimbursed by Adviser	(25,145)
Net expenses	522,175
Net investment income	1,201,442

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	932
Swap agreements	(28,859,129)
Futures contracts	(3,351,871)
Net realized loss	(32,210,068)
Net change in unrealized appreciation (depreciation) on:
Investments	(278)
Swap agreements	1,369,765
Futures contracts	113,219
Net change in unrealized appreciation (depreciation)	1,482,706
Net realized and unrealized loss	(30,727,362)
Net decrease in net assets resulting from operations	$(29,525,920)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 43

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,201,442	$36,597
Net realized gain (loss) on investments	(32,210,068)	12,859,191
Net change in unrealized appreciation (depreciation) on investments	1,482,706	(1,673,228)
Net increase (decrease) in net assets resulting from operations	(29,525,920)	11,222,560

Distributions to shareholders:
Class A	(28,945)	—
Class C	(17,590)	—
Class H	(634,202)	—
Total distributions to shareholders	(680,737)	—

Capital share transactions:
Proceeds from sale of shares
Class A	7,222,864	14,106,948
Class C	4,224,257	5,916,658
Class H	1,138,936,552	1,814,403,211
Distributions reinvested
Class A	28,945	—
Class C	17,590	—
Class H	630,718	—
Cost of shares redeemed
Class A	(6,867,044)	(13,387,267)
Class C	(3,990,671)	(5,722,077)
Class H	(1,116,455,263)	(1,819,373,920)
Net increase (decrease) from capital share transactions	23,747,948	(4,056,447)
Net increase (decrease) in net assets	(6,458,709)	7,166,113

Net assets:
Beginning of year	20,872,009	13,705,896
End of year	$14,413,300	$20,872,009

Capital share activity:
Shares sold
Class A	293,267	316,156
Class C	196,116	151,193
Class H	44,027,172	40,646,176
Shares issued from reinvestment of distributions
Class A	1,316	—
Class C	952	—
Class H	28,591	—
Shares redeemed
Class A	(275,758)	(303,323)
Class C	(189,083)	(147,557)
Class H	(43,886,515)	(40,455,559)
Net increase in shares	196,058	207,086

44 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$34.40	$34.28	$51.80	$185.07	$270.16
Income (loss) from investment operations:
Net investment income (loss)[a]	1.05	.09	(.58)	(.48)	.40
Net gain (loss) on investments (realized and unrealized)	(16.54)	.03	(16.94)[d]	(132.65)	(85.39)
Total from investment operations	(15.49)	.12	(17.52)	(133.13)	(84.99)
Less distributions from:
Net investment income	(.95)	—	—	(.14)	(.10)
Total distributions	(.95)	—	—	(.14)	(.10)
Net asset value, end of period	$17.96	$34.40	$34.28	$51.80	$185.07

Total Return[b]	(45.56%)	0.35%	(33.82%)	(71.95%)	(31.48%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$892	$1,061	$617	$301	$320
Ratios to average net assets:
Net investment income (loss)	4.26%	0.20%	(1.58%)	(1.69%)	0.17%
Total expenses	1.83%	3.02%	1.78%	1.81%	1.87%
Net expenses[c]	1.75%	2.98%	1.78%	1.81%	1.87%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$29.27	$29.37	$44.74	$161.13	$236.63
Income (loss) from investment operations:
Net investment income (loss)[a]	.77	(.19)	(.78)	(.48)	(1.00)
Net gain (loss) on investments (realized and unrealized)	(14.04)	.09	(14.59)[d]	(115.77)	(74.40)
Total from investment operations	(13.27)	(.10)	(15.37)	(116.25)	(75.40)
Less distributions from:
Net investment income	(.95)	—	—	(.14)	(.10)
Total distributions	(.95)	—	—	(.14)	(.10)
Net asset value, end of period	$15.05	$29.27	$29.37	$44.74	$161.13

Total Return[b]	(45.95%)	(0.34%)	(34.35%)	(72.15%)	(31.89%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$256	$263	$158	$237	$64
Ratios to average net assets:
Net investment income (loss)	3.56%	(0.52%)	(2.32%)	(2.44%)	(0.54%)
Total expenses	2.58%	3.80%	2.52%	2.55%	2.63%
Net expenses[c]	2.50%	3.76%	2.52%	2.55%	2.63%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 45

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$34.46	$34.33	$51.83	$185.13	$270.31
Income (loss) from investment operations:
Net investment income (loss)[a]	1.04	.04	(.63)	(.36)	.20
Net gain (loss) on investments (realized and unrealized)	(16.54)	.09	(16.87)[d]	(132.80)	(85.28)
Total from investment operations	(15.50)	.13	(17.50)	(133.16)	(85.08)
Less distributions from:
Net investment income	(.95)	—	—	(.14)	(.10)
Total distributions	(.95)	—	—	(.14)	(.10)
Net asset value, end of period	$18.01	$34.46	$34.33	$51.83	$185.13

Total Return	(45.51%)	0.38%	(33.76%)	(71.93%)	(31.50%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,266	$19,548	$12,931	$6,190	$12,137
Ratios to average net assets:
Net investment income (loss)	4.09%	0.09%	(1.70%)	(1.70%)	0.10%
Total expenses	1.85%	2.53%	1.81%	1.85%	1.87%
Net expenses[c]	1.77%	2.49%	1.81%	1.85%	1.87%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:10 reverse share split effective August 10, 2020.

46 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Dow Jones Industrial Average. Dow 2x Strategy Fund Class H returned 36.63%, while the Dow Jones Industrial Average returned 22.18% over the same time period.

The sectors that contributed the most to the return of the underlying index were Information Technology, Financials, and Industrials. The only sector that detracted was Energy.

The holdings that contributed the most to the return of the underlying index were Microsoft Corp., Caterpillar, Inc., and Salesforce, Inc. Those that detracted the most were Nike, Inc. – Class B, Boeing Co., and Walgreens Boot Alliance, Inc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	September 1, 2004
Class C	February 20, 2004
Class H	February 20, 2004

Ten Largest Holdings	% of Total Net Assets
UnitedHealth Group, Inc.	6.6%
Microsoft Corp.	5.6%
Goldman Sachs Group, Inc.	5.6%
Home Depot, Inc.	5.1%
Caterpillar, Inc.	4.9%
Salesforce, Inc.	4.0%
Amgen, Inc.	3.8%
McDonald’s Corp.	3.8%
Visa, Inc. — Class A	3.7%
Travelers Companies, Inc.	3.1%
Top Ten Total	46.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 47

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	36.66%	13.35%	16.42%
Class A Shares with sales charge†	30.16%	12.26%	15.86%
Class C Shares	35.65%	12.52%	15.57%
Class C Shares with CDSC‡	34.65%	12.52%	15.57%
Class H Shares	36.63%	13.34%	16.41%
Dow Jones Industrial Average	22.18%	11.31%	11.76%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only; performance for Class C shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

48 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2024
DOW 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 81.4%

Financial - 18.1%
Goldman Sachs Group, Inc.	7,620	$3,182,798
Visa, Inc. — Class A	7,620	2,126,589
Travelers Companies, Inc.	7,620	1,753,667
American Express Co.	7,620	1,734,998
JPMorgan Chase & Co.	7,620	1,526,286
Total Financial		10,324,338

Consumer, Non-cyclical - 17.3%
UnitedHealth Group, Inc.	7,620	3,769,614
Amgen, Inc.	7,620	2,166,518
Procter & Gamble Co.	7,620	1,236,345
Johnson & Johnson	7,620	1,205,408
Merck & Company, Inc.	7,620	1,005,459
Coca-Cola Co.	7,620	466,192
Total Consumer, Non-cyclical		9,849,536

Technology - 15.1%
Microsoft Corp.	7,620	3,205,886
Salesforce, Inc.	7,620	2,294,992
International Business Machines Corp.	7,620	1,455,115
Apple, Inc.	7,620	1,306,678
Intel Corp.	7,620	336,575
Total Technology		8,599,246

Industrial - 11.7%
Caterpillar, Inc.	7,620	2,792,197
Honeywell International, Inc.	7,620	1,564,005
Boeing Co.*	7,620	1,470,584
3M Co.	7,620	808,253
Total Industrial		6,635,039

Consumer, Cyclical - 11.0%
Home Depot, Inc.	7,620	2,923,032
McDonald’s Corp.	7,620	2,148,459
NIKE, Inc. — Class B	7,620	716,128
Walmart, Inc.	7,620	458,495
Total Consumer, Cyclical		6,246,114

Communications - 5.3%
Amazon.com, Inc.*	7,620	1,374,496
Walt Disney Co.	7,620	932,383
Cisco Systems, Inc.	7,620	380,314
Verizon Communications, Inc.	7,620	319,735
Total Communications		3,006,928

Energy - 2.1%
Chevron Corp.	7,620	1,201,979

Basic Materials - 0.8%
Dow, Inc.	7,620	441,426

Total Common Stocks
(Cost $32,657,947)		46,304,606

	Face Amount
U.S. TREASURY BILLS†† - 7.1%
U.S. Treasury Bills
5.25% due 04/23/24[1,2]	$2,300,000	2,292,593
5.27% due 04/23/24[1,2]	900,000	897,102
5.17% due 04/16/24[2,3]	852,000	850,129
Total U.S. Treasury Bills
(Cost $4,039,854)		4,039,824

REPURCHASE AGREEMENTS††,4 - 5.0%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[1]	1,635,223	1,635,223
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[1]	628,932	628,932
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[1]	570,073	570,073
Total Repurchase Agreements
(Cost $2,834,228)		2,834,228

Total Investments - 93.5%
(Cost $39,532,029)		$53,178,658
Other Assets & Liabilities, net - 6.5%		3,688,454
Total Net Assets - 100.0%		$56,867,112

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
DOW 2x STRATEGY FUND

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Dow Jones Industrial Average Mini Futures Contracts	5	Jun 2024	$1,003,900	$23,041

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Dow Jones Industrial Average	Pay	5.93% (SOFR + 0.60%)	At Maturity	06/25/24	667	$26,545,385	$464,553
BNP Paribas	Dow Jones Industrial Average	Pay	5.88% (Federal Funds Rate + 0.55%)	At Maturity	06/26/24	1,005	39,991,571	134,269
							$66,536,956	$598,822

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$46,304,606	$—	$—	$46,304,606
U.S. Treasury Bills	—	4,039,824	—	4,039,824
Repurchase Agreements	—	2,834,228	—	2,834,228
Equity Futures Contracts**	23,041	—	—	23,041
Equity Index Swap Agreements**	—	598,822	—	598,822
Total Assets	$46,327,647	$7,472,874	$—	$53,800,521

**	This derivative is reported as unrealized appreciation/depreciation at period end.

50 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value (cost $36,697,801)	$50,344,430
Repurchase agreements, at value (cost $2,834,228)	2,834,228
Cash	5,597
Unrealized appreciation on OTC swap agreements	598,822
Receivables:
Fund shares sold	3,870,036
Swap settlement	80,162
Dividends	15,459
Interest	1,671
Variation margin on futures contracts	300
Total assets	57,750,705

Liabilities:
Segregated cash due to broker	390,000
Payable for:
Fund shares redeemed	378,878
Management fees	35,374
Transfer agent fees	17,186
Distribution and service fees	10,491
Portfolio accounting and administration fees	4,127
Trustees’ fees*	414
Miscellaneous	47,123
Total liabilities	883,593
Net assets	$56,867,112

Net assets consist of:
Paid in capital	$43,689,431
Total distributable earnings (loss)	13,177,681
Net assets	$56,867,112

Class A:
Net assets	$8,577,944
Capital shares outstanding	54,056
Net asset value per share	$158.69
Maximum offering price per share (Net asset value divided by 95.25%)	$166.60

Class C:
Net assets	$1,084,811
Capital shares outstanding	8,181
Net asset value per share	$132.60

Class H:
Net assets	$47,204,357
Capital shares outstanding	298,686
Net asset value per share	$158.04

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Dividends	$617,826
Interest	347,962
Income from securities lending, net	540
Total investment income	966,328

Expenses:
Management fees	327,605
Distribution and service fees:
Class A	17,291
Class C	9,163
Class H	71,421
Transfer agent fees	77,194
Portfolio accounting and administration fees	74,617
Registration fees	54,144
Interest expense	31,272
Professional fees	13,025
Trustees’ fees*	5,423
Custodian fees	5,080
Line of credit fees	140
Miscellaneous	24,106
Total expenses	710,481
Less:
Expenses reimbursed by Adviser	(30,871)
Net expenses	679,610
Net investment income	286,718

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	271,252
Swap agreements	5,381,169
Futures contracts	838,959
Net realized gain	6,491,380
Net change in unrealized appreciation (depreciation) on:
Investments	4,980,680
Swap agreements	(129,059)
Futures contracts	(202,842)
Net change in unrealized appreciation (depreciation)	4,648,779
Net realized and unrealized gain	11,140,159
Net increase in net assets resulting from operations	$11,426,877

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 51

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$286,718	$159,313
Net realized gain (loss) on investments	6,491,380	(4,216,744)
Net change in unrealized appreciation (depreciation) on investments	4,648,779	(974,143)
Net increase (decrease) in net assets resulting from operations	11,426,877	(5,031,574)

Distributions to shareholders:
Class A	(31,102)	(143,187)
Class C	(4,450)	(26,829)
Class H	(123,761)	(565,285)
Total distributions to shareholders	(159,313)	(735,301)

Capital share transactions:
Proceeds from sale of shares
Class A	4,509,574	9,549,473
Class C	522,506	693,805
Class H	470,669,490	366,568,855
Distributions reinvested
Class A	29,277	133,817
Class C	4,178	24,479
Class H	117,960	544,170
Cost of shares redeemed
Class A	(4,488,286)	(11,573,293)
Class C	(720,598)	(1,113,264)
Class H	(454,767,856)	(368,039,006)
Net increase (decrease) from capital share transactions	15,876,245	(3,210,964)
Net increase (decrease) in net assets	27,143,809	(8,977,839)

Net assets:
Beginning of year	29,723,303	38,701,142
End of year	$56,867,112	$29,723,303

Capital share activity:
Shares sold
Class A	35,583	81,970
Class C	4,903	7,107
Class H	3,627,368	3,123,495
Shares issued from reinvestment of distributions
Class A	215	1,160
Class C	37	251
Class H	869	4,734
Shares redeemed
Class A	(35,009)	(98,910)
Class C	(6,969)	(10,935)
Class H	(3,523,215)	(3,139,562)
Net increase (decrease) in shares	103,782	(30,690)

52 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$116.66	$135.77	$128.55	$58.38	$93.69
Income (loss) from investment operations:
Net investment income (loss)[a]	1.10	.54	(.27)	(.08)	.44
Net gain (loss) on investments (realized and unrealized)	41.51	(17.13)	13.56	70.25	(32.14)
Total from investment operations	42.61	(16.59)	13.29	70.17	(31.70)
Less distributions from:
Net investment income	(.58)	—	—	—	(.39)
Net realized gains	—	(2.52)	(6.07)	—	(3.22)
Total distributions	(.58)	(2.52)	(6.07)	—	(3.61)
Net asset value, end of period	$158.69	$116.66	$135.77	$128.55	$58.38

Total Return[b]	36.66%	(12.23%)	10.00%	120.20%	(35.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,578	$6,214	$9,374	$10,886	$5,752
Ratios to average net assets:
Net investment income (loss)	0.85%	0.46%	(0.19%)	(0.08%)	0.45%
Total expenses	1.93%	1.90%	1.79%	1.84%	1.87%
Net expenses[c]	1.85%	1.86%	1.79%	1.84%	1.87%
Portfolio turnover rate	552%	516%	197%	172%	126%

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$98.26	$115.67	$111.12	$50.84	$82.59
Income (loss) from investment operations:
Net investment income (loss)[a]	.14	(.28)	(1.13)	(.64)	(.28)
Net gain (loss) on investments (realized and unrealized)	34.78	(14.61)	11.75	60.92	(27.86)
Total from investment operations	34.92	(14.89)	10.62	60.28	(28.14)
Less distributions from:
Net investment income	(.58)	—	—	—	(.39)
Net realized gains	—	(2.52)	(6.07)	—	(3.22)
Total distributions	(.58)	(2.52)	(6.07)	—	(3.61)
Net asset value, end of period	$132.60	$98.26	$115.67	$111.12	$50.84

Total Return[b]	35.65%	(12.86%)	9.16%	118.57%	(36.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,085	$1,003	$1,595	$1,932	$1,413
Ratios to average net assets:
Net investment income (loss)	0.13%	(0.28%)	(0.93%)	(0.81%)	(0.32%)
Total expenses	2.64%	2.65%	2.54%	2.59%	2.62%
Net expenses[c]	2.55%	2.61%	2.54%	2.59%	2.62%
Portfolio turnover rate	552%	516%	197%	172%	126%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 53

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$116.21	$135.28	$128.11	$58.19	$93.39
Income (loss) from investment operations:
Net investment income (loss)[a]	1.02	.63	(.24)	(.08)	.43
Net gain (loss) on investments (realized and unrealized)	41.39	(17.18)	13.48	70.00	(32.02)
Total from investment operations	42.41	(16.55)	13.24	69.92	(31.59)
Less distributions from:
Net investment income	(.58)	—	—	—	(.39)
Net realized gains	—	(2.52)	(6.07)	—	(3.22)
Total distributions	(.58)	(2.52)	(6.07)	—	(3.61)
Net asset value, end of period	$158.04	$116.21	$135.28	$128.11	$58.19

Total Return	36.63%	(12.25%)	10.00%	120.16%	(35.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,204	$22,506	$27,732	$46,513	$16,715
Ratios to average net assets:
Net investment income (loss)	0.79%	0.54%	(0.17%)	(0.09%)	0.43%
Total expenses	1.93%	1.91%	1.79%	1.84%	1.88%
Net expenses[c]	1.85%	1.87%	1.79%	1.84%	1.88%
Portfolio turnover rate	552%	516%	197%	172%	126%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

54 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse Dow 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Dow Jones Industrial Average. Inverse Dow 2x Strategy Fund Class H returned -25.13%, while the Dow Jones Industrial Average returned 22.18% over the same time period.

The sectors that contributed the most to the return of the underlying index were Information Technology, Financials, and Industrials. The only sector that detracted was Energy.

The holdings that contributed the most to the return of the underlying index were Microsoft Corp., Caterpillar, Inc., and Salesforce, Inc. Those that detracted the most were Nike, Inc. – Class B, Boeing Co., and Walgreens Boot Alliance, Inc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments

The Fund invests principally in derivative investments such as swap agreements and futures contracts..

Inception Dates:
Class A	September 1, 2004
Class C	February 20, 2004
Class H	February 20, 2004

THE RYDEX FUNDS ANNUAL REPORT | 55

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	(25.16%)	(25.90%)	(25.16%)
Class A Shares with sales charge‡	(28.71%)	(26.61%)	(25.52%)
Class C Shares	(25.71%)	(26.43%)	(25.72%)
Class C Shares with CDSC§	(26.44%)	(26.43%)	(25.72%)
Class H Shares	(25.13%)	(25.89%)	(25.16%)
Dow Jones Industrial Average	22.18%	11.31%	11.76%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Dow Jones Industrial Average is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only; performance for Class C shares will vary due to differences in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

56 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2024
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 17.6%
U.S. Treasury Bills
5.25% due 04/23/24[1,2]	$700,000	$697,746
5.17% due 04/16/24[2,3]	25,000	24,945
Total U.S. Treasury Bills
(Cost $722,699)		722,691

REPURCHASE AGREEMENTS††,4 - 83.9%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[1]	1,990,517	1,990,517
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[1]	765,584	765,584
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[1]	693,935	693,935
Total Repurchase Agreements
(Cost $3,450,036)		3,450,036

Total Investments - 101.5%
(Cost $4,172,735)		$4,172,727
Other Assets & Liabilities, net - (1.5)%		(63,010)
Total Net Assets - 100.0%		$4,109,717

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Dow Jones Industrial Average Mini Futures Contracts	4	Jun 2024	$803,120	$(15,954)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
BNP Paribas	Dow Jones Industrial Average	Receive	5.48% (Federal Funds Rate + 0.15%)	At Maturity	06/26/24	58	$2,289,338	$(19,146)
Barclays Bank plc	Dow Jones Industrial Average	Receive	5.63% (SOFR + 0.30%)	At Maturity	06/25/24	129	5,115,951	(66,139)
							$7,405,289	$(85,285)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[2]	Rate indicated is the effective yield at the time of purchase.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
INVERSE DOW 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$722,691	$—	$722,691
Repurchase Agreements	—	3,450,036	—	3,450,036
Total Assets	$—	$4,172,727	$—	$4,172,727

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$15,954	$—	$—	$15,954
Equity Index Swap Agreements**	—	85,285	—	85,285
Total Liabilities	$15,954	$85,285	$—	$101,239

**	This derivative is reported as unrealized appreciation/depreciation at period end.

58 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value (cost $722,699)	$722,691
Repurchase agreements, at value (cost $3,450,036)	3,450,036
Segregated cash with broker	8,794
Receivables:
Fund shares sold	229,019
Interest	2,035
Total assets	4,412,575

Liabilities:
Unrealized depreciation on OTC swap agreements	85,285
Payable for:
Fund shares redeemed	182,913
Swap settlement	23,090
Management fees	3,154
Transfer agent/maintenance fees	1,682
Distribution and service fees	992
Portfolio accounting and administration fees	368
Variation margin on futures contracts	240
Trustees’ fees*	41
Miscellaneous	5,093
Total liabilities	302,858
Net assets	$4,109,717

Net assets consist of:
Paid in capital	$52,789,717
Total distributable earnings (loss)	(48,680,000)
Net assets	$4,109,717

Class A:
Net assets	$440,792
Capital shares outstanding	13,691
Net asset value per share	$32.20
Maximum offering price per share (Net asset value divided by 95.25%)	$33.81

Class C:
Net assets	$173,825
Capital shares outstanding	6,330
Net asset value per share	$27.46

Class H:
Net assets	$3,495,100
Capital shares outstanding	108,290
Net asset value per share	$32.28

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Interest	$264,195
Total investment income	264,195

Expenses:
Management fees	43,969
Distribution and service fees:
Class A	1,918
Class C	2,568
Class H	9,657
Transfer agent fees	10,126
Portfolio accounting and administration fees	10,017
Registration fees	8,071
Interest expense	2,863
Professional fees	2,007
Trustees’ fees*	848
Custodian fees	667
Miscellaneous	1,541
Total expenses	94,252
Less:
Expenses reimbursed by Adviser	(4,023)
Net expenses	90,229
Net investment income	173,966

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,327,945)
Futures contracts	(143,137)
Net realized loss	(1,471,082)
Net change in unrealized appreciation (depreciation) on:
Investments	28
Swap agreements	147,745
Futures contracts	(15,954)
Net change in unrealized appreciation (depreciation)	131,819
Net realized and unrealized loss	(1,339,263)
Net decrease in net assets resulting from operations	$(1,165,297)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 59

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$173,966	$33,659
Net realized gain (loss) on investments	(1,471,082)	190,184
Net change in unrealized appreciation (depreciation) on investments	131,819	(271,358)
Net decrease in net assets resulting from operations	(1,165,297)	(47,515)

Distributions to shareholders:
Class A	(7,283)	—
Class C	(2,092)	—
Class H	(24,284)	—
Total distributions to shareholders	(33,659)	—

Capital share transactions:
Proceeds from sale of shares
Class A	3,912,592	4,889,532
Class C	472,786	840,904
Class H	101,320,363	112,800,833
Distributions reinvested
Class A	7,241	—
Class C	1,809	—
Class H	24,231	—
Cost of shares redeemed
Class A	(4,278,100)	(4,582,728)
Class C	(500,056)	(2,209,679)
Class H	(100,554,091)	(111,451,007)
Net increase from capital share transactions	406,775	287,855
Net increase (decrease) in net assets	(792,181)	240,340

Net assets:
Beginning of year	4,901,898	4,661,558
End of year	$4,109,717	$4,901,898

Capital share activity:
Shares sold
Class A	97,447	104,963
Class C	13,154	21,554
Class H	2,588,532	2,437,376
Shares issued from reinvestment of distributions
Class A	195	—
Class C	57	—
Class H	651	—
Shares redeemed
Class A	(105,832)	(97,537)
Class C	(13,811)	(51,211)
Class H	(2,565,983)	(2,413,132)
Net increase in shares	14,410	2,013

60 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$43.34	$43.50	$53.39	$148.69	$145.60
Income (loss) from investment operations:
Net investment income (loss)[a]	1.42	.30	(.70)	(.26)	.15
Net gain (loss) on investments (realized and unrealized)	(12.26)	(.46)	(9.19)	(95.01)	3.24
Total from investment operations	(10.84)	(.16)	(9.89)	(95.27)	3.39
Less distributions from:
Net investment income	(.30)	—	—	(.03)	(.30)
Total distributions	(.30)	—	—	(.03)	(.30)
Net asset value, end of period	$32.20	$43.34	$43.50	$53.39	$148.69

Total Return[b]	(25.16%)	(0.37%)	(18.52%)	(64.07%)	2.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$441	$948	$629	$387	$1,952
Ratios to average net assets:
Net investment income (loss)	3.55%	0.64%	(1.56%)	(1.66%)	0.12%
Total expenses	1.85%	2.03%	1.77%	1.85%	1.86%
Net expenses[c]	1.77%	2.00%	1.77%	1.85%	1.86%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$37.28	$37.70	$46.65	$130.74	$129.05
Income (loss) from investment operations:
Net investment income (loss)[a]	.98	(.45)	(.90)	(.30)	(.75)
Net gain (loss) on investments (realized and unrealized)	(10.50)	.03 [f]	(8.05)	(83.76)	2.74
Total from investment operations	(9.52)	(.42)	(8.95)	(84.06)	1.99
Less distributions from:
Net investment income	(.30)	—	—	(.03)	(.30)
Total distributions	(.30)	—	—	(.03)	(.30)
Net asset value, end of period	$27.46	$37.28	$37.70	$46.65	$130.74

Total Return[b]	(25.71%)	(1.11%)	(19.19%)	(64.32%)	1.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$174	$258	$1,380	$259	$389
Ratios to average net assets:
Net investment income (loss)	2.86%	(1.10%)	(2.33%)	(2.41%)	(0.66%)
Total expenses	2.59%	2.72%	2.52%	2.59%	2.62%
Net expenses[c]	2.51%	2.70%	2.52%	2.59%	2.62%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 61

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020[e]
Per Share Data
Net asset value, beginning of period	$43.43	$43.61	$53.60	$149.13	$145.97
Income (loss) from investment operations:
Net investment income (loss)[a]	1.40	.37	(.69)	(.22)	— [d]
Net gain (loss) on investments (realized and unrealized)	(12.25)	(.55)	(9.30)	(95.28)	3.46
Total from investment operations	(10.85)	(.18)	(9.99)	(95.50)	3.46
Less distributions from:
Net investment income	(.30)	—	—	(.03)	(.30)
Total distributions	(.30)	—	—	(.03)	(.30)
Net asset value, end of period	$32.28	$43.43	$43.61	$53.60	$149.13

Total Return	(25.13%)	(0.41%)	(18.64%)	(64.04%)	2.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,495	$3,695	$2,653	$2,531	$7,246
Ratios to average net assets:
Net investment income (loss)	3.61%	0.82%	(1.58%)	(1.66%)	0.06%
Total expenses	1.90%	2.04%	1.80%	1.84%	1.87%
Net expenses[c]	1.82%	2.01%	1.80%	1.84%	1.87%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]	Less than $0.01 per share.
[e]	Reverse share split — Per share amounts for the years presented through March 31, 2020 have been restated to reflect a 1:15 reverse share split effective August 10, 2020.
[f]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

62 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of 200% of the daily price movement of the Russell 2000 Index. Russell 2000 2x Strategy Fund Class H returned 28.46%, while the Russell 2000 Index returned 19.71% over the same time period.

The sectors that contributed the most to the return of the underlying index were Industrials, Information Technology, and Financials. The only sectors that detracted were Utilities and Communication Services.

The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and ImmunoGen, Inc. Those that detracted the most were Fox Factory Holding Corp., Revance Therapeutics, Inc., and Arcadium Lithium Plc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
Class A	May 31, 2006
Class C	May 31, 2006
Class H	May 31, 2006

Ten Largest Holdings	% of Total Net Assets
Vanguard Russell 2000 ETF	0.5%
iShares Russell 2000 Index ETF	0.5%
Super Micro Computer, Inc.	0.5%
MicroStrategy, Inc. — Class A	0.2%
Comfort Systems USA, Inc.	0.1%
elf Beauty, Inc.	0.1%
Light & Wonder, Inc. — Class A	0.1%
Carvana Co.	0.1%
Onto Innovation, Inc.	0.1%
Simpson Manufacturing Company, Inc.	0.1%
Top Ten Total	2.3%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE RYDEX FUNDS ANNUAL REPORT | 63

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	28.57%	3.85%	6.01%
Class A Shares with sales charge‡	22.47%	2.84%	5.49%
Class C Shares	27.63%	3.07%	5.22%
Class C Shares with CDSC§	26.63%	3.07%	5.22%
Class H Shares	28.46%	3.76%	5.93%
Russell 2000 Index	19.71%	8.10%	9.03%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only: performance for Class C shares will vary due to difference in fee structures.

‡	Fund returns are calculated using the maximum sales charge of 4.75%.
§	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

64 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
COMMON STOCKS† - 23.4%

Consumer, Non-cyclical - 5.4%
elf Beauty, Inc.*	240	$47,047
Viking Therapeutics, Inc.*	456	37,392
API Group Corp.*	933	36,639
BellRing Brands, Inc.*	588	34,710
Vaxcyte, Inc.*	471	32,174
HealthEquity, Inc.*	379	30,938
Ensign Group, Inc.	243	30,234
Cytokinetics, Inc.*	421	29,516
Sprouts Farmers Market, Inc.*	454	29,274
Intra-Cellular Therapies, Inc.*	418	28,926
Blueprint Medicines Corp.*	271	25,707
Option Care Health, Inc.*	747	25,054
Halozyme Therapeutics, Inc.*	579	23,554
Marathon Digital Holdings, Inc.*	999	22,557
StoneCo Ltd. — Class A*	1,298	21,560
Herc Holdings, Inc.	126	21,206
REVOLUTION Medicines, Inc.*	622	20,047
Alkermes plc*	740	20,032
Glaukos Corp.*	212	19,989
Merit Medical Systems, Inc.*	254	19,241
Haemonetics Corp.*	224	19,118
TriNet Group, Inc.	143	18,946
Lantheus Holdings, Inc.*	303	18,859
Brink’s Co.	199	18,384
Cleanspark, Inc.*	860	18,241
Lancaster Colony Corp.	87	18,064
Coca-Cola Consolidated, Inc.	21	17,775
Alight, Inc. — Class A*	1,794	17,671
Madrigal Pharmaceuticals, Inc.*	66	17,625
Insperity, Inc.	159	17,428
Integer Holdings Corp.*	148	17,269
Krystal Biotech, Inc.*	97	17,259
Insmed, Inc.*	620	16,821
CBIZ, Inc.*	214	16,799
Biohaven Ltd.*	307	16,790
Prestige Consumer Healthcare, Inc.*	222	16,108
Bridgebio Pharma, Inc.*	518	16,017
iRhythm Technologies, Inc.*	137	15,892
Alarm.com Holdings, Inc.*	214	15,509
WD-40 Co.	61	15,452
Neogen Corp.*	972	15,338
Korn Ferry	233	15,322
Axonics, Inc.*	222	15,311
Iovance Biotherapeutics, Inc.*	1,029	15,250
Arrowhead Pharmaceuticals, Inc.*	522	14,929
Amicus Therapeutics, Inc.*	1,262	14,866
SpringWorks Therapeutics, Inc.*	302	14,864
Select Medical Holdings Corp.	463	13,959
Simply Good Foods Co.*	405	13,782
Crinetics Pharmaceuticals, Inc.*	291	13,622
Progyny, Inc.*	355	13,543
LivaNova plc*	242	13,537
Cerevel Therapeutics Holdings, Inc.*	314	13,273
RadNet, Inc.*	268	13,041
Ideaya Biosciences, Inc.*	293	12,857
Primo Water Corp.	698	12,711
ICF International, Inc.	84	12,653
Axsome Therapeutics, Inc.*	158	12,608
ABM Industries, Inc.	281	12,538
Marqeta, Inc. — Class A*	2,103	12,534
Graham Holdings Co. — Class B	16	12,283
Apogee Therapeutics, Inc.*	184	12,227
Remitly Global, Inc.*	589	12,216
Helen of Troy Ltd.*	106	12,215
Arcellx, Inc.*	172	11,963
Stride, Inc.*	189	11,916
Flywire Corp.*	477	11,834
Celldex Therapeutics, Inc.*	277	11,626
EVERTEC, Inc.	291	11,611
Inter Parfums, Inc.	82	11,522
Inari Medical, Inc.*	235	11,275
Vericel Corp.*	215	11,184
CONMED Corp.	138	11,051
Intellia Therapeutics, Inc.*	399	10,977
Beam Therapeutics, Inc.*	332	10,969
Denali Therapeutics, Inc.*	534	10,958
Cal-Maine Foods, Inc.	184	10,828
AMN Healthcare Services, Inc.*	171	10,689
Strategic Education, Inc.	102	10,620
Riot Platforms, Inc.*	854	10,453
TransMedics Group, Inc.*	141	10,426
Oscar Health, Inc. — Class A*	700	10,409
Guardant Health, Inc.*	503	10,377
Patterson Companies, Inc.	372	10,286
CorVel Corp.*	39	10,255
Surgery Partners, Inc.*	340	10,142
ACADIA Pharmaceuticals, Inc.*	548	10,133
Rhythm Pharmaceuticals, Inc.*	232	10,053
LiveRamp Holdings, Inc.*	289	9,970
J & J Snack Foods Corp.	68	9,830
TG Therapeutics, Inc.*	621	9,445
PTC Therapeutics, Inc.*	320	9,309
Owens & Minor, Inc.*	331	9,172
Arvinas, Inc.*	222	9,164
Corcept Therapeutics, Inc.*	363	9,144
NeoGenomics, Inc.*	576	9,055
PROCEPT BioRobotics Corp.*	181	8,945
Adtalem Global Education, Inc.*	174	8,944
Nuvalent, Inc. — Class A*	119	8,936
Twist Bioscience Corp.*	257	8,818
TreeHouse Foods, Inc.*	226	8,803
Laureate Education, Inc. — Class A	593	8,640
Central Garden & Pet Co. — Class A*	233	8,602
Edgewell Personal Care Co.	222	8,578
STAAR Surgical Co.*	220	8,422
Upbound Group, Inc.	239	8,415
Syndax Pharmaceuticals, Inc.*	351	8,354
Andersons, Inc.	144	8,261
Coursera, Inc.*	589	8,258
Avidity Biosciences, Inc.*	320	8,166

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Astrana Health, Inc.*	194	$8,146
UFP Technologies, Inc.*	32	8,070
CoreCivic, Inc.*	515	8,039
Huron Consulting Group, Inc.*	83	8,019
Legalzoom.com, Inc.*	596	7,951
Catalyst Pharmaceuticals, Inc.*	497	7,922
Immunovant, Inc.*	244	7,884
Myriad Genetics, Inc.*	365	7,782
Vera Therapeutics, Inc.*	179	7,718
GEO Group, Inc.*	539	7,611
Rocket Pharmaceuticals, Inc.*	282	7,597
Inmode Ltd.*	351	7,585
Supernus Pharmaceuticals, Inc.*	222	7,572
Keros Therapeutics, Inc.*	114	7,547
Dyne Therapeutics, Inc.*	264	7,495
US Physical Therapy, Inc.	66	7,449
Geron Corp.*	2,242	7,399
Amphastar Pharmaceuticals, Inc.*	168	7,377
Agios Pharmaceuticals, Inc.*	251	7,339
Addus HomeCare Corp.*	71	7,337
Veracyte, Inc.*	329	7,291
Dynavax Technologies Corp.*	586	7,272
Vector Group Ltd.	658	7,212
Cimpress plc*	81	7,169
Protagonist Therapeutics, Inc.*	245	7,088
Ardelyx, Inc.*	964	7,037
Akero Therapeutics, Inc.*	277	6,997
Kymera Therapeutics, Inc.*	172	6,914
PROG Holdings, Inc.	199	6,854
Alpine Immune Sciences, Inc.*	171	6,778
AtriCure, Inc.*,1	211	6,419
RxSight, Inc.*	123	6,344
Kura Oncology, Inc.*	295	6,292
ADMA Biologics, Inc.*	953	6,290
MGP Ingredients, Inc.	72	6,201
Recursion Pharmaceuticals, Inc. — Class A*,1	617	6,151
John Wiley & Sons, Inc. — Class A	161	6,139
Krispy Kreme, Inc.	396	6,033
Pacira BioSciences, Inc.*	206	6,019
Utz Brands, Inc.	326	6,011
Chefs’ Warehouse, Inc.*	159	5,988
Omnicell, Inc.*	203	5,934
Kforce, Inc.	84	5,924
LeMaitre Vascular, Inc.	89	5,906
Payoneer Global, Inc.*	1,199	5,827
Xencor, Inc.*	262	5,798
Quanex Building Products Corp.	149	5,726
Alphatec Holdings, Inc.*	414	5,709
4D Molecular Therapeutics, Inc.*	179	5,703
Collegium Pharmaceutical, Inc.*	146	5,668
Universal Corp.	109	5,638
Ligand Pharmaceuticals, Inc. — Class B*	75	5,483
Ironwood Pharmaceuticals, Inc. — Class A*	627	5,461
Morphic Holding, Inc.*	155	5,456
Inhibrx, Inc.*	155	5,419
National Healthcare Corp.	57	5,387
MannKind Corp.*	1,162	5,264
Perdoceo Education Corp.	293	5,145
Brookdale Senior Living, Inc. — Class A*	771	5,096
National Beverage Corp.*	107	5,078
AdaptHealth Corp.*	431	4,961
Arlo Technologies, Inc.*	391	4,946
Ingles Markets, Inc. — Class A	64	4,907
Harmony Biosciences Holdings, Inc.*	144	4,836
Weis Markets, Inc.	75	4,830
Tarsus Pharmaceuticals, Inc.*	130	4,726
Edgewise Therapeutics, Inc.*,1	257	4,688
Ocular Therapeutix, Inc.*	515	4,687
Day One Biopharmaceuticals, Inc.*	282	4,659
Prothena Corporation plc*	188	4,657
SP Plus Corp.*	89	4,648
CRA International, Inc.	31	4,637
CG oncology, Inc.*	104	4,566
Arcus Biosciences, Inc.*	239	4,512
Herbalife Ltd.*	447	4,492
Sage Therapeutics, Inc.*	239	4,479
Scholar Rock Holding Corp.*	249	4,422
BioCryst Pharmaceuticals, Inc.*	857	4,354
John B Sanfilippo & Son, Inc.	41	4,343
Pacific Biosciences of California, Inc.*	1,140	4,275
Udemy, Inc.*	388	4,260
Sana Biotechnology, Inc.*	422	4,220
Healthcare Services Group, Inc.*	337	4,206
Matthews International Corp. — Class A	134	4,165
Monro, Inc.	132	4,163
Avanos Medical, Inc.*	209	4,161
Zentalis Pharmaceuticals, Inc.*	262	4,129
Vita Coco Company, Inc.*	168	4,104
89bio, Inc.*	352	4,097
Deluxe Corp.	197	4,056
MacroGenics, Inc.*	275	4,048
Repay Holdings Corp.*	368	4,048
ANI Pharmaceuticals, Inc.*	58	4,010
First Advantage Corp.	247	4,006
Fresh Del Monte Produce, Inc.	154	3,990
MiMedx Group, Inc.*	515	3,966
Innoviva, Inc.*	260	3,962
Verve Therapeutics, Inc.*	294	3,904
REGENXBIO, Inc.*	184	3,877
Chegg, Inc.*	511	3,868
Dole plc	324	3,865
Vir Biotechnology, Inc.*	379	3,839
Pediatrix Medical Group, Inc.*	381	3,821
Pliant Therapeutics, Inc.*	256	3,814
Barrett Business Services, Inc.	30	3,802
Artivion, Inc.*	178	3,766
Quanterix Corp.*	159	3,746
Deciphera Pharmaceuticals, Inc.*	237	3,728
B&G Foods, Inc.	322	3,684
Transcat, Inc.*	33	3,677

66 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Cytek Biosciences, Inc.*	548	$3,677
Cassava Sciences, Inc.*	180	3,652
Viad Corp.*	92	3,633
Kelly Services, Inc. — Class A	144	3,606
Sabre Corp.*	1,483	3,589
ZipRecruiter, Inc. — Class A*	309	3,550
Arcturus Therapeutics Holdings, Inc.*	105	3,546
Arcutis Biotherapeutics, Inc.*	352	3,488
Embecta Corp.	261	3,463
EyePoint Pharmaceuticals, Inc.*	166	3,431
Relay Therapeutics, Inc.*	408	3,386
Viridian Therapeutics, Inc.*	191	3,344
Amneal Pharmaceuticals, Inc.*	551	3,339
Vital Farms, Inc.*	138	3,209
SpartanNash Co.	158	3,193
Silk Road Medical, Inc.*	174	3,188
Varex Imaging Corp.*	176	3,186
Hain Celestial Group, Inc.*	405	3,183
Liquidia Corp.*	215	3,171
Accolade, Inc.*	299	3,134
Astria Therapeutics, Inc.*	222	3,125
Nurix Therapeutics, Inc.*	212	3,116
Aurinia Pharmaceuticals, Inc.*	613	3,071
Heidrick & Struggles International, Inc.	90	3,029
United Natural Foods, Inc.*	263	3,022
Cass Information Systems, Inc.	62	2,987
LifeStance Health Group, Inc.*	480	2,962
Janux Therapeutics, Inc.*	78	2,937
Cross Country Healthcare, Inc.*	156	2,920
BioLife Solutions, Inc.*	157	2,912
SunOpta, Inc.*	411	2,824
Fate Therapeutics, Inc.*	383	2,811
Kiniksa Pharmaceuticals Ltd. — Class A*	142	2,802
Mirum Pharmaceuticals, Inc.*	111	2,788
Atrion Corp.	6	2,781
Hackett Group, Inc.	113	2,746
Editas Medicine, Inc.*	369	2,738
Y-mAbs Therapeutics, Inc.*	166	2,699
ImmunityBio, Inc.*,1	499	2,680
Treace Medical Concepts, Inc.*	205	2,675
Enhabit, Inc.*	228	2,656
Cabaletta Bio, Inc.*	155	2,644
Evolus, Inc.*	187	2,618
BrightSpring Health Services, Inc.*	240	2,609
Mission Produce, Inc.*	219	2,600
National Research Corp. — Class A	65	2,575
Pennant Group, Inc.*	131	2,572
SI-BONE, Inc.*	157	2,570
Travere Therapeutics, Inc.*	330	2,544
Zymeworks, Inc.*	241	2,535
CareDx, Inc.*	235	2,489
Castle Biosciences, Inc.*	112	2,481
USANA Health Sciences, Inc.*	51	2,474
Paragon 28, Inc.*	199	2,458
Cogent Biosciences, Inc.*	365	2,453
ORIC Pharmaceuticals, Inc.*	177	2,434
V2X, Inc.*	52	2,429
Nuvation Bio, Inc.*	659	2,399
Longboard Pharmaceuticals, Inc.*	111	2,398
Universal Technical Institute, Inc.*	148	2,359
Ennis, Inc.	115	2,359
ACCO Brands Corp.	418	2,345
I3 Verticals, Inc. — Class A*	102	2,335
Nevro Corp.*	161	2,325
Paysafe Ltd.*	147	2,321
Orthofix Medical, Inc.*	159	2,309
OmniAb, Inc.*	422	2,287
Turning Point Brands, Inc.	78	2,285
Altimmune, Inc.*	224	2,280
PetIQ, Inc.*	124	2,267
BrightView Holdings, Inc.*	187	2,225
Beyond Meat, Inc.*	268	2,219
ACELYRIN, Inc.*	324	2,187
OPKO Health, Inc.*,1	1,816	2,179
Disc Medicine, Inc.*	35	2,179
Summit Therapeutics, Inc.*	524	2,169
Calavo Growers, Inc.	78	2,169
Annexon, Inc.*	300	2,151
Cargo Therapeutics, Inc.*	96	2,143
OrthoPediatrics Corp.*	72	2,100
Franklin Covey Co.*	52	2,041
Marinus Pharmaceuticals, Inc.*	225	2,034
Mersana Therapeutics, Inc.*	454	2,034
Nano-X Imaging Ltd.*,1	208	2,032
Fulgent Genetics, Inc.*	93	2,018
European Wax Center, Inc. — Class A*	154	1,999
OraSure Technologies, Inc.*	325	1,999
Community Health Systems, Inc.*	569	1,992
Green Dot Corp. — Class A*	210	1,959
Theravance Biopharma, Inc.*	217	1,946
AnaptysBio, Inc.*	86	1,937
Resources Connection, Inc.	147	1,935
Zimvie, Inc.*	117	1,929
Caribou Biosciences, Inc.*	367	1,886
Central Garden & Pet Co.*	44	1,885
Novavax, Inc.*,1	394	1,883
Avid Bioservices, Inc.*	281	1,883
Medifast, Inc.	49	1,878
Enliven Therapeutics, Inc.*	106	1,865
Revance Therapeutics, Inc.*	377	1,855
Duckhorn Portfolio, Inc.*	199	1,853
Cullinan Oncology, Inc.*	108	1,840
Avita Medical, Inc.*	114	1,827
Surmodics, Inc.*	62	1,819
SIGA Technologies, Inc.	208	1,780
Lyell Immunopharma, Inc.*	785	1,751
TrueBlue, Inc.*	138	1,728
Alector, Inc.*	287	1,728
Sterling Check Corp.*	107	1,721
Savara, Inc.*	345	1,718
Tactile Systems Technology, Inc.*	105	1,706
Stoke Therapeutics, Inc.*	125	1,688

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Celcuity, Inc.*	78	$1,685
Anika Therapeutics, Inc.*	66	1,676
Allogene Therapeutics, Inc.*	372	1,663
MaxCyte, Inc.*	395	1,655
Adaptive Biotechnologies Corp.*	514	1,650
Carriage Services, Inc. — Class A	61	1,649
WaVe Life Sciences Ltd.*	267	1,647
Beauty Health Co.*	370	1,643
Anavex Life Sciences Corp.*,1	318	1,619
Terawulf, Inc.*	610	1,604
Tango Therapeutics, Inc.*	202	1,604
HilleVax, Inc.*	96	1,596
Willdan Group, Inc.*	55	1,594
Enanta Pharmaceuticals, Inc.*	90	1,571
Taro Pharmaceutical Industries Ltd.*	37	1,567
Harrow, Inc.*,1	118	1,561
Limoneira Co.	79	1,545
Pulmonx Corp.*	166	1,539
Sutro Biopharma, Inc.*	272	1,537
Target Hospitality Corp.*	141	1,533
iTeos Therapeutics, Inc.*	112	1,528
Cerus Corp.*	803	1,518
Replimune Group, Inc.*	184	1,503
Custom Truck One Source, Inc.*	257	1,496
Axogen, Inc.*	184	1,485
Nkarta, Inc.*	137	1,481
Tejon Ranch Co.*	95	1,464
Arbutus Biopharma Corp.*	565	1,458
Viemed Healthcare, Inc.*	154	1,452
iRadimed Corp.	33	1,452
DocGo, Inc.*	352	1,422
Distribution Solutions Group, Inc.*	40	1,419
Atea Pharmaceuticals, Inc.*	347	1,402
Entrada Therapeutics, Inc.*	97	1,375
Olema Pharmaceuticals, Inc.*	121	1,370
Seneca Foods Corp. — Class A*	24	1,366
Aerovate Therapeutics, Inc.*	46	1,360
ModivCare, Inc.*	58	1,360
Agiliti, Inc.*	134	1,356
Biomea Fusion, Inc.*,1	90	1,346
Voyager Therapeutics, Inc.*	144	1,341
UroGen Pharma Ltd.*	89	1,335
Westrock Coffee Co.*	129	1,333
Xeris Biopharma Holdings, Inc.*	602	1,330
KalVista Pharmaceuticals, Inc.*	111	1,316
Heron Therapeutics, Inc.*	468	1,296
Terns Pharmaceuticals, Inc.*	194	1,273
Prime Medicine, Inc.*,1	179	1,253
Nature’s Sunshine Products, Inc.*	60	1,246
2seventy bio, Inc.*	227	1,214
RAPT Therapeutics, Inc.*	134	1,203
Phibro Animal Health Corp. — Class A	93	1,203
Phathom Pharmaceuticals, Inc.*	111	1,179
Inozyme Pharma, Inc.*	153	1,172
Ventyx Biosciences, Inc.*	212	1,166
Rigel Pharmaceuticals, Inc.*	774	1,146
Forrester Research, Inc.*	53	1,143
Utah Medical Products, Inc.	16	1,138
ARS Pharmaceuticals, Inc.*	110	1,124
Village Super Market, Inc. — Class A	39	1,116
Alta Equipment Group, Inc.	86	1,114
Lincoln Educational Services Corp.*	107	1,105
Zynex, Inc.*	89	1,101
ALX Oncology Holdings, Inc.*	98	1,093
Tenaya Therapeutics, Inc.*	207	1,083
Aaron’s Company, Inc.	143	1,072
Vanda Pharmaceuticals, Inc.*	256	1,052
Accuray, Inc.*	422	1,042
Tyra Biosciences, Inc.*	63	1,033
Gritstone bio, Inc.*	397	1,020
Lexicon Pharmaceuticals, Inc.*	419	1,006
AngioDynamics, Inc.*	171	1,004
Poseida Therapeutics, Inc.*	307	979
Aura Biosciences, Inc.*	124	973
Monte Rosa Therapeutics, Inc.*	138	973
Cipher Mining, Inc.*,1	188	968
FibroGen, Inc.*	411	966
Omeros Corp.*,1	275	949
Alico, Inc.	32	937
Actinium Pharmaceuticals, Inc.*	118	924
Neumora Therapeutics, Inc.*,1	67	921
Nathan’s Famous, Inc.	13	920
Acacia Research Corp.*	172	917
Fennec Pharmaceuticals, Inc.*	82	912
Zevra Therapeutics, Inc.*	157	911
CVRx, Inc.*	50	910
Organogenesis Holdings, Inc.*	318	903
Agenus, Inc.*	1,552	900
American Well Corp. — Class A*	1,109	899
MeiraGTx Holdings plc*	148	898
Quantum-Si, Inc.*	454	894
Performant Financial Corp.*	304	894
Precigen, Inc.*	611	886
Larimar Therapeutics, Inc.*	116	880
Lineage Cell Therapeutics, Inc.*	584	864
Humacyte, Inc.*	277	861
CorMedix, Inc.*	202	856
Inogen, Inc.*	105	847
Joint Corp.*	64	836
Generation Bio Co.*	205	834
Coherus Biosciences, Inc.*	348	832
Third Harmonic Bio, Inc.*	88	831
Ovid therapeutics, Inc.*	270	824
Compass Therapeutics, Inc.*	413	818
Mineralys Therapeutics, Inc.*	63	813
Waldencast plc — Class A*	124	806
Quipt Home Medical Corp.*	183	800
XOMA Corp.*	33	794
ArriVent Biopharma, Inc.*	44	786
X4 Pharmaceuticals, Inc.*	557	774
Kodiak Sciences, Inc.*	147	773
Karyopharm Therapeutics, Inc.*	512	773

68 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Natural Grocers by Vitamin Cottage, Inc.	42	$758
Erasca, Inc.*	365	752
Harvard Bioscience, Inc.*	177	750
Quad/Graphics, Inc.	141	749
BRC, Inc. — Class A*	169	723
Lexeo Therapeutics, Inc.*	46	721
ClearPoint Neuro, Inc.*	104	707
InfuSystem Holdings, Inc.*	82	703
Merrimack Pharmaceuticals, Inc.*	47	694
Aldeyra Therapeutics, Inc.*	211	690
BioAtla, Inc.*	200	688
Butterfly Network, Inc.*	631	681
Semler Scientific, Inc.*	23	672
Nautilus Biotechnology, Inc.*	228	670
PepGen, Inc.*	45	662
scPharmaceuticals, Inc.*	131	658
Amylyx Pharmaceuticals, Inc.*	230	653
SoundThinking, Inc.*	41	651
Trevi Therapeutics, Inc.*	188	649
Information Services Group, Inc.	159	642
HF Foods Group, Inc.*	182	637
Pulse Biosciences, Inc.*	73	636
Sanara Medtech, Inc.*	17	629
23andMe Holding Co. — Class A*	1,176	626
Bluebird Bio, Inc.*	484	620
Foghorn Therapeutics, Inc.*,1	92	617
Design Therapeutics, Inc.*	148	596
Emergent BioSolutions, Inc.*	229	579
Aveanna Healthcare Holdings, Inc.*	227	565
Verrica Pharmaceuticals, Inc.*	94	556
Genelux Corp.*	84	540
CompoSecure, Inc. — Class A*,1	74	535
Cadiz, Inc.*	183	531
IGM Biosciences, Inc.*	54	521
Seer, Inc.*	265	504
PDS Biotechnology Corp.*	126	499
Citius Pharmaceuticals, Inc.*	556	499
Ispire Technology, Inc.*,1	80	490
Emerald Holding, Inc.*	71	483
Optinose, Inc.*	330	482
WW International, Inc.*	247	457
Century Therapeutics, Inc.*	106	443
Sangamo Therapeutics, Inc.*	652	437
Outlook Therapeutics, Inc.*	35	418
Tela Bio, Inc.*	72	408
Vor BioPharma, Inc.*	170	403
LENZ Therapeutics, Inc.	18	402
Omega Therapeutics, Inc.*	110	402
Aclaris Therapeutics, Inc.*	314	389
Scilex Holding Co.*	243	386
Assertio Holdings, Inc.*	401	385
Akoya Biosciences, Inc.*	82	385
Innovage Holding Corp.*	86	382
Allakos, Inc.*	301	379
KORU Medical Systems, Inc.*	158	373
Biote Corp. — Class A*,1	63	365
Mural Oncology plc*	74	362
FiscalNote Holdings, Inc.*	269	358
Cartesian Therapeutics, Inc.*	525	341
Seres Therapeutics, Inc.*	440	341
CPI Card Group, Inc.*	19	339
AirSculpt Technologies, Inc.*	55	338
ProKidney Corp.*	203	333
Adicet Bio, Inc.*	137	322
Protalix BioTherapeutics, Inc.*	254	320
NGM Biopharmaceuticals, Inc.*	197	313
HireQuest, Inc.	24	311
Atara Biotherapeutics, Inc.*	432	300
PMV Pharmaceuticals, Inc.*	174	296
Cue Biopharma, Inc.*	156	295
Kezar Life Sciences, Inc.*	323	291
Acrivon Therapeutics, Inc.*	39	279
Carisma Therapeutics, Inc.*,1	121	275
Immuneering Corp. — Class A*	92	266
Priority Technology Holdings, Inc.*	80	262
Rallybio Corp.*	138	255
Nuvectis Pharma, Inc.*	31	254
Vigil Neuroscience, Inc.*	73	249
Forafric Global plc*	24	249
MarketWise, Inc.	143	247
Eagle Pharmaceuticals, Inc.*	47	246
Bioxcel Therapeutics, Inc.*	87	245
Prelude Therapeutics, Inc.*	45	213
Beyond Air, Inc.*	116	202
Cara Therapeutics, Inc.*	212	193
P3 Health Partners, Inc.*	180	185
Aadi Bioscience, Inc.*	73	171
Benson Hill, Inc.*	784	157
Ocean Biomedical, Inc.*	39	148
Bakkt Holdings, Inc.*,1	315	145
Allovir, Inc.*	190	143
2U, Inc.*	358	139
Vaxxinity, Inc. — Class A*	193	138
Ikena Oncology, Inc.*	96	136
Zevia PBC — Class A*	113	132
Eyenovia, Inc.*	126	124
Cutera, Inc.*	75	110
Orchestra BioMed Holdings, Inc.*	19	100
Vicarious Surgical, Inc.*	317	96
Zura Bio Ltd.*	34	87
Rent the Runway, Inc. — Class A*	218	75
Reneo Pharmaceuticals, Inc.*	44	73
Bright Green Corp.*	273	67
CareMax, Inc.*	11	55
BioVie, Inc.*	15	8
Ligand Pharmaceuticals, Inc.*,††	23	—
Ligand Pharmaceuticals, Inc.*,††	23	—
Total Consumer, Non-cyclical		2,749,586

Financial - 4.8%
Ryman Hospitality Properties, Inc. REIT	260	30,059
FTAI Aviation Ltd.	444	29,881
Selective Insurance Group, Inc.	269	29,367

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
SouthState Corp.	340	$28,910
Essent Group Ltd.	467	27,791
Terreno Realty Corp. REIT	368	24,435
Cadence Bank	813	23,577
Jackson Financial, Inc. — Class A	356	23,546
Radian Group, Inc.	685	22,927
Old National Bancorp	1,307	22,755
Mr Cooper Group, Inc.*	288	22,450
Kite Realty Group Trust REIT	971	21,051
United Bankshares, Inc.	584	20,901
Home BancShares, Inc.	842	20,688
Glacier Bancorp, Inc.	498	20,059
American Equity Investment Life Holding Co.*	350	19,677
Phillips Edison & Company, Inc. REIT	532	19,083
First Financial Bankshares, Inc.	581	19,063
Essential Properties Realty Trust, Inc. REIT	696	18,555
Hamilton Lane, Inc. — Class A	163	18,380
Hancock Whitney Corp.	387	17,817
UMB Financial Corp.	198	17,224
Moelis & Co. — Class A	298	16,917
Macerich Co. REIT	964	16,610
PotlatchDeltic Corp. REIT	353	16,598
Enstar Group Ltd.*	53	16,470
Independence Realty Trust, Inc. REIT	1,006	16,227
SL Green Realty Corp. REIT	289	15,933
Apple Hospitality REIT, Inc.	962	15,758
Piper Sandler Cos.	78	15,482
Valley National Bancorp	1,926	15,331
Blackstone Mortgage Trust, Inc. — Class A REIT[1]	769	15,311
Sabra Health Care REIT, Inc.	1,032	15,243
ServisFirst Bancshares, Inc.	227	15,064
Associated Banc-Corp.	675	14,519
Walker & Dunlop, Inc.	142	14,351
Ameris Bancorp	295	14,272
CNO Financial Group, Inc.	503	13,822
Tanger, Inc. REIT	463	13,672
United Community Banks, Inc.	516	13,581
McGrath RentCorp	110	13,571
International Bancshares Corp.	240	13,474
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	468	13,291
Axos Financial, Inc.*	244	13,186
Broadstone Net Lease, Inc. REIT	838	13,131
First BanCorp	745	13,067
CareTrust REIT, Inc.	535	13,038
Texas Capital Bancshares, Inc.*	211	12,987
Innovative Industrial Properties, Inc. REIT	125	12,942
Genworth Financial, Inc. — Class A*	2,007	12,905
Pagseguro Digital Ltd. — Class A*	886	12,652
Artisan Partners Asset Management, Inc. — Class A	274	12,541
BGC Group, Inc. — Class A	1,608	12,494
SITE Centers Corp. REIT	850	12,452
COPT Defense Properties REIT	503	12,158
WSFS Financial Corp.	269	12,143
Atlantic Union Bankshares Corp.	335	11,829
LXP Industrial Trust REIT	1,301	11,735
Cathay General Bancorp	310	11,727
National Health Investors, Inc. REIT	186	11,686
Fulton Financial Corp.	723	11,488
NMI Holdings, Inc. — Class A*	355	11,481
Community Bank System, Inc.	238	11,431
Outfront Media, Inc. REIT	658	11,048
Bank of Hawaii Corp.	175	10,918
Simmons First National Corp. — Class A	558	10,859
Arbor Realty Trust, Inc. REIT[1]	813	10,772
CVB Financial Corp.	593	10,579
PennyMac Financial Services, Inc.	115	10,475
Independent Bank Corp.	197	10,248
Sunstone Hotel Investors, Inc. REIT	917	10,215
Pacific Premier Bancorp, Inc.	423	10,152
PJT Partners, Inc. — Class A	107	10,086
Douglas Emmett, Inc. REIT	725	10,056
First Interstate BancSystem, Inc. — Class A	368	10,013
Four Corners Property Trust, Inc. REIT	392	9,592
First Financial Bancorp	426	9,551
Seacoast Banking Corporation of Florida	376	9,547
Eastern Bankshares, Inc.	691	9,522
BankUnited, Inc.	332	9,296
Palomar Holdings, Inc.*	110	9,221
First Merchants Corp.	264	9,214
Banc of California, Inc.	595	9,050
DiamondRock Hospitality Co. REIT	938	9,014
Urban Edge Properties REIT	520	8,980
St. Joe Co.	154	8,927
Cohen & Steers, Inc.	116	8,919
WaFd, Inc.	303	8,796
TowneBank	313	8,783
Upstart Holdings, Inc.*,1	326	8,766
StepStone Group, Inc. — Class A	244	8,721
Park National Corp.	64	8,694
Equity Commonwealth REIT*	458	8,647
BancFirst Corp.	98	8,627
StoneX Group, Inc.*	121	8,501
Bread Financial Holdings, Inc.	222	8,267
Pebblebrook Hotel Trust REIT	535	8,244
RLJ Lodging Trust REIT	684	8,085
Farmer Mac — Class C	41	8,072
InvenTrust Properties Corp. REIT	308	7,919
Enova International, Inc.*	126	7,917
Stewart Information Services Corp.	121	7,872
Cushman & Wakefield plc*	752	7,866
Triumph Financial, Inc.*	99	7,853
Renasant Corp.	250	7,830
WesBanco, Inc.	261	7,780
BRP Group, Inc. — Class A*	268	7,756
Trustmark Corp.	275	7,730
Virtus Investment Partners, Inc.	31	7,687
Bancorp, Inc.*	229	7,662
OFG Bancorp	206	7,583

70 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
NBT Bancorp, Inc.	206	$7,556
Independent Bank Group, Inc.	164	7,487
Banner Corp.	155	7,440
Lakeland Financial Corp.	112	7,428
Acadia Realty Trust REIT	423	7,195
Apollo Commercial Real Estate Finance, Inc. REIT	643	7,163
Retail Opportunity Investments Corp. REIT	557	7,141
Xenia Hotels & Resorts, Inc. REIT	471	7,070
Bank of NT Butterfield & Son Ltd.	216	6,910
Customers Bancorp, Inc.*	130	6,898
Compass Diversified Holdings	286	6,884
Horace Mann Educators Corp.	186	6,880
Global Net Lease, Inc. REIT	881	6,845
City Holding Co.	65	6,774
Newmark Group, Inc. — Class A	609	6,754
JBG SMITH Properties REIT	419	6,725
Northwest Bancshares, Inc.	577	6,722
Heartland Financial USA, Inc.	191	6,714
Enterprise Financial Services Corp.	164	6,652
Ready Capital Corp. REIT	725	6,619
Hilltop Holdings, Inc.	211	6,608
Cannae Holdings, Inc.*	295	6,561
First BanCorp Puerto Rico	180	6,502
Navient Corp.	372	6,473
Goosehead Insurance, Inc. — Class A*	96	6,395
Uniti Group, Inc. REIT	1,078	6,360
Live Oak Bancshares, Inc.	152	6,310
First Commonwealth Financial Corp.	452	6,292
Mercury General Corp.	121	6,244
FB Financial Corp.	161	6,063
Empire State Realty Trust, Inc. — Class A REIT	598	6,058
LTC Properties, Inc. REIT	186	6,047
National Bank Holdings Corp. — Class A	167	6,024
Stock Yards Bancorp, Inc.	123	6,016
Hope Bancorp, Inc.	522	6,008
Pathward Financial, Inc.	116	5,856
Two Harbors Investment Corp. REIT	440	5,826
Westamerica BanCorp	118	5,768
WisdomTree, Inc.	625	5,744
PennyMac Mortgage Investment Trust REIT	390	5,725
NETSTREIT Corp. REIT	311	5,713
Ladder Capital Corp. — Class A REIT	513	5,710
First Busey Corp.	235	5,652
Getty Realty Corp. REIT	203	5,552
Elme Communities REIT	398	5,540
Nelnet, Inc. — Class A	58	5,490
S&T Bancorp, Inc.	170	5,454
Veris Residential, Inc. REIT	358	5,445
Alexander & Baldwin, Inc. REIT	328	5,402
Apartment Investment and Management Co. — Class A REIT*	658	5,389
Stellar Bancorp, Inc.	220	5,359
Safety Insurance Group, Inc.	65	5,342
MFA Financial, Inc. REIT	463	5,283
Fidelis Insurance Holdings Ltd.[1]	270	5,260
TriCo Bancshares	141	5,186
Employers Holdings, Inc.	114	5,174
Victory Capital Holdings, Inc. — Class A	120	5,092
Service Properties Trust REIT	747	5,065
Franklin BSP Realty Trust, Inc. REIT	376	5,023
Nicolet Bankshares, Inc.	58	4,987
Skyward Specialty Insurance Group, Inc.*	133	4,976
Trupanion, Inc.*,1	179	4,942
National Western Life Group, Inc. — Class A	10	4,920
Veritex Holdings, Inc.	238	4,877
American Assets Trust, Inc. REIT	221	4,842
Provident Financial Services, Inc.	332	4,837
Easterly Government Properties, Inc. REIT	419	4,823
Encore Capital Group, Inc.*	105	4,789
Chimera Investment Corp. REIT	1,021	4,707
Kennedy-Wilson Holdings, Inc.	542	4,650
Compass, Inc. — Class A*	1,278	4,601
Sandy Spring Bancorp, Inc.	198	4,590
PRA Group, Inc.*	175	4,564
QCR Holdings, Inc.	75	4,555
Peoples Bancorp, Inc.	153	4,530
Berkshire Hills Bancorp, Inc.	194	4,447
German American Bancorp, Inc.	127	4,399
Preferred Bank/Los Angeles CA	57	4,376
Plymouth Industrial REIT, Inc.	194	4,365
OceanFirst Financial Corp.	264	4,332
AMERISAFE, Inc.	86	4,315
Enact Holdings, Inc.	136	4,240
LendingClub Corp.*	482	4,237
Origin Bancorp, Inc.	132	4,124
ARMOUR Residential REIT, Inc.[1] [1]	206	4,073
Safehold, Inc. REIT	197	4,058
UMH Properties, Inc. REIT	249	4,044
Hudson Pacific Properties, Inc. REIT	625	4,031
BrightSpire Capital, Inc. REIT	583	4,017
Claros Mortgage Trust, Inc.	411	4,011
Ellington Financial, Inc. REIT	339	4,004
SiriusPoint Ltd.*	314	3,991
Brookline Bancorp, Inc.	395	3,934
1st Source Corp.	75	3,931
Piedmont Office Realty Trust, Inc. — Class A REIT	559	3,930
Paramount Group, Inc. REIT	837	3,926
Centerspace REIT	68	3,886
Lemonade, Inc.*,1	229	3,758
Southside Bancshares, Inc.	128	3,741
Marcus & Millichap, Inc.	109	3,725
Brandywine Realty Trust REIT	770	3,696
Patria Investments Ltd. — Class A	246	3,651
Bank First Corp.	42	3,640
First Bancshares, Inc.	137	3,555
AssetMark Financial Holdings, Inc.*	99	3,506
F&G Annuities & Life, Inc.	85	3,447
Capitol Federal Financial, Inc.	578	3,445

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Lakeland Bancorp, Inc.	282	$3,412
HCI Group, Inc.	29	3,366
Brightsphere Investment Group, Inc.	147	3,357
Redwood Trust, Inc. REIT	516	3,287
NexPoint Residential Trust, Inc. REIT	102	3,283
ConnectOne Bancorp, Inc.	168	3,276
Premier Financial Corp.	160	3,248
eXp World Holdings, Inc.[1]	313	3,233
Redfin Corp.*	481	3,199
International Money Express, Inc.*	140	3,196
Armada Hoffler Properties, Inc. REIT	305	3,172
Tompkins Financial Corp.	63	3,168
Ambac Financial Group, Inc.*	200	3,126
Eagle Bancorp, Inc.	133	3,124
Merchants Bancorp	72	3,109
Summit Hotel Properties, Inc. REIT	474	3,086
Community Healthcare Trust, Inc. REIT	116	3,080
Heritage Financial Corp.	157	3,044
Dime Community Bancshares, Inc.	158	3,043
Dynex Capital, Inc. REIT	244	3,038
Anywhere Real Estate, Inc.*	488	3,016
ProAssurance Corp.*	234	3,009
Community Trust Bancorp, Inc.	70	2,985
New York Mortgage Trust, Inc. REIT	412	2,966
Brookfield Business Corp. — Class A	118	2,849
First Mid Bancshares, Inc.	87	2,843
FTAI Infrastructure, Inc.	448	2,813
CrossFirst Bankshares, Inc.*	202	2,796
CBL & Associates Properties, Inc. REIT	122	2,795
First Community Bankshares, Inc.	80	2,770
Whitestone REIT — Class B	220	2,761
Mercantile Bank Corp.	71	2,733
Univest Financial Corp.	131	2,727
Perella Weinberg Partners	193	2,727
Amerant Bancorp, Inc.	117	2,725
Old Second Bancorp, Inc.	196	2,713
KKR Real Estate Finance Trust, Inc. REIT	267	2,686
Diversified Healthcare Trust REIT	1,081	2,659
Peakstone Realty Trust REIT	163	2,629
Gladstone Commercial Corp. REIT	182	2,519
Horizon Bancorp, Inc.	195	2,502
World Acceptance Corp.*	17	2,465
Byline Bancorp, Inc.	112	2,433
Business First Bancshares, Inc.	109	2,428
TPG RE Finance Trust, Inc. REIT	313	2,416
Global Medical REIT, Inc.	276	2,415
Midland States Bancorp, Inc.	96	2,412
Central Pacific Financial Corp.	120	2,370
TrustCo Bank Corporation NY	84	2,365
Cambridge Bancorp	34	2,317
Independent Bank Corp.	91	2,307
Columbia Financial, Inc.*	134	2,306
Equity Bancshares, Inc. — Class A	67	2,303
Heritage Commerce Corp.	268	2,299
NerdWallet, Inc. — Class A*	155	2,278
Great Southern Bancorp, Inc.	41	2,248
American National Bankshares, Inc.	47	2,245
Farmland Partners, Inc. REIT	202	2,242
Farmers National Banc Corp.	167	2,231
Chatham Lodging Trust REIT	218	2,204
Hanmi Financial Corp.[1]	138	2,197
Universal Insurance Holdings, Inc.	108	2,195
Camden National Corp.	65	2,179
Alexander’s, Inc. REIT	10	2,171
Universal Health Realty Income Trust REIT	58	2,129
Metrocity Bankshares, Inc.	83	2,072
Washington Trust Bancorp, Inc.	77	2,070
United Fire Group, Inc.	95	2,068
Saul Centers, Inc. REIT	53	2,040
LendingTree, Inc.*	48	2,032
First Financial Corp.	53	2,031
Gladstone Land Corp. REIT	152	2,028
HarborOne Bancorp, Inc.	190	2,025
Diamond Hill Investment Group, Inc.	13	2,004
Republic Bancorp, Inc. — Class A	39	1,989
Amalgamated Financial Corp.	80	1,920
CNB Financial Corp.	94	1,917
HomeTrust Bancshares, Inc.	70	1,914
Coastal Financial Corp.*	49	1,905
Tiptree, Inc. — Class A	109	1,884
Peapack-Gladstone Financial Corp.	77	1,873
FRP Holdings, Inc.*	30	1,842
Invesco Mortgage Capital, Inc. REIT	190	1,839
Northfield Bancorp, Inc.	188	1,828
GCM Grosvenor, Inc. — Class A	188	1,816
Metropolitan Bank Holding Corp.*	47	1,809
Bar Harbor Bankshares	68	1,801
B Riley Financial, Inc.[1]	85	1,799
Alerus Financial Corp.	82	1,790
Capstar Financial Holdings, Inc.	89	1,789
First Foundation, Inc.	232	1,752
Ares Commercial Real Estate Corp. REIT	235	1,751
Southern Missouri Bancorp, Inc.	39	1,705
RMR Group, Inc. — Class A	70	1,680
CTO Realty Growth, Inc. REIT	99	1,678
One Liberty Properties, Inc. REIT	74	1,672
Kearny Financial Corp.	259	1,668
Capital City Bank Group, Inc.	60	1,662
Northeast Bank	30	1,660
Arrow Financial Corp.	66	1,651
P10, Inc. — Class A	195	1,642
Burke & Herbert Financial Services Corp.	29	1,625
Flushing Financial Corp.	128	1,614
Orchid Island Capital, Inc. REIT	178	1,590
James River Group Holdings Ltd.	168	1,562
Shore Bancshares, Inc.	134	1,541
SmartFinancial, Inc.	72	1,517
MidWestOne Financial Group, Inc.	64	1,500
Esquire Financial Holdings, Inc.	31	1,472
Greenlight Capital Re Ltd. — Class A*	117	1,459
South Plains Financial, Inc.	54	1,445
ACNB Corp.	38	1,429

72 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
MBIA, Inc.*	206	$1,393
Summit Financial Group, Inc.	51	1,385
Peoples Financial Services Corp.	32	1,380
RBB Bancorp	76	1,369
Farmers & Merchants Bancorp Incorporated/Archbold OH	61	1,360
Carter Bankshares, Inc.*	107	1,352
First Business Financial Services, Inc.	36	1,350
Five Star Bancorp	58	1,305
West BanCorp, Inc.	73	1,302
Financial Institutions, Inc.	69	1,299
Citizens & Northern Corp.	69	1,296
Mid Penn Bancorp, Inc.	64	1,281
Sierra Bancorp	63	1,273
Home Bancorp, Inc.	33	1,264
Northrim BanCorp, Inc.	25	1,263
HomeStreet, Inc.	82	1,234
Selectquote, Inc.*	617	1,234
Orrstown Financial Services, Inc.	46	1,231
Hingham Institution For Savings	7	1,221
Postal Realty Trust, Inc. — Class A REIT	85	1,217
Bank of Marin Bancorp	71	1,191
Chicago Atlantic Real Estate Finance, Inc. REIT	74	1,167
Macatawa Bank Corp.	119	1,165
HBT Financial, Inc.	61	1,161
Third Coast Bancshares, Inc.*	58	1,161
NewtekOne, Inc.	105	1,155
Guaranty Bancshares, Inc.	38	1,154
MVB Financial Corp.	51	1,138
Primis Financial Corp.	92	1,120
Enterprise Bancorp, Inc.	43	1,117
Southern First Bancshares, Inc.*	35	1,112
Granite Point Mortgage Trust, Inc. REIT	231	1,102
Red River Bancshares, Inc.	22	1,095
BayCom Corp.	53	1,092
First Bancorp, Inc.	44	1,084
Bridgewater Bancshares, Inc.*	93	1,082
Civista Bancshares, Inc.	70	1,077
First of Long Island Corp.	96	1,065
Orange County Bancorp, Inc.	23	1,058
FS Bancorp, Inc.	30	1,041
Hamilton Insurance Group Ltd. — Class B*	74	1,031
Fidelity D&D Bancorp, Inc.	21	1,017
Waterstone Financial, Inc.	83	1,010
John Marshall Bancorp, Inc.	56	1,004
Donegal Group, Inc. — Class A	70	990
First Bank/Hamilton NJ	72	989
Investors Title Co.	6	979
Codorus Valley Bancorp, Inc.	43	979
Legacy Housing Corp.*	45	968
Northeast Community Bancorp, Inc.	61	960
Forge Global Holdings, Inc.*	497	959
Blue Foundry Bancorp*	102	955
American Coastal Insurance Corp.*	89	951
NexPoint Diversified Real Estate Trust REIT[1]	143	944
Bit Digital, Inc.*,1	327	938
Maiden Holdings Ltd.*	411	925
Greene County Bancorp, Inc.	32	921
Plumas Bancorp	25	920
City Office REIT, Inc.	176	917
Capital Bancorp, Inc.	44	916
AFC Gamma, Inc. REIT	74	916
Timberland Bancorp, Inc.	34	915
Unity Bancorp, Inc.	33	911
Orion Office REIT, Inc.	259	909
BRT Apartments Corp. REIT	54	907
Alpine Income Property Trust, Inc. REIT	59	902
Norwood Financial Corp.	33	898
Community West Bancshares	45	895
FVCBankcorp, Inc.*	73	889
Southern States Bancshares, Inc.	34	881
ChoiceOne Financial Services, Inc.	32	875
Regional Management Corp.	36	872
National Bankshares, Inc.	26	869
Colony Bankcorp, Inc.	75	862
Middlefield Banc Corp.	36	860
Hippo Holdings, Inc.*	47	859
Citizens Financial Services, Inc.	17	836
Ponce Financial Group, Inc.*	93	828
Parke Bancorp, Inc.	47	810
PCB Bancorp	49	800
Ames National Corp.	39	787
Ocwen Financial Corp.*	29	783
LCNB Corp.	48	765
Star Holdings*	59	762
Oak Valley Bancorp	30	743
Maui Land & Pineapple Company, Inc.*	34	736
C&F Financial Corp.	15	735
Velocity Financial, Inc.*	40	720
Evans Bancorp, Inc.	24	717
ESSA Bancorp, Inc.	39	711
BCB Bancorp, Inc.	68	711
Princeton Bancorp, Inc.	23	708
Bankwell Financial Group, Inc.	27	700
RE/MAX Holdings, Inc. — Class A	79	693
Silvercrest Asset Management Group, Inc. — Class A	43	680
Chemung Financial Corp.	16	680
eHealth, Inc.*	111	669
Virginia National Bankshares Corp.	21	632
Crawford & Co. — Class A	66	622
Atlanticus Holdings Corp.*	21	621
Penns Woods Bancorp, Inc.	31	602
Braemar Hotels & Resorts, Inc. REIT	297	594
MainStreet Bancshares, Inc.	32	581
Douglas Elliman, Inc.*	367	580
First Community Corp.	33	575
Stratus Properties, Inc.*	25	571
Angel Oak Mortgage REIT, Inc.	53	569

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
NI Holdings, Inc.*	37	$561
USCB Financial Holdings, Inc.	48	547
Paysign, Inc.*	148	542
AlTi Global, Inc.*	95	538
Nexpoint Real Estate Finance, Inc. REIT	37	531
First Western Financial, Inc.*	36	525
Pioneer Bancorp, Inc.*	53	520
Sterling Bancorp, Inc.*	95	490
Bank7 Corp.	17	479
Security National Financial Corp. — Class A*	57	449
Office Properties Income Trust REIT	218	445
Kingsway Financial Services, Inc.*	48	400
Consumer Portfolio Services, Inc.*,1	42	318
SWK Holdings Corp.*	17	296
Clipper Realty, Inc. REIT	58	280
Transcontinental Realty Investors, Inc.*	6	226
Blue Ridge Bankshares, Inc.	80	215
GoHealth, Inc. — Class A*	18	189
Finance of America Companies, Inc. — Class A*	242	178
American Realty Investors, Inc.*	7	125
OppFi, Inc.*	49	123
Total Financial		2,432,493

Industrial - 3.7%
Comfort Systems USA, Inc.	158	50,198
Simpson Manufacturing Company, Inc.	191	39,189
Applied Industrial Technologies, Inc.	172	33,979
UFP Industries, Inc.	268	32,967
Atkore, Inc.	166	31,600
NEXTracker, Inc. — Class A*	561	31,567
Chart Industries, Inc.*	191	31,462
Fabrinet*	164	30,999
Novanta, Inc.*	160	27,963
Boise Cascade Co.	177	27,146
Mueller Industries, Inc.	500	26,965
Fluor Corp.*	636	26,890
AAON, Inc.	302	26,606
Watts Water Technologies, Inc. — Class A	122	25,931
Casella Waste Systems, Inc. — Class A*	252	24,915
SPX Technologies, Inc.*	197	24,257
Summit Materials, Inc. — Class A*	533	23,756
Federal Signal Corp.	267	22,660
Zurn Elkay Water Solutions Corp.	660	22,090
Franklin Electric Company, Inc.	206	22,003
Modine Manufacturing Co.*	229	21,798
Badger Meter, Inc.	131	21,197
GATX Corp.	158	21,177
Moog, Inc. — Class A	128	20,435
Knife River Corp.*	252	20,432
Terex Corp.	297	19,127
Itron, Inc.*	203	18,781
Exponent, Inc.	226	18,688
Arcosa, Inc.	216	18,546
AeroVironment, Inc.*	120	18,393
Dycom Industries, Inc.*	128	18,372
Encore Wire Corp.	67	17,606
Matson, Inc.	155	17,422
Belden, Inc.	186	17,225
EnerSys	182	17,192
Advanced Energy Industries, Inc.	168	17,133
Kadant, Inc.	52	17,061
CSW Industrials, Inc.	69	16,187
Hillenbrand, Inc.	313	15,741
Enpro, Inc.	93	15,696
Sanmina Corp.*	246	15,296
Scorpio Tankers, Inc.	213	15,240
ArcBest Corp.	106	15,105
John Bean Technologies Corp.	142	14,894
Sterling Infrastructure, Inc.*	134	14,781
Cactus, Inc. — Class A	291	14,576
Albany International Corp. — Class A	140	13,091
MYR Group, Inc.*	74	13,079
Griffon Corp.	176	12,908
Masonite International Corp.*	98	12,882
Vishay Intertechnology, Inc.	567	12,860
ESCO Technologies, Inc.	114	12,204
Materion Corp.	92	12,121
Hub Group, Inc. — Class A	280	12,101
Atmus Filtration Technologies, Inc.*	375	12,094
Kratos Defense & Security Solutions, Inc.*	648	11,910
Frontdoor, Inc.*	362	11,794
Plexus Corp.*	122	11,568
O-I Glass, Inc.*	693	11,497
RXO, Inc.*	518	11,329
Granite Construction, Inc.	197	11,255
Mueller Water Products, Inc. — Class A	692	11,134
Werner Enterprises, Inc.	282	11,032
Gibraltar Industries, Inc.*	136	10,952
Masterbrand, Inc.*	571	10,701
Golar LNG Ltd.	442	10,635
OSI Systems, Inc.*	72	10,283
Alamo Group, Inc.	45	10,275
Construction Partners, Inc. — Class A*	182	10,219
Mirion Technologies, Inc.*	893	10,153
Tennant Co.	83	10,094
Primoris Services Corp.	237	10,089
Trinity Industries, Inc.	362	10,082
Bloom Energy Corp. — Class A*,1	872	9,801
Standex International Corp.	53	9,658
International Seaways, Inc.	181	9,629
Energizer Holdings, Inc.	320	9,421
Hillman Solutions Corp.*	880	9,363
AAR Corp.*	151	9,040
Kennametal, Inc.	356	8,879
Enerpac Tool Group Corp.	243	8,665
AZZ, Inc.	112	8,659
Worthington Enterprises, Inc.	139	8,650
JELD-WEN Holding, Inc.*	385	8,174
Barnes Group, Inc.	218	8,099
Greif, Inc. — Class A	110	7,595
American Woodmark Corp.*	72	7,319

74 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
TTM Technologies, Inc.*	463	$7,246
Golden Ocean Group Ltd.	557	7,219
Greenbrier Companies, Inc.	138	7,190
World Kinect Corp.	268	7,089
DHT Holdings, Inc.	604	6,946
SFL Corporation Ltd.	521	6,867
Leonardo DRS, Inc.*	310	6,848
Joby Aviation, Inc.*,1	1,255	6,727
Helios Technologies, Inc.	148	6,614
CTS Corp.	138	6,457
Knowles Corp.*	396	6,376
Teekay Tankers Ltd. — Class A	108	6,308
NV5 Global, Inc.*	62	6,077
Apogee Enterprises, Inc.	100	5,920
Lindsay Corp.	50	5,883
Powell Industries, Inc.	41	5,834
Kaman Corp.	127	5,825
Janus International Group, Inc.*	384	5,810
Napco Security Technologies, Inc.	143	5,743
Columbus McKinnon Corp.	128	5,713
Dorian LPG Ltd.	145	5,577
Rocket Lab USA, Inc.*	1,251	5,142
TriMas Corp.	188	5,025
Ichor Holdings Ltd.*	129	4,982
Enovix Corp.*,1	620	4,966
Thermon Group Holdings, Inc.*	151	4,941
Montrose Environmental Group, Inc.*	126	4,935
Marten Transport Ltd.	263	4,860
Benchmark Electronics, Inc.	160	4,802
Astec Industries, Inc.	103	4,502
IES Holdings, Inc.*	37	4,501
Triumph Group, Inc.*	292	4,392
Proto Labs, Inc.*	119	4,254
Metallus, Inc.*	191	4,250
Ryerson Holding Corp.	126	4,221
Gorman-Rupp Co.	104	4,113
Aspen Aerogels, Inc.*	231	4,066
Energy Recovery, Inc.*	252	3,979
Genco Shipping & Trading Ltd.	190	3,863
Vicor Corp.*	100	3,824
Myers Industries, Inc.	165	3,823
Forward Air Corp.	118	3,671
Sturm Ruger & Company, Inc.	79	3,646
Nordic American Tankers Ltd.	929	3,642
Smith & Wesson Brands, Inc.	207	3,593
FLEX LNG Ltd.	135	3,433
PureCycle Technologies, Inc.*,1	526	3,272
Enviri Corp.*	357	3,266
Insteel Industries, Inc.	85	3,249
CryoPort, Inc.*	182	3,221
Clearwater Paper Corp.*	73	3,192
Olympic Steel, Inc.	45	3,190
Archer Aviation, Inc. — Class A*,1	690	3,188
Cadre Holdings, Inc.	88	3,185
DXP Enterprises, Inc.*	59	3,170
Air Transport Services Group, Inc.*	230	3,165
Hyster-Yale Materials Handling, Inc.	49	3,144
CECO Environmental Corp.*	134	3,085
Ardmore Shipping Corp.	186	3,054
Argan, Inc.	57	2,881
Bel Fuse, Inc. — Class B	47	2,835
Tutor Perini Corp.*	192	2,776
Eagle Bulk Shipping, Inc.	42	2,624
Ducommun, Inc.*	51	2,616
Xometry, Inc. — Class A*	154	2,601
nLight, Inc.*	200	2,600
Great Lakes Dredge & Dock Corp.*	297	2,599
Pactiv Evergreen, Inc.	181	2,592
Heartland Express, Inc.	212	2,531
Mesa Laboratories, Inc.	23	2,524
Costamare, Inc.	209	2,372
Kimball Electronics, Inc.*	108	2,338
Evolv Technologies Holdings, Inc.*	510	2,269
Astronics Corp.*	118	2,247
SmartRent, Inc.*	834	2,235
Manitowoc Company, Inc.*	158	2,234
Stoneridge, Inc.*	120	2,213
LSB Industries, Inc.*	249	2,186
Allient, Inc.	58	2,069
Teekay Corp.*	278	2,024
NVE Corp.	22	1,984
National Presto Industries, Inc.	23	1,927
FARO Technologies, Inc.*	85	1,828
Covenant Logistics Group, Inc. — Class A	39	1,808
LSI Industries, Inc.	118	1,784
Limbach Holdings, Inc.*	42	1,740
Overseas Shipholding Group, Inc. — Class A	261	1,670
Greif, Inc. — Class B	23	1,599
Bowman Consulting Group Ltd.*,1	45	1,566
Northwest Pipe Co.*	45	1,560
Ranpak Holdings Corp.*	196	1,543
Daseke, Inc.*	183	1,519
Safe Bulkers, Inc.[1]	304	1,508
MicroVision, Inc.*	800	1,472
Park Aerospace Corp.	84	1,397
Luxfer Holdings plc	124	1,286
NuScale Power Corp.*	242	1,285
Eastman Kodak Co.*	258	1,277
GoPro, Inc. — Class A*	566	1,262
Turtle Beach Corp.*	71	1,224
GrafTech International Ltd.	877	1,210
Pangaea Logistics Solutions Ltd.	165	1,150
Universal Logistics Holdings, Inc.	31	1,143
AMMO, Inc.*	408	1,122
Omega Flex, Inc.	15	1,064
Himalaya Shipping Ltd.*	135	1,041
Park-Ohio Holdings Corp.	38	1,014
Iteris, Inc.*	193	953
Concrete Pumping Holdings, Inc.*	117	924
Radiant Logistics, Inc.*	167	905
Mistras Group, Inc.*	94	899

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Pure Cycle Corp.*	88	$836
AerSale Corp.*	116	833
Gencor Industries, Inc.*	48	801
Tredegar Corp.	119	776
908 Devices, Inc.*	99	747
Karat Packaging, Inc.	26	744
Mayville Engineering Company, Inc.*	50	716
Latham Group, Inc.*	176	697
Core Molding Technologies, Inc.*	35	663
Willis Lease Finance Corp.*	13	645
Li-Cycle Holdings Corp.*	624	643
Blink Charging Co.*,1	209	629
Transphorm, Inc.*	122	599
Sight Sciences, Inc.*	98	517
PAM Transportation Services, Inc.*	28	454
Eve Holding, Inc.*	82	443
Intevac, Inc.*	115	442
Comtech Telecommunications Corp.*	123	422
374Water, Inc.*	268	338
SKYX Platforms Corp.*	257	337
Babcock & Wilcox Enterprises, Inc.*	266	301
ESS Tech, Inc.*	413	299
LanzaTech Global, Inc.*	93	288
NL Industries, Inc.	38	279
INNOVATE Corp.*	314	220
Akoustis Technologies, Inc.*	313	185
Redwire Corp.*	36	158
Southland Holdings, Inc.*	17	88
Amprius Technologies, Inc.*	24	64
Total Industrial		1,863,808

Technology - 3.0%
Super Micro Computer, Inc.*	228	229,277
MicroStrategy, Inc. — Class A*,1	66	112,501
Onto Innovation, Inc.*	218	39,475
SPS Commerce, Inc.*	164	30,324
Rambus, Inc.*	480	29,669
Duolingo, Inc.*	132	29,117
Qualys, Inc.*	166	27,700
Tenable Holdings, Inc.*	514	25,407
MACOM Technology Solutions Holdings, Inc.*	245	23,432
Insight Enterprises, Inc.*	125	23,190
ExlService Holdings, Inc.*	721	22,928
Varonis Systems, Inc.*	485	22,877
Maximus, Inc.	271	22,737
ASGN, Inc.*	206	21,580
Appfolio, Inc. — Class A*	86	21,220
Altair Engineering, Inc. — Class A*	243	20,934
Silicon Laboratories, Inc.*	142	20,408
CommVault Systems, Inc.*	197	19,982
Workiva, Inc.*	221	18,741
Power Integrations, Inc.	253	18,102
Box, Inc. — Class A*	629	17,813
Synaptics, Inc.*	176	17,171
BlackLine, Inc.*	255	16,468
Evolent Health, Inc. — Class A*	498	16,329
Amkor Technology, Inc.	505	16,281
Axcelis Technologies, Inc.*	145	16,170
ACI Worldwide, Inc.*	484	16,074
FormFactor, Inc.*	344	15,697
Parsons Corp.*	184	15,263
Verra Mobility Corp.*	610	15,232
Blackbaud, Inc.*	194	14,383
Diodes, Inc.*	201	14,170
Impinj, Inc.*	104	13,355
Rapid7, Inc.*	272	13,339
Freshworks, Inc. — Class A*	723	13,166
Envestnet, Inc.*	223	12,914
Sprout Social, Inc. — Class A*	216	12,897
Kulicke & Soffa Industries, Inc.	248	12,477
ACV Auctions, Inc. — Class A*	567	10,643
Progress Software Corp.	197	10,502
Braze, Inc. — Class A*	236	10,455
DigitalOcean Holdings, Inc.*	273	10,423
C3.ai, Inc. — Class A*,1	365	9,881
Privia Health Group, Inc.*	499	9,775
Xerox Holdings Corp.	520	9,308
Ultra Clean Holdings, Inc.*	201	9,234
Verint Systems, Inc.*	273	9,050
AvidXchange Holdings, Inc.*	676	8,889
PagerDuty, Inc.*	386	8,754
Ambarella, Inc.*	165	8,377
Veeco Instruments, Inc.*	230	8,089
Clear Secure, Inc. — Class A	377	8,019
Semtech Corp.*	289	7,945
Photronics, Inc.*	276	7,816
Agilysys, Inc.*	91	7,668
Appian Corp. — Class A*	186	7,431
PROS Holdings, Inc.*	202	7,339
IonQ, Inc.*,1	728	7,273
SiTime Corp.*	78	7,272
Cohu, Inc.*	211	7,033
Fastly, Inc. — Class A*	537	6,965
Donnelley Financial Solutions, Inc.*	112	6,945
CSG Systems International, Inc.	132	6,803
NetScout Systems, Inc.*	309	6,749
Schrodinger Incorporated/United States*	247	6,669
Zeta Global Holdings Corp. — Class A*	607	6,634
Everbridge, Inc.*	184	6,409
ACM Research, Inc. — Class A*	218	6,353
MaxLinear, Inc. — Class A*	338	6,310
Intapp, Inc.*	178	6,105
Jamf Holding Corp.*	316	5,799
SMART Global Holdings, Inc.*	219	5,764
Asana, Inc. — Class A*,1	360	5,576
Phreesia, Inc.*	231	5,528
PAR Technology Corp.*	121	5,489
PowerSchool Holdings, Inc. — Class A*	254	5,408
Adeia, Inc.	484	5,285
AvePoint, Inc.*	667	5,283
Zuora, Inc. — Class A*	560	5,107
Digi International, Inc.*	159	5,077

76 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Model N, Inc.*	169	$4,811
PDF Solutions, Inc.*	139	4,680
Sapiens International Corporation N.V.	139	4,470
PubMatic, Inc. — Class A*	186	4,412
Alkami Technology, Inc.*	179	4,398
N-able, Inc.*	317	4,143
SoundHound AI, Inc. — Class A*,1	622	3,664
Pitney Bowes, Inc.	794	3,438
E2open Parent Holdings, Inc.*	765	3,397
Amplitude, Inc. — Class A*	306	3,329
Grid Dynamics Holdings, Inc.*	251	3,085
Integral Ad Science Holding Corp.*	300	2,991
Simulations Plus, Inc.	72	2,963
Yext, Inc.*	484	2,919
SolarWinds Corp.*	231	2,915
Cerence, Inc.*	183	2,882
Vimeo, Inc.*	689	2,818
Mitek Systems, Inc.*	193	2,721
Conduent, Inc.*	779	2,633
Olo, Inc. — Class A*	468	2,569
Matterport, Inc.*	1,135	2,565
3D Systems Corp.*	577	2,562
CEVA, Inc.*	105	2,385
Alpha & Omega Semiconductor Ltd.*	105	2,314
MeridianLink, Inc.*	119	2,225
Navitas Semiconductor Corp.*	462	2,204
Daily Journal Corp.*	6	2,170
OneSpan, Inc.*	181	2,105
BigCommerce Holdings, Inc.*	304	2,095
Corsair Gaming, Inc.*	167	2,061
Vishay Precision Group, Inc.*	56	1,978
Bandwidth, Inc. — Class A*	106	1,936
Planet Labs PBC*	757	1,930
Alignment Healthcare, Inc.*	385	1,910
Health Catalyst, Inc.*	253	1,905
SEMrush Holdings, Inc. — Class A*	142	1,883
Instructure Holdings, Inc.*	88	1,881
Digimarc Corp.*	64	1,740
Weave Communications, Inc.*	148	1,699
Cantaloupe, Inc.*	259	1,665
American Software, Inc. — Class A	144	1,649
Definitive Healthcare Corp.*	204	1,646
NextNav, Inc.*	245	1,612
PlayAGS, Inc.*	167	1,500
Unisys Corp.*	301	1,478
Aehr Test Systems*	117	1,451
Consensus Cloud Solutions, Inc.*	90	1,427
Multiplan Corp.*	1,713	1,390
8x8, Inc.*	512	1,382
Climb Global Solutions, Inc.	19	1,347
Domo, Inc. — Class B*	139	1,240
Digital Turbine, Inc.*	428	1,121
Desktop Metal, Inc. — Class A*	1,259	1,108
Playstudios, Inc.*	387	1,076
Enfusion, Inc. — Class A*	116	1,073
Sharecare, Inc.*	1,388	1,065
Immersion Corp.	142	1,062
Thoughtworks Holding, Inc.*	419	1,060
ON24, Inc.	148	1,057
Cricut, Inc. — Class A	216	1,028
EverCommerce, Inc.*	106	999
Red Violet, Inc.*	50	977
HireRight Holdings Corp.*	68	970
Inspired Entertainment, Inc.*	98	966
TTEC Holdings, Inc.	88	913
CS Disco, Inc.*	102	829
SkyWater Technology, Inc.*	80	814
Innodata, Inc.*	114	752
Outbrain, Inc.*	186	735
Rimini Street, Inc.*	221	720
Viant Technology, Inc. — Class A*	65	693
Asure Software, Inc.*	86	669
inTEST Corp.*	49	649
IBEX Holdings Ltd.*	41	633
Veritone, Inc.*	119	626
eGain Corp.*	97	626
TruBridge, Inc.*	65	599
Atomera, Inc.*	96	591
Kaltura, Inc.*	376	508
Richardson Electronics Ltd.	54	497
Outset Medical, Inc.*	224	497
Expensify, Inc. — Class A*	250	460
Rackspace Technology, Inc.*	285	450
Brightcove, Inc.*	195	378
CoreCard Corp.*	33	365
Vuzix Corp.*	267	323
LivePerson, Inc.*,1	287	286
BigBear.ai Holdings, Inc.*	121	248
System1, Inc.*	112	219
Velo3D, Inc.*	403	184
Skillsoft Corp.*	18	162
CXApp, Inc.*,1	9	22
Presto Automation, Inc.*	14	2
Total Technology		1,514,819

Consumer, Cyclical - 2.7%
Light & Wonder, Inc. — Class A*	403	41,142
Carvana Co.*	460	40,439
Taylor Morrison Home Corp. — Class A*	462	28,723
Meritage Homes Corp.	162	28,425
Beacon Roofing Supply, Inc.*	282	27,642
Installed Building Products, Inc.	106	27,425
Abercrombie & Fitch Co. — Class A*	218	27,322
Academy Sports & Outdoors, Inc.	323	21,815
Asbury Automotive Group, Inc.*	92	21,692
KB Home	304	21,548
FirstCash Holdings, Inc.	168	21,427
American Eagle Outfitters, Inc.	815	21,019
Skyline Champion Corp.*	241	20,487
Signet Jewelers Ltd.	195	19,514
Group 1 Automotive, Inc.	61	17,826
Shake Shack, Inc. — Class A*	168	17,477
GMS, Inc.*	179	17,424

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Goodyear Tire & Rubber Co.*	1,256	$17,245
MDC Holdings, Inc.	266	16,734
Tri Pointe Homes, Inc.*	432	16,701
Hilton Grand Vacations, Inc.*	352	16,618
M/I Homes, Inc.*	120	16,355
Kontoor Brands, Inc.	252	15,183
Cavco Industries, Inc.*	37	14,765
Resideo Technologies, Inc.*	653	14,640
Rush Enterprises, Inc. — Class A	271	14,504
Visteon Corp.*	123	14,466
Steven Madden Ltd.	330	13,953
LCI Industries	110	13,537
Adient plc*	408	13,431
Boot Barn Holdings, Inc.*	134	12,750
Red Rock Resorts, Inc. — Class A	212	12,682
SkyWest, Inc.*	182	12,573
Urban Outfitters, Inc.*	285	12,375
Century Communities, Inc.	127	12,255
UniFirst Corp.	67	11,620
Dorman Products, Inc.*	117	11,278
Patrick Industries, Inc.	94	11,230
Bloomin’ Brands, Inc.	391	11,214
JetBlue Airways Corp.*	1,490	11,056
International Game Technology plc	489	11,047
Sweetgreen, Inc. — Class A*	437	11,039
LGI Homes, Inc.*	93	10,822
Sonos, Inc.*	552	10,521
Foot Locker, Inc.	366	10,431
Topgolf Callaway Brands Corp.*	642	10,381
Fox Factory Holding Corp.*	192	9,997
Papa John’s International, Inc.	148	9,857
Brinker International, Inc.*	196	9,737
PriceSmart, Inc.	114	9,576
Dave & Buster’s Entertainment, Inc.*	151	9,453
Winnebago Industries, Inc.	127	9,398
HNI Corp.	206	9,297
United Parks & Resorts, Inc.*	164	9,218
Hanesbrands, Inc.*	1,586	9,199
H&E Equipment Services, Inc.	143	9,178
Acushnet Holdings Corp.	135	8,903
Cinemark Holdings, Inc.*	490	8,805
Six Flags Entertainment Corp.*	327	8,607
Gentherm, Inc.*	146	8,407
Vista Outdoor, Inc.*	255	8,359
OPENLANE, Inc.*	476	8,235
MillerKnoll, Inc.	331	8,196
Atlanta Braves Holdings, Inc. — Class C*	198	7,734
Cheesecake Factory, Inc.	213	7,700
National Vision Holdings, Inc.*	346	7,667
ODP Corp.*	142	7,533
Oxford Industries, Inc.	67	7,531
Dana, Inc.	590	7,493
La-Z-Boy, Inc.	197	7,411
Cracker Barrel Old Country Store, Inc.	100	7,273
Dillard’s, Inc. — Class A	15	7,075
Green Brick Partners, Inc.*	116	6,987
Madison Square Garden Entertainment Corp.*	178	6,979
Caleres, Inc.	152	6,237
Wabash National Corp.	205	6,138
Sally Beauty Holdings, Inc.*	486	6,036
Jack in the Box, Inc.	88	6,026
Buckle, Inc.	138	5,557
XPEL, Inc.*	102	5,510
Allegiant Travel Co. — Class A	72	5,415
G-III Apparel Group Ltd.*	186	5,396
Camping World Holdings, Inc. — Class A	189	5,264
Warby Parker, Inc. — Class A*	384	5,226
Leslie’s, Inc.*	804	5,226
Steelcase, Inc. — Class A	399	5,219
OneSpaWorld Holdings Ltd.*	376	4,974
BlueLinx Holdings, Inc.*	38	4,949
Lions Gate Entertainment Corp. — Class B*	524	4,878
ScanSource, Inc.*	110	4,844
Dream Finders Homes, Inc. — Class A*	110	4,810
MRC Global, Inc.*	380	4,777
Winmark Corp.	13	4,702
VSE Corp.	58	4,640
Monarch Casino & Resort, Inc.	61	4,574
indie Semiconductor, Inc. — Class A*	624	4,418
Blue Bird Corp.*	114	4,371
Beazer Homes USA, Inc.*	133	4,362
Interface, Inc. — Class A	259	4,356
Aurora Innovation, Inc.*	1,519	4,284
Guess?, Inc.	130	4,091
Hibbett, Inc.	52	3,994
Malibu Boats, Inc. — Class A*	92	3,982
Wolverine World Wide, Inc.	352	3,946
American Axle & Manufacturing Holdings, Inc.*	517	3,805
Vizio Holding Corp. — Class A*	343	3,752
BJ’s Restaurants, Inc.*	103	3,726
Sonic Automotive, Inc. — Class A	65	3,701
Everi Holdings, Inc.*	363	3,648
Ethan Allen Interiors, Inc.	103	3,561
Hovnanian Enterprises, Inc. — Class A*	22	3,453
PC Connection, Inc.	52	3,428
Golden Entertainment, Inc.	92	3,388
Forestar Group, Inc.*	83	3,336
Dine Brands Global, Inc.	71	3,300
IMAX Corp.*	203	3,283
MarineMax, Inc.*	97	3,226
REV Group, Inc.	143	3,159
Life Time Group Holdings, Inc.*	202	3,135
Nu Skin Enterprises, Inc. — Class A	226	3,126
Standard Motor Products, Inc.	92	3,087
Hawaiian Holdings, Inc.*	231	3,079
Kura Sushi USA, Inc. — Class A*	26	2,994
Titan International, Inc.*	237	2,953
Accel Entertainment, Inc.*	244	2,877
Nikola Corp.*,1	2,686	2,793

78 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Shoe Carnival, Inc.	76	$2,785
Portillo’s, Inc. — Class A*	192	2,723
Global Industrial Co.	59	2,642
A-Mark Precious Metals, Inc.	86	2,639
Lions Gate Entertainment Corp. — Class A*	264	2,627
Chuy’s Holdings, Inc.*	77	2,597
Sun Country Airlines Holdings, Inc.*	171	2,580
Miller Industries, Inc.	50	2,505
First Watch Restaurant Group, Inc.*	100	2,462
Douglas Dynamics, Inc.	102	2,460
Luminar Technologies, Inc.*,1	1,223	2,409
Spirit Airlines, Inc.	497	2,405
Titan Machinery, Inc.*	93	2,307
Xperi, Inc.*	191	2,303
RCI Hospitality Holdings, Inc.	39	2,262
Savers Value Village, Inc.*	117	2,256
Haverty Furniture Companies, Inc.	66	2,252
Rush Enterprises, Inc. — Class B	42	2,238
Virgin Galactic Holdings, Inc.*	1,473	2,180
Hudson Technologies, Inc.*	198	2,180
Super Group SGHC Ltd.*	617	2,129
Arko Corp.	373	2,126
Designer Brands, Inc. — Class A	194	2,120
Denny’s Corp.*	230	2,061
Clean Energy Fuels Corp.*	768	2,058
Methode Electronics, Inc.	160	1,949
Shyft Group, Inc.	156	1,937
Movado Group, Inc.	69	1,927
Atlanta Braves Holdings, Inc. — Class A*	45	1,886
MasterCraft Boat Holdings, Inc.*	79	1,874
Rush Street Interactive, Inc.*	285	1,855
Bally’s Corp.*	133	1,854
Build-A-Bear Workshop, Inc. — Class A	60	1,792
Xponential Fitness, Inc. — Class A*	104	1,720
Daktronics, Inc.*	170	1,693
America’s Car-Mart, Inc.*	26	1,661
Carrols Restaurant Group, Inc.	166	1,579
Marcus Corp.	110	1,568
Sleep Number Corp.*	97	1,555
Lindblad Expeditions Holdings, Inc.*	158	1,474
OneWater Marine, Inc. — Class A*	52	1,464
Potbelly Corp.*	118	1,429
Lovesac Co.*	63	1,424
Solid Power, Inc.*	701	1,423
Frontier Group Holdings, Inc.*,1	172	1,395
Genesco, Inc.*	49	1,379
Cooper-Standard Holdings, Inc.*	76	1,259
El Pollo Loco Holdings, Inc.*	129	1,256
Hooker Furnishings Corp.	50	1,201
Hyliion Holdings Corp.*	668	1,176
EVgo, Inc.*,1	460	1,155
Johnson Outdoors, Inc. — Class A	24	1,107
Zumiez, Inc.*	72	1,094
iRobot Corp.*	124	1,086
Holley, Inc.*	239	1,066
Bowlero Corp. — Class A1	76	1,041
Funko, Inc. — Class A*	157	980
SES AI Corp.*	565	949
Commercial Vehicle Group, Inc.*	145	932
Tile Shop Holdings, Inc.*	130	914
Destination XL Group, Inc.*	252	907
Clarus Corp.	132	891
Landsea Homes Corp.*	61	886
Global Business Travel Group I*	146	877
Rocky Brands, Inc.	32	868
Weyco Group, Inc.	27	861
Full House Resorts, Inc.*	149	830
JAKKS Pacific, Inc.*	33	815
Vera Bradley, Inc.*	119	809
Microvast Holdings, Inc.*,1	965	808
GrowGeneration Corp.*	266	761
Snap One Holdings Corp.*	83	715
Reservoir Media, Inc.*	90	714
Tilly’s, Inc. — Class A*	101	687
J Jill, Inc.*	21	671
ThredUp, Inc. — Class A*	325	650
Children’s Place, Inc.*,1	54	623
Escalade, Inc.	45	619
Biglari Holdings, Inc. — Class B*	3	569
Big Lots, Inc.*	129	559
Red Robin Gourmet Burgers, Inc.*	72	551
ONE Group Hospitality, Inc.*	99	551
Sportsman’s Warehouse Holdings, Inc.*	171	532
EVI Industries, Inc.	21	523
Cato Corp. — Class A	79	456
Marine Products Corp.	38	447
PetMed Express, Inc.	93	445
VOXX International Corp. — Class A*	53	433
Purple Innovation, Inc.	247	430
Traeger, Inc.*	159	402
Century Casinos, Inc.*	124	392
Livewire Group, Inc.*	50	362
Noodles & Co.*	182	348
Big 5 Sporting Goods Corp.	97	341
Duluth Holdings, Inc. — Class B*	61	299
Aeva Technologies, Inc.*	72	283
Torrid Holdings, Inc.*,1	55	268
CompX International, Inc.	7	240
Fossil Group, Inc.*	215	219
United Homes Group, Inc.*,1	28	196
Workhorse Group, Inc.*	751	176
Envela Corp.*	34	157
Lazydays Holdings, Inc.*,1	34	137
Loop Media, Inc.*,1	165	60
Dragonfly Energy Holdings Corp.*	69	37
Qurate Retail, Inc. — Class B*	6	27
ATI Physical Therapy, Inc.*	1	6
Total Consumer, Cyclical		1,392,368

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Energy - 1.6%
Weatherford International plc*	318	$36,704
Permian Resources Corp.	2,034	35,920
Matador Resources Co.	505	33,719
Chord Energy Corp.	187	33,331
ChampionX Corp.	873	31,332
Murphy Oil Corp.	648	29,614
PBF Energy, Inc. — Class A	492	28,324
Civitas Resources, Inc.	361	27,404
SM Energy Co.	517	25,772
Equitrans Midstream Corp.	1,948	24,330
Noble Corporation plc	499	24,197
Magnolia Oil & Gas Corp. — Class A	789	20,475
Valaris Ltd.*	265	19,944
Tidewater, Inc.*	207	19,044
Patterson-UTI Energy, Inc.	1,577	18,829
Helmerich & Payne, Inc.	434	18,254
California Resources Corp.	313	17,246
Alpha Metallurgical Resources, Inc.	52	17,221
CNX Resources Corp.*	704	16,699
Northern Oil and Gas, Inc.	395	15,674
Liberty Energy, Inc. — Class A	733	15,188
Warrior Met Coal, Inc.	231	14,022
Arch Resources, Inc.	80	12,863
Kosmos Energy Ltd.*	2,057	12,260
Peabody Energy Corp.[1]	503	12,203
Archrock, Inc.	620	12,195
CONSOL Energy, Inc.	137	11,475
Seadrill Ltd.*	209	10,513
Oceaneering International, Inc.*	448	10,483
Array Technologies, Inc.*	682	10,169
Par Pacific Holdings, Inc.*	246	9,117
Sitio Royalties Corp. — Class A	365	9,023
Delek US Holdings, Inc.	283	8,699
Shoals Technologies Group, Inc. — Class A*	765	8,553
Talos Energy, Inc.*	608	8,469
Expro Group Holdings N.V.*	399	7,968
Gulfport Energy Corp.*	49	7,846
DNOW, Inc.*	480	7,296
Helix Energy Solutions Group, Inc.*	651	7,057
Borr Drilling Ltd.*	990	6,782
Kinetik Holdings, Inc. — Class A	162	6,459
Diamond Offshore Drilling, Inc.*	461	6,288
Green Plains, Inc.*	263	6,080
Vital Energy, Inc.*	105	5,517
CVR Energy, Inc.	134	4,778
Fluence Energy, Inc.*	259	4,491
SunCoke Energy, Inc.	378	4,260
US Silica Holdings, Inc.*	341	4,232
Crescent Energy Co. — Class A	346	4,117
REX American Resources Corp.*	70	4,110
Comstock Resources, Inc.[1]	416	3,860
Core Laboratories, Inc.	212	3,621
SilverBow Resources, Inc.*	104	3,551
Nabors Industries Ltd.*	41	3,531
ProPetro Holding Corp.*	433	3,499
Dril-Quip, Inc.*	154	3,470
VAALCO Energy, Inc.	488	3,401
Select Water Solutions, Inc. — Class A	366	3,378
RPC, Inc.	385	2,980
Bristow Group, Inc.*	107	2,910
Sunnova Energy International, Inc.*,1	457	2,801
Berry Corp.	345	2,777
Vitesse Energy, Inc.	113	2,681
TETRA Technologies, Inc.*	567	2,512
Newpark Resources, Inc.*	337	2,433
FuelCell Energy, Inc.*,1	1,844	2,194
SandRidge Energy, Inc.	144	2,098
NextDecade Corp.*	350	1,988
Aris Water Solutions, Inc. — Class A	135	1,910
Kodiak Gas Services, Inc.	69	1,887
Oil States International, Inc.*	285	1,756
Ramaco Resources, Inc. — Class A	102	1,717
DMC Global, Inc.*	88	1,715
Atlas Energy Solutions, Inc.	74	1,674
Tellurian, Inc.*	2,401	1,588
SEACOR Marine Holdings, Inc.*	109	1,520
Stem, Inc.*,1	644	1,410
Riley Exploration Permian, Inc.	40	1,320
Excelerate Energy, Inc. — Class A	82	1,314
Montauk Renewables, Inc.*	302	1,256
Solaris Oilfield Infrastructure, Inc. — Class A	139	1,205
SunPower Corp. — Class A*,1	395	1,185
W&T Offshore, Inc.	445	1,179
Amplify Energy Corp.*	164	1,084
Ring Energy, Inc.*	543	1,064
FutureFuel Corp.	118	950
ProFrac Holding Corp. — Class A*	109	911
Forum Energy Technologies, Inc.*	44	879
Evolution Petroleum Corp.	143	878
Gevo, Inc.*	1,058	813
Energy Vault Holdings, Inc.*	444	795
Ranger Energy Services, Inc.	70	790
Granite Ridge Resources, Inc.	118	767
HighPeak Energy, Inc.	48	757
NACCO Industries, Inc. — Class A	19	574
TPI Composites, Inc.*,1	190	553
Hallador Energy Co.*	103	549
Eos Energy Enterprises, Inc.*	487	502
KLX Energy Services Holdings, Inc.*	57	441
Vertex Energy, Inc.*	294	412
Mammoth Energy Services, Inc.*	105	382
Maxeon Solar Technologies Ltd.*	114	380
PrimeEnergy Resources Corp.*	3	301
Ramaco Resources, Inc. — Class B	20	251
Empire Petroleum Corp.*	46	235
Verde Clean Fuels, Inc.*	4	16
Total Energy		837,151

80 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Basic Materials - 0.8%
Commercial Metals Co.	523	$30,737
ATI, Inc.*	575	29,423
Cabot Corp.	243	22,405
Balchem Corp.	143	22,158
Arcadium Lithium plc*	4,563	19,667
HB Fuller Co.	241	19,217
Avient Corp.	403	17,490
Carpenter Technology Corp.	218	15,569
Innospec, Inc.	111	14,312
Hecla Mining Co.	2,719	13,078
Sensient Technologies Corp.	188	13,008
Quaker Chemical Corp.	62	12,726
Constellium SE*	573	12,669
Uranium Energy Corp.*	1,657	11,185
Minerals Technologies, Inc.	145	10,916
Sylvamo Corp.	160	9,878
Rogers Corp.*	78	9,258
Tronox Holdings plc — Class A	522	9,057
Stepan Co.	96	8,644
Ingevity Corp.*	165	7,871
Hawkins, Inc.	86	6,605
Kaiser Aluminum Corp.	72	6,434
Orion S.A.	247	5,809
Coeur Mining, Inc.*	1,446	5,451
Perimeter Solutions S.A.*	686	5,090
Koppers Holdings, Inc.	91	5,020
Worthington Steel, Inc.	139	4,983
Ecovyst, Inc.*	415	4,627
Mativ Holdings, Inc.	239	4,481
Energy Fuels, Inc.*	711	4,472
Century Aluminum Co.*	238	3,663
AdvanSix, Inc.	120	3,432
Haynes International, Inc.	57	3,427
Novagold Resources, Inc.*	1,094	3,282
Encore Energy Corp.*	641	2,808
United States Lime & Minerals, Inc.	9	2,683
Radius Recycling, Inc. — Class A	117	2,472
Ivanhoe Electric Incorporated / US*,1	252	2,470
Compass Minerals International, Inc.	155	2,440
Lightwave Logic, Inc.*,1	519	2,429
Centrus Energy Corp. — Class A*	56	2,326
Oil-Dri Corporation of America	22	1,640
American Vanguard Corp.	122	1,580
Rayonier Advanced Materials, Inc.*	289	1,381
Kronos Worldwide, Inc.	100	1,180
i-80 Gold Corp.*,1	874	1,171
Piedmont Lithium, Inc.*	81	1,079
Codexis, Inc.*	302	1,054
Intrepid Potash, Inc.*	48	1,001
Caledonia Mining Corporation plc	74	819
Perpetua Resources Corp.*	171	711
Trinseo plc	158	597
Dakota Gold Corp.*	243	576
Danimer Scientific, Inc.*	397	433
Glatfelter Corp.*	200	400
Contango ORE, Inc.*	17	337
Origin Materials, Inc.*	480	245
5E Advanced Materials, Inc.*	178	239
Valhi, Inc.	11	189
NioCorp Developments Ltd.*	9	24
Total Basic Materials		408,328

Communications - 0.8%
DigitalBridge Group, Inc.	722	13,913
Q2 Holdings, Inc.*	254	13,350
TEGNA, Inc.	881	13,162
Ziff Davis, Inc.*	204	12,860
Cogent Communications Holdings, Inc.	196	12,805
InterDigital, Inc.	115	12,243
Credo Technology Group Holding Ltd.*	554	11,739
Yelp, Inc. — Class A*	297	11,702
Cargurus, Inc.*	428	9,878
ePlus, Inc.*	120	9,425
Squarespace, Inc. — Class A*	253	9,219
Viavi Solutions, Inc.*	997	9,063
Perficient, Inc.*	155	8,725
Calix, Inc.*	263	8,721
Hims & Hers Health, Inc.*	553	8,555
EchoStar Corp. — Class A*	547	7,795
Opendoor Technologies, Inc.*	2,458	7,448
Beyond, Inc.*	204	7,326
Telephone & Data Systems, Inc.	448	7,177
Lumen Technologies, Inc.*	4,526	7,061
Upwork, Inc.*	560	6,866
Harmonic, Inc.*	498	6,693
Extreme Networks, Inc.*	571	6,589
Magnite, Inc.*	606	6,515
Sphere Entertainment Co.*	118	5,791
Sprinklr, Inc. — Class A*	464	5,693
Infinera Corp.*	903	5,445
Bumble, Inc. — Class A*	458	5,198
Cars.com, Inc.*	301	5,171
Shutterstock, Inc.	112	5,131
Globalstar, Inc.*	3,110	4,572
A10 Networks, Inc.	320	4,381
Scholastic Corp.	115	4,337
Liberty Latin America Ltd. — Class C*	617	4,313
QuinStreet, Inc.*	235	4,150
Couchbase, Inc.*	154	4,052
TechTarget, Inc.*	118	3,903
Shenandoah Telecommunications Co.	220	3,821
Revolve Group, Inc.*,1	177	3,747
Thryv Holdings, Inc.*	140	3,112
HealthStream, Inc.	110	2,933
Figs, Inc. — Class A*	578	2,878
Open Lending Corp. — Class A*	450	2,817
Clear Channel Outdoor Holdings, Inc.*	1,678	2,769
IDT Corp. — Class B	70	2,647
Gogo, Inc.*	300	2,634
Gray Television, Inc.	375	2,370
Cardlytics, Inc.*	153	2,217
Stagwell, Inc.*	355	2,208

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
NETGEAR, Inc.*	129	$2,034
fuboTV, Inc.*	1,276	2,016
Vivid Seats, Inc. — Class A*	333	1,995
Sinclair, Inc.	148	1,994
Liquidity Services, Inc.*	107	1,990
MediaAlpha, Inc. — Class A*	97	1,976
Anterix, Inc.*	58	1,949
ADTRAN Holdings, Inc.	353	1,920
Eventbrite, Inc. — Class A*	350	1,918
Aviat Networks, Inc.*	50	1,917
Grindr, Inc.*	186	1,884
Clearfield, Inc.*	59	1,820
EverQuote, Inc. — Class A*	96	1,782
Advantage Solutions, Inc.*	393	1,701
AMC Networks, Inc. — Class A*	140	1,698
Boston Omaha Corp. — Class A*	104	1,608
Gannett Company, Inc.*	653	1,593
ATN International, Inc.	50	1,575
AST SpaceMobile, Inc.*	511	1,482
Nextdoor Holdings, Inc.*	658	1,481
Consolidated Communications Holdings, Inc.*	336	1,452
Preformed Line Products Co.	11	1,415
Applied Digital Corp.*,1	309	1,323
1-800-Flowers.com, Inc. — Class A*	118	1,278
Spok Holdings, Inc.	80	1,276
Ribbon Communications, Inc.*	397	1,270
CommScope Holding Company, Inc.*	938	1,229
Liberty Latin America Ltd. — Class A*	164	1,143
EW Scripps Co. — Class A*	269	1,057
Stitch Fix, Inc. — Class A*	382	1,008
iHeartMedia, Inc. — Class A*	465	972
Ooma, Inc.*	108	921
OptimizeRx Corp.*	75	911
WideOpenWest, Inc.*	233	844
Tucows, Inc. — Class A*	45	835
Nerdy, Inc.*	268	780
Blade Air Mobility, Inc.*	265	755
Lands’ End, Inc.*	68	741
BlackSky Technology, Inc.*	535	728
BARK, Inc.*	495	614
Townsquare Media, Inc. — Class A	53	582
ContextLogic, Inc. — Class A*	100	569
Terran Orbital Corp.*	385	504
DHI Group, Inc.*	197	502
Mondee Holdings, Inc.*,1	205	474
Luna Innovations, Inc.*	145	465
Entravision Communications Corp. — Class A	272	446
Gambling.com Group Ltd.*	48	438
KVH Industries, Inc.*	85	433
CarParts.com, Inc.*	240	389
Allbirds, Inc. — Class A*	430	298
Cambium Networks Corp.*	55	237
Solo Brands, Inc. — Class A*	89	193
Value Line, Inc.	4	162
DZS, Inc.*,1	99	131
Urban One, Inc.*	57	116
Urban One, Inc.*	38	103
Total Communications		388,047

Utilities - 0.6%
Southwest Gas Holdings, Inc.	278	21,164
Brookfield Infrastructure Corp. — Class A	535	19,281
Portland General Electric Co.	453	19,026
New Jersey Resources Corp.	434	18,623
Black Hills Corp.	300	16,380
Ormat Technologies, Inc.	242	16,018
Otter Tail Corp.	184	15,898
ONE Gas, Inc.	246	15,874
ALLETE, Inc.	258	15,387
PNM Resources, Inc.	382	14,379
Spire, Inc.	233	14,299
Northwestern Energy Group, Inc.	272	13,853
MGE Energy, Inc.	163	12,831
American States Water Co.	167	12,064
Avista Corp.	342	11,977
California Water Service Group	254	11,806
Chesapeake Utilities Corp.	96	10,301
SJW Group	140	7,923
Northwest Natural Holding Co.	163	6,067
Middlesex Water Co.	79	4,148
Unitil Corp.	72	3,769
Ameresco, Inc. — Class A*	146	3,523
York Water Co.	64	2,321
Consolidated Water Company Ltd.	68	1,993
Artesian Resources Corp. — Class A	38	1,410
Altus Power, Inc.*	289	1,381
Genie Energy Ltd. — Class B	89	1,342
RGC Resources, Inc.	36	729
Global Water Resources, Inc.	51	655
FTC Solar, Inc.*	288	155
Total Utilities		294,577

Government - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	124	3,673

Total Common Stocks
(Cost $10,172,037)		11,884,850

RIGHTS††† - 0.0%
Consumer, Non-cyclical - 0.0%
Cartesian Therapeutics, Inc.*	525	—
Oncternal Therapeutics, Inc.*	2	—
Tobira Therapeutics, Inc.*	80	—
Novartis AG*	262	—
Total Consumer, Non-cyclical		—

82 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (continued)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value
Energy - 0.0%
Empire Petroleum Corp.*
Expires 04/03/24	46	$—
Total Rights
(Cost $106)		—

EXCHANGE-TRADED FUNDS† - 1.0%
Vanguard Russell 2000 ETF[1]	2,883	245,228
iShares Russell 2000 Index ETF	1,164	244,789
Total Exchange-Traded Funds
(Cost $509,845)		490,017

	Face Amount
U.S. TREASURY BILLS†† - 37.4%
U.S. Treasury Bills
5.25% due 04/23/24[2,3]	$7,500,000	7,475,846
5.28% due 04/30/24[3]	5,500,000	5,476,703
5.28% due 04/18/24[3]	5,400,000	5,386,577
5.17% due 04/16/24[3,4]	672,000	670,525
Total U.S. Treasury Bills
(Cost $19,009,639)		19,009,651

U.S. GOVERNMENT SECURITIES†† - 7.9%
United States Treasury Floating Rate Note
5.44% (3 Month U.S. Treasury Bill Rate + 0.14%, Rate Floor: 0.00%) due 10/31/24◊	4,000,000	4,001,603
Total U.S. Government Securities
(Cost $3,999,186)		4,001,603

REPURCHASE AGREEMENTS††,5 - 30.7%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	8,982,366	8,982,366
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	3,454,756	3,454,756
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	3,131,438	3,131,438
Total Repurchase Agreements
(Cost $15,568,560)		15,568,560

SECURITIES LENDING COLLATERAL†,6 - 0.9%
Money Market Fund
First American Government Obligations Fund - Class X, 5.23%[7]	451,739	451,739
Total Securities Lending Collateral
(Cost $451,739)		451,739

Total Investments - 101.3%
(Cost $49,711,112)		$51,406,420
Other Assets & Liabilities, net - (1.3)%		(661,898)
Total Net Assets - 100.0%		$50,744,522

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Equity Futures Contracts Purchased†
Russell 2000 Index Mini Futures Contracts	35	Jun 2024	$3,753,925	$146,907

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Appreciation
OTC Equity Index Swap Agreements††
Barclays Bank plc	Russell 2000 Index	Pay	5.78% (SOFR + 0.45%)	At Maturity	06/25/24	32,069	$68,131,078	$2,791,156
Goldman Sachs International	Russell 2000 Index	Pay	5.43% (Federal Funds Rate + 0.10%)	At Maturity	06/26/24	6,288	13,359,544	241,704
BNP Paribas	Russell 2000 Index	Pay	5.53% (Federal Funds Rate + 0.20%)	At Maturity	06/26/24	1,860	3,952,662	92,404
							$85,443,284	$3,125,264

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
RUSSELL 2000® 2x STRATEGY FUND

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	All or a portion of this security is on loan at March 31, 2024 — See Note 7.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[5]	Repurchase Agreements — See Note 6.
[6]	Securities lending collateral — See Note 7.
[7]	Rate indicated is the 7-day yield as of March 31, 2024.
plc — Public Limited Company
REIT — Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total
Common Stocks	$11,884,850	$—	*	$—		$11,884,850
Rights	—	—		—	*	—
Exchange-Traded Funds	490,017	—		—		490,017
U.S. Treasury Bills	—	19,009,651		—		19,009,651
U.S. Government Securities	—	4,001,603		—		4,001,603
Repurchase Agreements	—	15,568,560		—		15,568,560
Securities Lending Collateral	451,739	—		—		451,739
Equity Futures Contracts**	146,907	—		—		146,907
Equity Index Swap Agreements**	—	3,125,264		—		3,125,264
Total Assets	$12,973,513	$41,705,078		$—		$54,678,591

*	Includes securities with a market value of $0.
**	This derivative is reported as unrealized appreciation/depreciation at period end.

84 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value - including $419,123 of securities loaned (cost $34,142,552)	$35,837,860
Repurchase agreements, at value (cost $15,568,560)	15,568,560
Cash	13,417
Unrealized appreciation on OTC swap agreements	3,125,264
Receivables:
Fund shares sold	1,980,687
Interest	46,101
Dividends	11,525
Variation margin on futures contracts	11,177
Securities sold	9,509
Securities lending income	655
Total assets	56,604,755

Liabilities:
Segregated cash due to broker	2,590,000
Payable for:
Fund shares redeemed	2,639,653
Return of securities lending collateral	451,739
Swap settlement	65,629
Management fees	38,789
Transfer agent fees	20,297
Distribution and service fees	10,953
Portfolio accounting and administration fees	4,526
Trustees’ fees*	496
Miscellaneous	38,151
Total liabilities	5,860,233
Net assets	$50,744,522

Net assets consist of:
Paid in capital	$67,843,984
Total distributable earnings (loss)	(17,099,462)
Net assets	$50,744,522

Class A:
Net assets	$2,855,681
Capital shares outstanding	17,547
Net asset value per share	$162.74
Maximum offering price per share (Net asset value divided by 95.25%)	$170.86

Class C:
Net assets	$315,518
Capital shares outstanding	2,249
Net asset value per share	$140.29

Class H:
Net assets	$47,573,323
Capital shares outstanding	294,930
Net asset value per share	$161.30

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Dividends (net of foreign withholding tax of $239)	$152,138
Interest	1,642,458
Income from securities lending, net	7,876
Total investment income	1,802,472

Expenses:
Management fees	367,331
Distribution and service fees:
Class A	6,747
Class C	2,585
Class H	94,645
Transfer agent fees	86,537
Portfolio accounting and administration fees	83,664
Registration fees	58,521
Interest expense	49,520
Professional fees	13,648
Custodian fees	5,908
Trustees’ fees*	5,857
Miscellaneous	16,299
Total expenses	791,262
Less:
Expenses reimbursed by Adviser	(34,991)
Net expenses	756,271
Net investment income	1,046,201

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	217,869
Swap agreements	1,766,410
Futures contracts	336,340
Net realized gain	2,320,619
Net change in unrealized appreciation (depreciation) on:
Investments	1,687,216
Swap agreements	2,130,197
Futures contracts	(165,925)
Net change in unrealized appreciation (depreciation)	3,651,488
Net realized and unrealized gain	5,972,107
Net increase in net assets resulting from operations	$7,018,308

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 85

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,046,201	$158,413
Net realized gain (loss) on investments	2,320,619	(8,601,068)
Net change in unrealized appreciation (depreciation) on investments	3,651,488	(533,481)
Net increase (decrease) in net assets resulting from operations	7,018,308	(8,976,136)

Distributions to shareholders:
Class A	(9,839)	—
Class C	(1,330)	—
Class H	(145,101)	—
Total distributions to shareholders	(156,270)	—

Capital share transactions:
Proceeds from sale of shares
Class A	3,532,630	4,702,530
Class C	222,650	610,002
Class H	492,038,872	673,878,292
Distributions reinvested
Class A	9,769	—
Class C	1,240	—
Class H	143,726	—
Cost of shares redeemed
Class A	(4,277,624)	(4,422,116)
Class C	(274,243)	(700,256)
Class H	(477,029,453)	(673,217,410)
Net increase from capital share transactions	14,367,567	851,042
Net increase (decrease) in net assets	21,229,605	(8,125,094)

Net assets:
Beginning of year	29,514,917	37,640,011
End of year	$50,744,522	$29,514,917

Capital share activity:
Shares sold
Class A	26,281	33,964
Class C	1,882	5,165
Class H	3,768,377	4,952,909
Shares issued from reinvestment of distributions
Class A	75	—
Class C	11	—
Class H	1,107	—
Shares redeemed
Class A	(32,263)	(32,394)
Class C	(2,349)	(5,811)
Class H	(3,682,558)	(4,926,051)
Net increase in shares	80,563	27,782

86 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$127.13	$183.91	$227.30	$67.63	$138.32
Income (loss) from investment operations:
Net investment income (loss)[a]	3.27	.63	(3.04)	(2.33)	.08
Net gain (loss) on investments (realized and unrealized)	32.88	(57.41)	(36.22)	162.00	(70.34)
Total from investment operations	36.15	(56.78)	(39.26)	159.67	(70.26)
Less distributions from:
Net investment income	(.54)	—	—	—	—
Net realized gains	—	—	(4.13)	—	(.43)
Total distributions	(.54)	—	(4.13)	—	(.43)
Net asset value, end of period	$162.74	$127.13	$183.91	$227.30	$67.63

Total Return[b]	28.57%	(30.87%)	(17.50%)	236.09%	(50.97%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,856	$2,982	$4,025	$8,661	$1,559
Ratios to average net assets:
Net investment income (loss)	2.46%	0.45%	(1.36%)	(1.57%)	0.06%
Total expenses[c]	1.94%	1.89%	1.78%	1.81%	1.87%
Net expenses[d]	1.86%	1.86%	1.78%	1.81%	1.87%
Portfolio turnover rate	11%	43%	574%	—	360%

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$110.50	$161.04	$201.10	$60.28	$124.27
Income (loss) from investment operations:
Net investment income (loss)[a]	2.05	(.36)	(3.95)	(2.85)	(.87)
Net gain (loss) on investments (realized and unrealized)	28.28	(50.18)	(31.98)	143.67	(62.69)
Total from investment operations	30.33	(50.54)	(35.93)	140.82	(63.56)
Less distributions from:
Net investment income	(.54)	—	—	—	—
Net realized gains	—	—	(4.13)	—	(.43)
Total distributions	(.54)	—	(4.13)	—	(.43)
Net asset value, end of period	$140.29	$110.50	$161.04	$201.10	$60.28

Total Return[b]	27.63%	(31.38%)	(18.13%)	233.61%	(51.33%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$316	$299	$540	$673	$171
Ratios to average net assets:
Net investment income (loss)	1.79%	(0.30%)	(2.04%)	(2.31%)	(0.70%)
Total expenses[c]	2.68%	2.64%	2.53%	2.57%	2.62%
Net expenses[d]	2.60%	2.60%	2.53%	2.57%	2.62%
Portfolio turnover rate	11%	43%	574%	—	360%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 87

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$126.12	$182.59	$225.73	$67.21	$137.69
Income (loss) from investment operations:
Net investment income (loss)[a]	3.39	.81	(2.97)	(2.22)	(.06)
Net gain (loss) on investments (realized and unrealized)	32.33	(57.28)	(36.04)	160.74	(69.99)
Total from investment operations	35.72	(56.47)	(39.01)	158.52	(70.05)
Less distributions from:
Net investment income	(.54)	—	—	—	—
Net realized gains	—	—	(4.13)	—	(.43)
Total distributions	(.54)	—	(4.13)	—	(.43)
Net asset value, end of period	$161.30	$126.12	$182.59	$225.73	$67.21

Total Return	28.46%	(30.93%)	(17.52%)	235.86%	(51.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,573	$26,234	$33,076	$71,754	$12,732
Ratios to average net assets:
Net investment income (loss)	2.58%	0.61%	(1.40%)	(1.75%)	(0.04%)
Total expenses[c]	1.93%	1.91%	1.80%	1.85%	1.89%
Net expenses[d]	1.85%	1.88%	1.80%	1.85%	1.89%
Portfolio turnover rate	11%	43%	574%	—	360%

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Does not include expenses of the underlying funds in which the Fund invests.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.

88 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	March 31, 2024

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

For the Reporting Period, Inverse Russell 2000® 2x Strategy Fund maintained a daily correlation of over 99% to its benchmark of -200% of the daily price movement of the Russell 2000 Index. Inverse Russell 2000 2x Strategy Fund Class H returned -29.01%, while the Russell 2000 Index returned 19.71% over the same period.

The sectors that contributed the most to the return of the underlying index were Industrials, Information Technology, and Financials. The only sectors that detracted were Utilities and Communication Services.

The holdings that contributed the most to the return of the underlying index were Super Micro Computer, Inc., MicroStrategy, Inc. – Class A, and ImmunoGen, Inc. Those that detracted the most were Fox Factory Holding Corp., Revance Therapeutics, Inc., and Arcadium Lithium Plc.

Derivatives in the Fund were used to help provide exposure to the composition of the benchmark in the highest efficient manner and to provide leverage and not for hedging purposes. Derivatives performed as expected.

Due to the compounding of daily returns, the Fund’s returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their Fund holdings to ensure that they are consistent with their strategies, as frequently as daily.

The effects of compounding may cause the longer-term correlation of the Fund to its benchmark to diminish. A significant contributor to the discrepancy between the leveraged and unleveraged indices is the effect of compounding on the leveraged index, which is discussed under “A Brief Note on the Compounding of Returns.”

Performance displayed represents past performance, which is no guarantee of future results.

Inception Dates:
Class A	May 31, 2006
Class C	May 31, 2006
Class H	May 31, 2006

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.
The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS ANNUAL REPORT | 89

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)(concluded)	March 31, 2024

Cumulative Fund Performance*

Average Annual Returns*

Periods Ended March 31, 2024

	1 Year	5 Year	10 Year
Class A Shares	(29.03%)	(29.11%)	(24.53%)
Class A Shares with sales charge†	(32.41%)	(29.79%)	(24.89%)
Class C Shares	(29.57%)	(29.64%)	(25.10%)
Class C Shares with CDSC‡	(30.25%)	(29.64%)	(25.10%)
Class H Shares	(29.01%)	(29.30%)	(24.64%)
Russell 2000 Index	19.71%	8.10%	9.03%

*

The performance data above represents past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns are historical and include changes in principal and reinvested dividends and capital gains and do not reflect the effect of taxes. The Russell 2000 Index is an unmanaged index and, unlike the Fund, has no management fees or operating expenses to reduce its reported return. The graphs are based on Class A shares and Class H shares only; performance for Class C shares will vary due to differences in fee structures.

†	Fund returns are calculated using the maximum sales charge of 4.75%.
‡	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.

90 | THE RYDEX FUNDS ANNUAL REPORT

SCHEDULE OF INVESTMENTS	March 31, 2024
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value
U.S. TREASURY BILLS†† - 5.2%
U.S. Treasury Bills
5.27% due 04/23/24[1,2]	$200,000	$199,356
5.25% due 04/23/24[1,2]	150,000	149,517
5.17% due 04/16/24[1,3]	65,000	64,857
Total U.S. Treasury Bills
(Cost $413,732)		413,730

FEDERAL AGENCY NOTES†† - 5.1%
Federal Home Loan Bank
5.40% (SOFR + 0.07%, Rate Floor: 0.00%) due 06/17/24◊	400,000	400,050
Total Federal Agency Notes
(Cost $400,000)		400,050

REPURCHASE AGREEMENTS††,4 - 94.4%
J.P. Morgan Securities LLC issued 03/28/24 at 5.31% due 04/01/24[2]	4,299,904	4,299,904
BofA Securities, Inc. issued 03/28/24 at 5.31% due 04/01/24[2]	1,653,809	1,653,809
Barclays Capital, Inc. issued 03/28/24 at 5.30% due 04/01/24[2]	1,499,035	1,499,035
Total Repurchase Agreements
(Cost $7,452,748)		7,452,748

Total Investments - 104.7%
(Cost $8,266,480)		$8,266,528
Other Assets & Liabilities, net - (4.7)%		(369,864)
Total Net Assets - 100.0%		$7,896,664

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Depreciation**
Equity Futures Contracts Sold Short†
Russell 2000 Index Mini Futures Contracts	5	Jun 2024	$536,275	$(1,632)

Total Return Swap Agreements
Counterparty	Index	Type	Financing Rate	Payment Frequency	Maturity Date	Units	Notional Amount	Value and Unrealized Depreciation
OTC Equity Index Swap Agreements Sold Short††
Barclays Bank plc	Russell 2000 Index	Receive	5.38% (SOFR + 0.05%)	At Maturity	06/25/24	1,468	$3,118,985	$(63,035)
Goldman Sachs International	Russell 2000 Index	Receive	5.18% (Federal Funds Rate - 0.15%)	At Maturity	06/26/24	3,309	7,030,494	(100,107)
BNP Paribas	Russell 2000 Index	Receive	5.13% (Federal Funds Rate - 0.20%)	At Maturity	06/26/24	2,385	5,066,623	(112,570)
							$15,216,102	$(275,712)

**	Includes cumulative appreciation (depreciation). Variation margin is reported within the Statement of Assets and Liabilities.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
◊

Variable rate security. Rate indicated is the rate effective at March 31, 2024. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

[1]	Rate indicated is the effective yield at the time of purchase.
[2]	All or a portion of this security is pledged as equity index swap collateral at March 31, 2024.
[3]	All or a portion of this security is pledged as futures collateral at March 31, 2024.
[4]	Repurchase Agreements — See Note 6.
plc — Public Limited Company
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (concluded)	March 31, 2024
INVERSE RUSSELL 2000® 2x STRATEGY FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2024 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
U.S. Treasury Bills	$—	$413,730	$—	$413,730
Federal Agency Notes	—	400,050	—	400,050
Repurchase Agreements	—	7,452,748	—	7,452,748
Total Assets	$—	$8,266,528	$—	$8,266,528

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Equity Futures Contracts**	$1,632	$—	$—	$1,632
Equity Index Swap Agreements**	—	275,712	—	275,712
Total Liabilities	$1,632	$275,712	$—	$277,344

**	This derivative is reported as unrealized appreciation/depreciation at period end.

92 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2024

Assets:
Investments, at value (cost $813,732)	$813,780
Repurchase agreements, at value (cost $7,452,748)	7,452,748
Receivables:
Fund shares sold	2,361,216
Interest	5,293
Total assets	10,633,037

Liabilities:
Unrealized depreciation on OTC swap agreements	275,712
Payable for:
Fund shares redeemed	2,403,969
Swap settlement	40,782
Management fees	4,456
Transfer agent fees	2,526
Variation margin on futures contracts	1,675
Distribution and service fees	1,274
Portfolio accounting and administration fees	520
Trustees’ fees*	71
Miscellaneous	5,388
Total liabilities	2,736,373
Net assets	$7,896,664

Net assets consist of:
Paid in capital	$88,459,650
Total distributable earnings (loss)	(80,562,986)
Net assets	$7,896,664

Class A:
Net assets	$298,974
Capital shares outstanding	39,202
Net asset value per share	$7.63
Maximum offering price per share (Net asset value divided by 95.25%)	$8.01

Class C:
Net assets	$52,182
Capital shares outstanding	7,888
Net asset value per share	$6.62

Class H:
Net assets	$7,545,508
Capital shares outstanding	1,007,837
Net asset value per share	$7.49

STATEMENT OF OPERATIONS
Year Ended March 31, 2024

Investment Income:
Interest	$407,587
Total investment income	407,587

Expenses:
Management fees	66,125
Distribution and service fees:
Class A	1,844
Class C	726
Class H	16,346
Transfer agent fees	15,425
Portfolio accounting and administration fees	15,063
Registration fees	11,678
Interest expense	5,924
Professional fees	2,792
Trustees’ fees*	1,222
Custodian fees	1,046
Miscellaneous	1,702
Total expenses	139,893
Less:
Expenses reimbursed by Adviser	(6,154)
Net expenses	133,739
Net investment income	273,848

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(3,007,247)
Futures contracts	(381,542)
Net realized loss	(3,388,789)
Net change in unrealized appreciation (depreciation) on:
Investments	56
Swap agreements	18,872
Futures contracts	5,088
Net change in unrealized appreciation (depreciation)	24,016
Net realized and unrealized loss	(3,364,773)
Net decrease in net assets resulting from operations	$(3,090,925)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 93

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended March 31, 2024	Year Ended March 31, 2023
Increase (Decrease) in Net Assets from Operations:
Net investment income	$273,848	$60,684
Net realized loss on investments	(3,388,789)	(114,028)
Net change in unrealized appreciation (depreciation) on investments	24,016	(452,056)
Net decrease in net assets resulting from operations	(3,090,925)	(505,400)

Distributions to shareholders:
Class A	(18,391)	—
Class C	(1,874)	—
Class H	(211,675)	—
Total distributions to shareholders	(231,940)	—

Capital share transactions:
Proceeds from sale of shares
Class A	2,307,662	2,325,877
Class C	185,073	467,495
Class H	296,772,405	391,398,067
Distributions reinvested
Class A	18,231	—
Class C	1,778	—
Class H	159,258	—
Cost of shares redeemed
Class A	(2,527,999)	(3,506,853)
Class C	(183,352)	(464,730)
Class H	(291,713,723)	(389,842,160)
Net increase from capital share transactions	5,019,333	377,696
Net increase (decrease) in net assets	1,696,468	(127,704)

Net assets:
Beginning of year	6,200,196	6,327,900
End of year	$7,896,664	$6,200,196

Capital share activity:
Shares sold
Class A	225,616	201,279
Class C	20,791	46,896
Class H	30,686,918	34,711,635
Shares issued from reinvestment of distributions
Class A	1,856	—
Class C	208	—
Class H	16,521	—
Shares redeemed
Class A	(253,760)	(300,523)
Class C	(20,854)	(46,768)
Class H	(30,196,017)	(34,674,913)
Net increase (decrease) in shares	481,279	(62,394)

94 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class A	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$11.00	$10.09	$10.53	$55.29	$43.81
Income (loss) from investment operations:
Net investment income (loss)[a]	.41	.05	(.15)	(.39)	.08
Net gain (loss) on investments (realized and unrealized)	(3.55)	.86 [d]	(.29)[d]	(44.37)	11.57
Total from investment operations	(3.14)	.91	(.44)	(44.76)	11.65
Less distributions from:
Net investment income	(.23)	—	—	—	(.17)
Total distributions	(.23)	—	—	—	(.17)
Net asset value, end of period	$7.63	$11.00	$10.09	$10.53	$55.29

Total Return[b]	(29.03%)	9.02%	(4.18%)	(80.95%)	26.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$299	$720	$1,662	$2,286	$11,581
Ratios to average net assets:
Net investment income (loss)	3.92%	0.47%	(1.51%)	(1.61%)	0.19%
Total expenses	1.86%	2.08%	1.76%	1.82%	1.86%
Net expenses[c]	1.79%	2.05%	1.76%	1.82%	1.86%
Portfolio turnover rate	—	—	—	—	—

Class C	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$9.65	$8.91	$9.37	$49.61	$39.63
Income (loss) from investment operations:
Net investment income (loss)[a]	.28	—	(.20)	(.50)	(.21)
Net gain (loss) on investments (realized and unrealized)	(3.08)	.74 [d]	(.26)[d]	(39.74)	10.36
Total from investment operations	(2.80)	.74	(.46)	(40.24)	10.15
Less distributions from:
Net investment income	(.23)	—	—	—	(.17)
Total distributions	(.23)	—	—	—	(.17)
Net asset value, end of period	$6.62	$9.65	$8.91	$9.37	$49.61

Total Return[b]	(29.57%)	8.31%	(4.91%)	(81.11%)	25.86%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52	$75	$68	$86	$348
Ratios to average net assets:
Net investment income (loss)	3.18%	0.01%	(2.26%)	(2.36%)	(0.55%)
Total expenses	2.60%	2.80%	2.51%	2.57%	2.62%
Net expenses[c]	2.53%	2.77%	2.51%	2.57%	2.62%
Portfolio turnover rate	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS ANNUAL REPORT | 95

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Class H	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021	Year Ended March 31, 2020
Per Share Data
Net asset value, beginning of period	$10.80	$9.92	$10.41	$54.95	$43.62
Income (loss) from investment operations:
Net investment income (loss)[a]	.33	.07	(.13)	(.33)	(.02)
Net gain (loss) on investments (realized and unrealized)	(3.41)	.81 [d]	(.36)[d]	(44.21)	11.52
Total from investment operations	(3.08)	.88	(.49)	(44.54)	11.50
Less distributions from:
Net investment income	(.23)	—	—	—	(.17)
Total distributions	(.23)	—	—	—	(.17)
Net asset value, end of period	$7.49	$10.80	$9.92	$10.41	$54.95

Total Return	(29.01%)	8.87%	(4.71%)	(81.06%)	26.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,546	$5,405	$4,598	$3,923	$10,033
Ratios to average net assets:
Net investment income (loss)	3.71%	0.69%	(1.62%)	(1.70%)	(0.05%)
Total expenses	1.90%	2.10%	1.82%	1.89%	1.91%
Net expenses[c]	1.82%	2.06%	1.82%	1.89%	1.91%
Portfolio turnover rate	—	—	—	—	—

[a]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[b]	Total return does not reflect the impact of any applicable sales charges.
[c]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[d]

The amount shown for a share outstanding throughout the year does not agree with the aggregate net gain or loss on investments for the year because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.

96 | THE RYDEX FUNDS ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware statutory trust, is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (the “1940 Act”), as an open-ended investment company, of the series type. Each series, in effect, is representing a separate fund (each, a “Fund”). The Trust may issue an unlimited number of authorized shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: Class A shares, Class C shares, and Class H shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of Class A shares. Class A shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class A share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Class C shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Class C shares of each Fund automatically convert to Class A shares of the same Fund on or about the 10th day of the month following the 8-year anniversary of the purchase of the Class C shares. This conversion will be executed without any sales charge, fee or other charge. After the conversion is completed, the shares will be subject to all features and expenses of Class A shares. At March 31, 2024, the Trust consisted of eight funds.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
S&P 500® 2x Strategy Fund	Non-diversified
Inverse S&P 500® 2x Strategy Fund	Non-diversified
NASDAQ-100® 2x Strategy Fund	Non-diversified
Inverse NASDAQ-100® 2x Strategy Fund	Non-diversified
Dow 2x Strategy Fund	Non-diversified
Inverse Dow 2x Strategy Fund	Non-diversified
Russell 2000® 2x Strategy Fund	Non-diversified
Inverse Russell 2000® 2x Strategy Fund	Non-diversified

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Security Investors, LLC (the “Adviser”), which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) serves as distributor of the Funds’ shares. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each share class of each Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities attributable to the share class by the number of outstanding shares of the share class on the specified date.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the afternoon NAV.

(a) Valuation of Investments

The Board of Trustees of the Trust (the “Board”) adopted policies and procedures for the valuation of the Funds’ investments (the “Fund Valuation Procedures”). The SEC adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated the Adviser as the valuation designee to perform fair valuation determinations for the Funds with respect to all Fund investments and other assets. As the Funds’ valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures” and collectively with the Fund Valuation Procedures, the “Valuation Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Funds’ securities and other assets.

THE RYDEX FUNDS ANNUAL REPORT | 97

NOTES TO FINANCIAL STATEMENTS (continued)

Valuations of the Funds’ securities and other assets are supplied primarily by pricing service providers appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly reviews the appropriateness of the inputs, methods, models and assumptions employed by the pricing service providers.

If a pricing service provider cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the Nasdaq Stock Market (“NASDAQ”) will generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are generally valued at the last quoted sale price.

U.S. Government securities are valued by pricing service providers, using the last traded fill price, or at the reported bid price at the close of business on the valuation date.

Commercial paper and discount notes with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from pricing service providers, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Commercial paper and discount notes with a maturity of 60 days or less at acquisition are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using a pricing service provider.

Repurchase agreements are generally valued at amortized cost, provided such amounts approximate market value.

Futures contracts are valued on the basis of the last sale price as of 4:00 p.m. on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the official settlement price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation of the underlying securities would provide a more accurate valuation of the futures contract.

Swap agreements entered into by a Fund are generally valued using an evaluated price provided by a pricing service provider.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

(b) U.S. Government and Agency Obligations

Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Funds’ Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

(c) Futures Contracts

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

98 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

(d) Swap Agreements

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized appreciation or depreciation. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

(e) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of March 31, 2024, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(f) Security Transactions

Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as a reduction to cost if the securities are still held and as realized gains if no longer held in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, if any. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from Real Estate Investment Trusts (“REITs”) is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to realized gains. The actual amounts of income, return of capital, and realized gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

(g) Distributions

Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares, unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

(h) Class Allocations

Interest and dividend income, most expenses, all realized gains and losses, and all unrealized appreciation and depreciation are allocated to the share classes based upon the value of the outstanding shares in each share class. Certain costs, such as distribution and service fees are charged directly to specific share classes. In addition, certain expenses have been allocated to the individual Funds in the Trust based on the respective net assets of each Fund included in the Trust.

(i) Cash

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 5.33% at March 31, 2024.

(j) Indemnifications

Under the Trust’s organizational documents, the Trustees and Officers of the Trust are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust, on behalf of the Funds, enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Note 2 – Derivatives

As part of their investment strategies, the Funds may utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of amounts recognized on the Funds’ Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used for investment purposes (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to seek to mitigate certain investment risks, such as foreign currency

THE RYDEX FUNDS ANNUAL REPORT | 99

NOTES TO FINANCIAL STATEMENTS (continued)

exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds utilized derivatives for the following purposes:

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

If a Fund’s investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. A Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause an investment in the Fund to be more volatile and riskier than if the Fund had not been leveraged.

Futures Contracts

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Funds’ Statements of Assets and Liabilities; securities held as collateral are noted on the Funds’ Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$50,197,698	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	15,460,842
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	167,589,603	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	7,400,609
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	5,198,036	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	735,959
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	7,626,613	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	1,696,753

Swap Agreements

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. When utilizing over-the-counter (“OTC”) swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral or other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like exchange-traded futures contracts. For a Fund utilizing centrally-cleared swaps, the exchange bears the risk of loss resulting from a counterparty not being able to pay. There is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

100 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as an index) for a fixed or variable interest rate. Total return swaps will usually be computed based on the current value of the reference asset as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. When utilizing total return swaps, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying reference asset declines in value.

The following table represents the Funds’ use and volume of total return swaps on a monthly basis:

		Average Notional Amount
Fund	Use	Long	Short
S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	$149,506,145	$—
Inverse S&P 500® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	45,474,820
NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	755,360,484	—
Inverse NASDAQ-100® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	55,325,272
Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	40,117,913	—
Inverse Dow 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	8,919,028
Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	67,747,377	—
Inverse Russell 2000® 2x Strategy Fund	Index exposure, Leverage, Liquidity	—	12,871,518

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2024:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity futures contracts	Variation margin on futures contracts	Variation margin on futures contracts
Equity swap agreements	Unrealized appreciation on OTC swap agreements	Unrealized depreciation on OTC swap agreements

The following tables set forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2024:

Asset Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 31, 2024
S&P 500® 2x Strategy Fund	$1,264,915	$1,325,229	$2,590,144
NASDAQ-100® 2x Strategy Fund	2,001,887	7,485,299	9,487,186
Inverse NASDAQ-100® 2x Strategy Fund	—	27,540	27,540
Dow 2x Strategy Fund	23,041	598,822	621,863
Russell 2000® 2x Strategy Fund	146,907	3,125,264	3,272,171

Liability Derivative Investments Value
Fund	Futures Equity Risk*	Swaps Equity Risk	Total Value at March 31, 2024
Inverse S&P 500® 2x Strategy Fund	$1,614	$69,462	$71,076
Inverse NASDAQ-100® 2x Strategy Fund	24,744	2,725	27,469
Inverse Dow 2x Strategy Fund	15,954	85,285	101,239
Inverse Russell 2000® 2x Strategy Fund	1,632	275,712	277,344

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Funds’ Schedules of Investments. Variation margin is reported within the Funds’ Statements of Assets and Liabilities.

THE RYDEX FUNDS ANNUAL REPORT | 101

NOTES TO FINANCIAL STATEMENTS (continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the year ended March 31, 2024:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity futures contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Equity swap agreements	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the year ended March 31, 2024:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$7,497,115	$35,412,053	$42,909,168
Inverse S&P 500® 2x Strategy Fund	(4,484,204)	(10,115,959)	(14,600,163)
NASDAQ-100® 2x Strategy Fund	44,400,075	189,337,825	233,737,900
Inverse NASDAQ-100® 2x Strategy Fund	(3,351,871)	(28,859,129)	(32,211,000)
Dow 2x Strategy Fund	838,959	5,381,169	6,220,128
Inverse Dow 2x Strategy Fund	(143,137)	(1,327,945)	(1,471,082)
Russell 2000® 2x Strategy Fund	336,340	1,766,410	2,102,750
Inverse Russell 2000® 2x Strategy Fund	(381,542)	(3,007,247)	(3,388,789)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Risk	Swaps Equity Risk	Total
S&P 500® 2x Strategy Fund	$(518,294)	$(2,359,420)	$(2,877,714)
Inverse S&P 500® 2x Strategy Fund	1,057,955	1,725,687	2,783,642
NASDAQ-100® 2x Strategy Fund	(6,676,651)	(10,468,645)	(17,145,296)
Inverse NASDAQ-100® 2x Strategy Fund	113,219	1,369,765	1,482,984
Dow 2x Strategy Fund	(202,842)	(129,059)	(331,901)
Inverse Dow 2x Strategy Fund	(15,954)	147,745	131,791
Russell 2000® 2x Strategy Fund	(165,925)	2,130,197	1,964,272
Inverse Russell 2000® 2x Strategy Fund	5,088	18,872	23,960

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Funds use margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds as collateral.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions rated/identified as investment grade or better. The Trust monitors the counterparty credit risk associated with each such financial institution.

Note 3 – Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

102 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Funds’ Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Cash and/or securities pledged or received as collateral by the Funds in connection with an OTC derivative subject to an ISDA Master Agreement generally may not be invested, sold or rehypothecated by the counterparty or the Funds, as applicable, absent an event of default under such agreement, in which case such collateral generally may be applied towards obligations due to and payable by such counterparty or the Funds, as applicable. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Funds’ Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements:

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
S&P 500® 2x Strategy Fund	Swap equity agreements	$1,325,229	$—	$1,325,229	$—	$(822,037)	$503,192
NASDAQ-100® 2x Strategy Fund	Swap equity agreements	7,485,299	—	7,485,299	—	(7,448,565)	36,734
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity agreements	27,540	—	27,540	—	—	27,540
Dow 2x Strategy Fund	Swap equity agreements	598,822	—	598,822	—	(390,000)	208,822
Russell 2000® 2x Strategy Fund	Swap equity agreements	3,125,264	—	3,125,264	—	(2,590,000)	535,264

THE RYDEX FUNDS ANNUAL REPORT | 103

NOTES TO FINANCIAL STATEMENTS (continued)

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Inverse S&P 500® 2x Strategy Fund	Swap equity agreements	$69,462	$—	$69,462	$(69,462)	$—	$—
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity agreements	2,725	—	2,725	(2,725)	—	—
Inverse Dow 2x Strategy Fund	Swap equity agreements	85,285	—	85,285	(85,285)	—	—
Inverse Russell 2000® 2x Strategy Fund	Swap equity agreements	275,712	—	275,712	(275,712)	—	—

[1]	Exchange-traded or centrally-cleared derivatives are excluded from these reported amounts.

The Funds have the right to offset deposits against any related derivative liabilities outstanding with each counterparty with the exception of exchange-traded or centrally-cleared derivatives. The following table presents deposits held by others in connection with derivative investments as of March 31, 2024.

Fund	Counterparty	Asset Type	Cash Pledged	Cash Received
S&P 500® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	$—	$1,460,000
	Goldman Sachs International	Futures contracts	1,576,118	—
S&P 500® 2x Strategy Fund Total			1,576,118	1,460,000
NASDAQ-100® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	7,550,000
	Goldman Sachs International	Total return swap agreements	—	470,000
NASDAQ-100® 2x Strategy Fund Total			—	8,020,000
Inverse NASDAQ-100® 2x Strategy Fund	Goldman Sachs International	Futures contracts	265,851	—
Dow 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	390,000
Inverse Dow 2x Strategy Fund	Goldman Sachs International	Futures contracts	8,794	—
Russell 2000® 2x Strategy Fund	Barclays Bank plc	Total return swap agreements	—	2,430,000
	Goldman Sachs International	Total return swap agreements	—	160,000
Russell 2000® 2x Strategy Fund Total			—	2,590,000

Note 4 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

104 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities or other assets are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 5 – Investment Advisory Agreement and Other Agreements

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees on a monthly basis calculated daily at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

When the aggregate assets of each series of the Trust and each series of Rydex Series Funds (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) equal or exceed $10 billion, the advisory fee rate paid by each individual Fund (excluding the Long Short Equity Fund, Managed Futures Strategy Fund and Multi-Hedge Strategies Fund) will be reduced in accordance with the asset level and breakpoint schedule set forth below.

Fund Assets Under Management	Fund Asset-Based Breakpoint Reductions
$500 million - $1 billion	0.025%
> $1 billion - $2 billion	0.050%
> $2 billion	0.075%

GI pays operating expenses on behalf of the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, among others, on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Board has adopted a separate Distribution Plan applicable to Class A shares and Class H shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services it performs.

THE RYDEX FUNDS ANNUAL REPORT | 105

NOTES TO FINANCIAL STATEMENTS (continued)

The Board has adopted a separate Distribution and Shareholder Services Plan applicable to Class C shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ Class C shares average daily net assets. The annual 0.25% service fee compensates a shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the year ended March 31, 2024, GFD retained sales charges of $32,462 relating to sales of Class A shares of the Trust.

Effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for the NASDAQ-100 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of the Fund’s average daily net assets in excess of $500,000,000. This agreement will automatically renew for additional one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Additionally, effective August 1, 2022, GI has contractually agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, NASDAQ-100 2x Strategy Fund, Inverse NASDAQ-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

On May 24, 2023, the Board approved a waiver and/or expense reimbursement arrangement whereby GI has agreed to waive and/or reimburse expenses for S&P 500 2x Strategy Fund, Inverse S&P 500 2x Strategy Fund, Nasdaq-100 2x Strategy Fund, Inverse Nasdaq-100 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000 2x Strategy Fund and Inverse Russell 2000 2x Strategy Fund in an amount equal to an annual percentage rate of 0.05% of each Fund’s average daily net assets. This arrangement went into effect on August 1, 2023 and the end of the initial term is August 1, 2024. This agreement shall automatically renew for one-year terms, unless GI provides written notice to the Fund of the termination at least thirty days prior to the end of the then-current term. This agreement may be terminated at any time by the Fund’s Board upon sixty days’ written notice to the Adviser. In addition, the agreement will terminate automatically if the Advisory Agreement, with respect to a Fund, is terminated, with such termination effective upon the effective date of the termination of the Advisory Agreement.

Certain trustees and officers of the Trust are also officers of GI and/or GFD. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of GI or GFD.

MUFG Investor Services (US), LLC (“MUIS”) acts as the Funds’ administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS maintains the books and records of the Funds’ securities and cash. U.S. Bank, N.A. (“U.S. Bank”) acts as the Funds’ custodian. As custodian, U.S. Bank is responsible for the custody of the Funds’ assets. For providing the aforementioned services, MUIS and U.S. Bank are entitled to receive a monthly fee equal to an annual percentage of each Fund’s average daily net assets and out of pocket expenses.

Note 6 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

106 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2024, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
J.P. Morgan Securities LLC			U.S. Treasury Notes
5.31%			1.38% - 5.00%
Due 04/01/24	$53,367,130	$53,390,745	Due 10/31/25 - 12/31/28	$53,254,900	$54,434,549

BofA Securities, Inc.			U.S. Treasury Note
5.31%			4.63%
Due 04/01/24	20,525,819	20,534,902	Due 03/15/26	20,026,400	20,063,606

			U.S. Treasury Strip
			0.00%
			Due 02/15/27	989,900	872,749
				21,016,300	20,936,355

Barclays Capital, Inc.			U.S. Treasury Note
5.30%			0.63%
Due 04/01/24	18,604,880	18,613,097	Due 11/30/27	21,612,700	18,977,012

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Note 7 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Securities lending income shown on the Funds’ Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund — Class X. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At March 31, 2024, the following Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Securities Lending Collateral
Fund	Value of Securities Loaned	Collateral Received(a)	Net Amount	Cash Collateral Invested	Cash Collateral Uninvested	Total Collateral
NASDAQ-100® 2x Strategy Fund	$2,020,474	$(2,020,474)	$—	$2,124,454	$—	$2,124,454
Russell 2000® 2x Strategy Fund	419,123	(419,123)	—	451,739	—	451,739

(a)	Actual collateral received by the Fund is generally greater than the amount shown due to overcollateralization.

THE RYDEX FUNDS ANNUAL REPORT | 107

NOTES TO FINANCIAL STATEMENTS (continued)

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 8 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ U.S. federal income tax returns are subject to examination by the Internal Revenue Service (“IRS”) for a period of three years after they are filed.

The tax character of distributions paid during the year ended March 31, 2024 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
S&P 500® 2x Strategy Fund	$237,869	$—	$237,869
Inverse S&P 500® 2x Strategy Fund	492,512	—	492,512
Inverse NASDAQ-100® 2x Strategy Fund	680,737	—	680,737
Dow 2x Strategy Fund	159,313	—	159,313
Inverse Dow 2x Strategy Fund	33,659	—	33,659
Russell 2000® 2x Strategy Fund	156,270	—	156,270
Inverse Russell 2000® 2x Strategy Fund	231,940	—	231,940

The tax character of distributions paid during the year ended March 31, 2023 was as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Total Distributions
Dow 2x Strategy Fund	$735,301	$—	$735,301

Note: For U.S. federal income tax purposes, short-term capital gain distributions are treated as ordinary income distributions.

The tax components of distributable earnings/(loss) as of March 31, 2024 were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Net Unrealized Appreciation (Depreciation)	Accumulated Capital and Other Losses	Total
S&P 500® 2x Strategy Fund	$10,703,896	$—	$24,483,014	$—	$35,186,910
Inverse S&P 500® 2x Strategy Fund	251,822	—	(69,488)	(243,759,367)	(243,577,033)
NASDAQ-100® 2x Strategy Fund	78,545,706	—	275,083,038	—	353,628,744
Inverse NASDAQ-100® 2x Strategy Fund	160,133	—	24,807	(115,157,598)	(114,972,658)
Dow 2x Strategy Fund	1,536,437	—	11,641,244	—	13,177,681
Inverse Dow 2x Strategy Fund	173,966	—	(85,293)	(48,768,673)	(48,680,000)
Russell 2000® 2x Strategy Fund	1,064,691	—	3,481,371	(21,645,524)	(17,099,462)
Inverse Russell 2000® 2x Strategy Fund	46,408	—	(275,664)	(80,333,730)	(80,562,986)

108 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)

For U.S. federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. The Funds are permitted to carry forward capital losses for an unlimited period and such capital loss carryforwards retain their character as either short-term or long-term capital losses. As of March 31, 2024, capital loss carryforwards for the Funds were as follows:

	Unlimited
Fund	Short-Term	Long-Term	Total Capital Loss Carryforward
Inverse S&P 500® 2x Strategy Fund	$(215,917,597)	$(27,841,770)	$(243,759,367)
Inverse NASDAQ-100® 2x Strategy Fund	(108,018,001)	(7,139,597)	(115,157,598)
Inverse Dow 2x Strategy Fund	(44,153,928)	(4,614,745)	(48,768,673)
Russell 2000® 2x Strategy Fund	(19,368,503)	(2,277,021)	(21,645,524)
Inverse Russell 2000® 2x Strategy Fund	(73,287,787)	(7,045,943)	(80,333,730)

For the year ended March 31, 2024, the following capital loss carryforward amounts were utilized:

Fund	Utilized
S&P 500® 2x Strategy Fund	$29,459,129
NASDAQ-100® 2x Strategy Fund	54,113,439
Dow 2x Strategy Fund	3,941,000
Russell 2000® 2x Strategy Fund	1,966,375

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred due to wash sales, distributions in connection with redemption of fund shares, and the “mark-to-market,” recharacterization, or disposition of certain Passive Foreign Investment Companies (PFICs). Additional differences may result from the tax treatment of net operating losses, and the “mark-to-market” of certain derivatives. To the extent these differences are permanent and would require a reclassification between Paid in Capital and Total Distributable Earnings (Loss), such reclassifications are made in the period that the differences arise. These reclassifications have no effect on net assets or NAV per share.

The following adjustments were made on the Statements of Assets and Liabilities as of March 31, 2024 for permanent book/tax differences:

Fund	Paid In Capital	Total Distributable Earnings/(Loss)
S&P 500® 2x Strategy Fund	$7,854,981	$(7,854,981)
Inverse S&P 500® 2x Strategy Fund	389,623	(389,623)
NASDAQ-100® 2x Strategy Fund	119,727,911	(119,727,911)
Inverse NASDAQ-100® 2x Strategy Fund	360,572	(360,572)
Dow 2x Strategy Fund	784,797	(784,797)
Inverse Russell 2000® 2x Strategy Fund	26,601	(26,601)

THE RYDEX FUNDS ANNUAL REPORT | 109

NOTES TO FINANCIAL STATEMENTS (continued)

At March 31, 2024, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
S&P 500® 2x Strategy Fund	$234,318,377	$24,506,023	$(23,009)	$24,483,014
Inverse S&P 500® 2x Strategy Fund	13,807,248	7	(69,495)	(69,488)
NASDAQ-100® 2x Strategy Fund	755,204,374	275,957,435	(874,397)	275,083,038
Inverse NASDAQ-100® 2x Strategy Fund	13,521,926	39,951	(15,144)	24,807
Dow 2x Strategy Fund	42,136,236	11,641,281	(37)	11,641,244
Inverse Dow 2x Strategy Fund	4,172,735	—	(85,293)	(85,293)
Russell 2000® 2x Strategy Fund	51,050,313	5,412,968	(1,931,597)	3,481,371
Inverse Russell 2000® 2x Strategy Fund	8,266,480	50	(275,714)	(275,664)

Note 9 – Securities Transactions

For the year ended March 31, 2024, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$1,802,215,486	$1,768,160,176
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	2,828,448,656	2,643,142,254
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	182,276,638	164,114,079
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	1,173,384	1,555,204
Inverse Russell 2000® 2x Strategy Fund	—	—

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price. For the year ended March 31, 2024, the Funds engaged in purchases and sales of securities pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
S&P 500® 2x Strategy Fund	$504,167,184	$471,212,855	$1,726,258
NASDAQ-100® 2x Strategy Fund	844,014,227	1,039,014,851	1,032,087
Dow 2x Strategy Fund	11,876,812	22,526,594	127,348

Note 10 – Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted $200,000,000 line of credit from U.S. Bank, N.A. On June 5, 2023, the line of credit agreement was renewed and expires on June 3, 2024. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 6.39% for the year ended March 31, 2024. The Funds did not have any borrowings outstanding under this agreement at March 31, 2024.

110 | THE RYDEX FUNDS ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)

The average daily balances borrowed for the year ended March 31, 2024, were as follows:

Fund	Average Daily Balance
NASDAQ-100® 2x Strategy Fund	$208,500
Dow 2x Strategy Fund	2,123

Note 11 – Market Risks

The value of, or income generated by, the investments held by the Funds are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which may change at any time based on changes in monetary policies and various market and other economic conditions), changes in inflation rates or expectations about inflation rates, adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the ongoing Russia-Ukraine conflict and its collateral economic and other effects, including, but not limited to, sanctions and other international trade barriers) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country, geographic region or industry could adversely affect the value, yield and return of the investments held by the Funds in a different country, geographic region, economy, industry or market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Funds’ investments and performance of the Funds.

Note 12 – Subsequent Events

The Funds evaluated subsequent events through the date the financial statements are issued and determined there were no material events that would require adjustment to or disclosure in the Funds’ financial statements.

THE RYDEX FUNDS ANNUAL REPORT | 111

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund and the Board of Trustees of Rydex Dynamic Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund, and Inverse Russell 2000® 2x Strategy Fund (collectively referred to as the “Funds”), (eight of the funds constituting Rydex Dynamic Funds (the “Trust”)) including the schedules of investments, as of March 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eight of the funds constituting Rydex Dynamic Funds) at March 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Guggenheim investment companies since 1979.

Tysons, Virginia
May 22, 2024

112 | THE RYDEX FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Federal Income Tax Information

This information is being provided as required by the Internal Revenue Code. Amounts shown may differ from those elsewhere in the report because of differences in tax and financial reporting practice.

In January 2025, shareholders will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2024.

The Funds’ investment income (dividend income plus short-term capital gains, if any) qualifies as follows:

Of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2024, the following funds had the corresponding percentages qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief and Reconciliation Act of 2003 or for the dividends received deduction for corporations. See the qualified dividend income and dividend received deduction columns, respectively, in the table below.

Additionally, of the taxable ordinary income distributions paid during the fiscal year ended March 31, 2024, the following funds had the corresponding percentages qualify as interest related dividends as permitted by IRC Section 871(k)(1). See the qualified interest income in the table below.

Fund	Qualified Dividend Income	Dividend Received Deduction	Qualified Interest Income
S&P 500® 2x Strategy Fund	100.00%	100.00%	4.12%
Inverse S&P 500® 2x Strategy Fund	0.00%	0.00%	86.38%
Inverse NASDAQ-100® 2x Strategy Fund	0.00%	0.00%	100.00%
Dow 2x Strategy Fund	100.00%	100.00%	11.44%
Inverse Dow 2x Strategy Fund	0.00%	0.00%	50.00%
Russell 2000® 2x Strategy Fund	83.13%	78.55%	45.08%
Inverse Russell 2000® 2x Strategy Fund	0.00%	0.00%	88.18%

With respect to the taxable year ended March 31, 2024, the Funds hereby designate as capital gain dividends the amounts listed below, or, if subsequently determined to be different, the net capital gain of such year:

Fund	From long-term capital gain:	From long-term capital gain, using proceeds from shareholder redemptions:
S&P 500® 2x Strategy Fund	$—	$371,922
NASDAQ-100® 2x Strategy Fund	—	22,416,799

Delivery of Shareholder Reports

Paper copies of the Funds’ annual and semi-annual shareholder reports are not sent by mail, unless you specifically request paper copies of the reports from a Fund or from your financial intermediary. Instead, the reports are made available on a website, and you are notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future shareholder reports in paper free of charge. If you hold shares of a Fund directly, you can inform the Fund that you wish to receive paper copies of reports by calling 800.820.0888. If you hold shares of a Fund through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive reports in paper may apply to all Guggenheim funds in which you are invested and may apply to all Guggenheim funds held with your financial intermediary.

Tailored Shareholder Reports for Open-End Mutual Funds and Exchange-Traded Funds

Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and exchange-traded funds registered on Form N-1A to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be

THE RYDEX FUNDS ANNUAL REPORT | 113

OTHER INFORMATION (Unaudited)(concluded)

available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s website at https://www.sec.gov. The Funds’ complete schedules of securities holdings as of the end of each fiscal quarter will be made available to the public on the SEC’s website at www.sec.gov and on our website at www.guggenheiminvestments.com, and will be made available, upon request and without charge, by calling 800.820.0888.

114 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Funds’ Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by visiting guggenheiminvestments.com or by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee and Chair of the Valuation Oversight Committee	Since 2019 (Trustee) Since 2020 (Chair of the Valuation Oversight Committee)	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	153

Current: Advent Convertible and Income Fund (2005-present); Purpose Investments Funds (2013-present).

Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021).

Angela Brock-Kyle (1959)	Trustee	Since 2016	Current: Founder and Chief Executive Officer, B.O.A.R.D.S. (consulting firm) (2013-present); Director, Mutual Fund Directors Forum (2022-present). Former: Senior Leader, TIAA (financial services firm) (1987-2012).	152

Current: Bowhead Insurance GP, LLC (2020-present); Hunt Companies, Inc. (2019-present).

Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Infinity Property & Casualty Corp. (2014-2018).

THE RYDEX FUNDS ANNUAL REPORT | 115

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - continued
Thomas F. Lydon, Jr. (1960)	Trustee and Chair of the Contracts Review Committee	Since 2005 (Trustee) Since 2020 (Chair of the Contracts Review Committee)	Current: President, Global Trends Investments (registered investment adviser) (1996-present); Chief Executive Officer, Lydon Media (2016-present); Vice Chairman, VettaFi, a wholly owned subsidiary of The TMX Group (financial advisor content, research and digital distribution provider) (2022-present). Former: Chief Executive Officer, ETF Flows, LLC (financial advisor education and research provider) (2019-2023); Director, GDX Index Partners, LLC (index provider) (2021-2023).	152

Current: US Global Investors, Inc. (GROW) (1995-present); The 2023 ETF Series Trust (4) (2023-present); The 2023 ETF Series II (1) (2023-present).

Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); Harvest Volatility Edge Trust (3) (2017-2019).

Ronald A. Nyberg (1953)	Trustee and Chair of the Nominating and Governance Committee	Since 2019	Current: Of Counsel (formerly Partner), Momkus LLP (law firm) (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (law firm) (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	153

Current: Advent Convertible and Income Fund (2003-present); PPM Funds (2) (2018-present); Endeavor Health (2012-present).

Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

116 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INDEPENDENT TRUSTEES - concluded
Sandra G. Sponem (1958)	Trustee and Chair of the Audit Committee	Since 2016 (Trustee) Since 2019 (Chair of the Audit Committee)	Current: Retired. Former: Senior Vice President and Chief Financial Officer, M.A. Mortenson-Companies, Inc. (construction and real estate development company) (2007-2017).	152

Current: SPDR Series Trust (81) (2018-present); SPDR Index Shares Funds (30) (2018-present); SSGA Active Trust (14) (2018-present).

Former: Guggenheim Energy & Income Fund (2019-2023); Fiduciary/Claymore Energy Infrastructure Fund (2019-2022); Guggenheim Enhanced Equity Income Fund (2019-2021); Guggenheim Credit Allocation Fund (2019-2021); SSGA Master Trust (1) (2018-2020).

Ronald E. Toupin, Jr. (1958)	Trustee, Chair of the Board and Chair of the Executive Committee	Since 2019

Current: Portfolio Consultant (2010-present); Member, Governing Council, Independent Directors Council (2013-present); Governor, Board of Governors, Investment Company Institute (2018-present).

Former: Member, Executive Committee, Independent Directors Council (2016-2018); Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (registered broker dealer) (1982-1999).

				152

Former: Guggenheim Energy & Income Fund (2015-2023); Fiduciary/Claymore Energy Infrastructure Fund (2004-2022); Guggenheim Enhanced Equity Income Fund (2005-2021); Guggenheim Credit Allocation Fund (2013-2021); Western Asset Inflation-Linked Opportunities & Income Fund (2004-2020); Western Asset Inflation-Linked Income Fund (2003-2020).

THE RYDEX FUNDS ANNUAL REPORT | 117

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees***
INTERESTED TRUSTEE
Amy J. Lee**** (1961)	Trustee, Vice President and Chief Legal Officer	Since 2019	Current: Interested Trustee, certain other funds in the Fund Complex (2018-present); Chief Legal Officer, certain other funds in the Fund Complex (2014-present); Vice President, certain other funds in the Fund Complex (2007-present); Senior Managing Director, Guggenheim Investments (2012-present). Former: President and/or Chief Executive Officer, certain other funds in the Fund Complex (2017-2019); Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).	152

Former: Guggenheim Energy & Income Fund (2018-2023); Fiduciary/Claymore Energy Infrastructure Fund (2018-2022); Guggenheim Enhanced Equity Income Fund (2018-2021); Guggenheim Credit Allocation Fund (2018-2021).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his or her successor is elected and qualified.
***

Each Trustee also serves on the Boards of Trustees of Guggenheim Funds Trust, Guggenheim Variable Funds Trust, Guggenheim Strategy Funds Trust, Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust, Guggenheim Strategic Opportunities Fund, Guggenheim Active Allocation Fund, Rydex Series Funds, Rydex Dynamic Funds, Rydex Variable Trust and Transparent Value Trust. Messrs. Barnes and Nyberg also serve on the Board of Trustees of Advent Convertible & Income Fund.

****	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of her position with the Funds’ Adviser and/or the parent of the Adviser.

118 | THE RYDEX FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS
Brian E. Binder (1972)	President and Chief Executive Officer	Since 2019

Current: President, Mutual Fund Boards, Guggenheim Investments (2022-present); President and Chief Executive Officer, certain other funds in the Fund Complex (2018-present); President, Mutual Funds Boards and Senior Managing Director, Guggenheim Funds Investment Advisors, LLC and Security Investors, LLC (2018-present); Board Member, Guggenheim Partners Investment Funds plc (2022-present); Board Member, Guggenheim Global Investments plc (2022-present); Board Member, Guggenheim Partners Fund Management (Europe) Limited (2018-present).

Former: Senior Managing Director and Chief Administrative Officer, Guggenheim Investments (2018-2022); Managing Director and President, Deutsche Funds, and Head of US Product, Trading and Fund Administration, Deutsche Asset Management (2013-2018); Managing Director, Chairman of North American Executive Committee and Head of Business Management and Consulting, Invesco Ltd. (2010-2012).

James Howley (1972)	Chief Financial Officer, Chief Accounting Officer and Treasurer	Since 2022

Current: Managing Director, Guggenheim Investments (2004-present); Chief Financial Officer, Chief Accounting Officer, and Treasurer, certain other funds in the Fund Complex (2022-present).

Former: Assistant Treasurer, certain other funds in the Fund Complex (2006-2022); Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Mark E. Mathiasen (1978)	Secretary	Since 2017	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present); Assistant Treasurer, certain other funds in the Fund Complex (2016-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2018	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Managing Director, Guggenheim Investments (2012-present).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: Chief Compliance Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present); Senior Managing Director, Guggenheim Funds Distributors, LLC (2014-present).

Former: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2012-2018); Chief Compliance Officer, Guggenheim Distributors, LLC (2009-2014); Senior Manager, Security Investors, LLC (2004-2014); Senior Manager, Guggenheim Distributors, LLC (2004-2014).

Margaux Misantone (1978)	AML Officer	Since 2017

Current: Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investment Advisors, LLC (2018-present); AML Officer, Security Investors, LLC and certain other funds in the Fund Complex (2017-present); Managing Director, Guggenheim Investments (2015-present).

Former: Assistant Chief Compliance Officer, Security Investors, LLC and Guggenheim Funds Investments Advisors, LLC (2015-2018).

THE RYDEX FUNDS ANNUAL REPORT | 119

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2016

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Jon Szafran (1989)	Assistant Treasurer	Since 2017

Current: Director, Guggenheim Investments (2017-present); Assistant Treasurer, certain other funds in the Fund Complex (2017-present).

Former: Assistant Treasurer of Henderson Global Funds and Manager of US Fund Administration, Henderson Global Investors (North America) Inc. (“HGINA”), (2017); Senior Analyst of US Fund Administration, HGINA (2014–2017); Senior Associate of Fund Administration, Cortland Capital Market Services, LLC (2013-2014); Experienced Associate, PricewaterhouseCoopers LLP (2012-2013).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified.

120 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)

Who We Are

This Privacy Notice describes the data protection practices of Guggenheim Investments. Guggenheim Investments as used herein refers to the affiliated investment management businesses of Guggenheim Partners, LLC: Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Guggenheim Investment Advisors (Europe) Limited, Guggenheim Real Estate, LLC, GS Gamma Advisors, LLC, Guggenheim Partners India Management, LLC, Guggenheim Partners Europe Limited, as well as the funds in the Guggenheim Funds complex (the “Funds”) (“Guggenheim Investments,” “we,” “us,” or “our”).

Guggenheim Partners Investment Management Holdings, LLC, located at 330 Madison Avenue, New York, New York 10017, is the data controller for your information. The affiliates who are also controllers of certain of your information are: Guggenheim Investment Advisors (Europe) Limited, Guggenheim Partners Europe Limited, Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC, as well as the Funds.

Our Commitment to You

Guggenheim Investments considers your privacy our utmost concern. When you become our client or investor, you entrust us with not only your hard-earned money but also with your personal and financial information. Because we have access to your private information, we hold ourselves to the highest standards in its safekeeping and use. We strictly limit how we share your information with others, whether you are a current or former Guggenheim Investments client or investor.

The Information We Collect About You

We collect certain nonpublic personal information about you from information you provide on applications, other forms, our website, and/or from third parties including investment advisors. This information includes Social Security or other tax identification number, assets, income, tax information, retirement and estate plan information, transaction history, account balance, payment history, bank account information, marital status, family relationships, information that we collect on our website through the use of “cookies,” and other personal information that you or others provide to us. We may also collect such information through your inquiries by mail, e-mail or telephone. We may also collect customer due diligence information, as required by applicable law and regulation, through third party service providers.

How We Handle Your Personal Information

The legal basis for using your information as set out in this Privacy Notice is as follows: (a) use of your personal data is necessary to perform our obligations under any contract with you (such as a contract for us to provide financial services to you); or (b) where use of your personal data is not necessary for performance of a contract, use of your personal data is necessary for our legitimate interests or the legitimate interests of others (for example, to enforce the legal terms governing our services, operate and market our website and other services we offer, ensure safe environments for our personnel and others, make and receive payments, prevent fraud and to know the customer to whom we are providing the services). Some processing is done to comply with applicable law.

In addition to the specific uses described above, we also use your information in the following manner:

●	We use your information in connection with servicing your accounts.

●	We use information to respond to your requests or questions. For example, we might use your information to respond to your customer feedback.

●	We use information to improve our products and services. We may use your information to make our website and products better. We may use your information to customize your experience with us.

●	We use information for security purposes. We may use your information to protect our company and our customers.

●

We use information to communicate with you. For example, we will communicate with you about your account or our relationship. We may contact you about your feedback. We might also contact you about this Privacy Notice. We may also enroll you in our email newsletter.

THE RYDEX FUNDS ANNUAL REPORT | 121

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(continued)

●	We use information as otherwise permitted by law, as we may notify you.

●

Aggregate/Anonymous Data. We may aggregate and/or anonymize any information collected through the website so that such information can no longer be linked to you or your device (“Aggregate/Anonymous Information”). We may use Aggregate/Anonymous Information for any purpose, including without limitation for research and marketing purposes, and may also share such data with any third parties, including advertisers, promotional partners, and sponsors.

We do not sell information about current or former clients or their accounts to third parties. Nor do we share this information, except when necessary to complete transactions at your request, to make you aware of investment products and services that we or our affiliates offer, or as permitted or required by law.

We provide information about you to companies and individuals not affiliated with Guggenheim Investments to complete certain transactions or account changes, or to perform services for us related to your account. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we must provide certain information about you to that company to complete the transaction. We provide the third party with only the information necessary to carry out its responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. To alert you to other Guggenheim Investments products and services, we share your information within our family of affiliated companies. You may limit our sharing with affiliated companies as set out below. We may also share information with any successor to all or part of our business, or in connection with steps leading up to a merger or acquisition. For example, if part of our business was sold we may give customer information as part of that transaction. We may also share information about you with your consent.

We will release information about you if you direct us to do so, if we are compelled by law to do so, or in other circumstances as permitted by law (for example, to protect your account from fraud).

If you close your account(s) or become an inactive client or investor, we will continue to adhere to the privacy policies and practices described in this notice.

Opt-Out Provisions and Your Data Choices

The law allows you to “opt out” of certain kinds of information sharing with third parties. We do not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

When you are no longer our client or investor, we continue to share your information as described in this notice, and you may contact us at any time to limit our sharing by sending an email to CorporateDataPrivacy@GuggenheimPartners.com.

European Union Data Subjects and certain others: In addition to the choices set forth above, residents of the European Union and certain other jurisdictions have certain rights to (1) request access to or rectification or deletion of information we collect about them, (2) request a restriction on the processing of their information, (3) object to the processing of their information, or (4) request the portability of certain information. To exercise these or other rights, please contact us using the contact information below. We will consider all requests and provide our response within the time period stated by applicable law. Please note, however, that certain information may be exempt from such requests in some circumstances, which may include if we need to keep processing your information for our legitimate interests or to comply with a legal obligation. We may request you provide us with information necessary to confirm your identity before responding to your request.

Residents of France and certain other jurisdictions may also provide us with instructions regarding the manner in which we may continue to store, erase and share your information after your death, and where applicable, the person you have designated to exercise these rights after your death.

How We Protect Privacy Online

We take steps to protect your privacy when you use our web site – www.guggenheiminvestments.com – by using secure forms of online communication, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These safeguards vary based on the sensitivity of the information that we collect and store. However, we cannot and do not guarantee that these measures will prevent every unauthorized attempt to access, use, or disclose your information since despite our efforts, no Internet and/or other

122 | THE RYDEX FUNDS ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY NOTICE (Unaudited)(concluded)

electronic transmissions can be completely secure. Our web site uses “http cookies”—tiny pieces of information that we ask your browser to store. We use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your e-mail address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information and Data Retention

We restrict access to nonpublic personal information about you to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We keep your information for no longer than necessary for the purposes for which it is processed. The length of time for which we retain information depends on the purposes for which we collected and use it and/or as required to comply with applicable laws. Information may persist in copies made for backup and business continuity purposes for additional time.

International Visitors

If you are not a resident of the United States, please be aware that your information may be transferred to, stored and processed in the United States where our servers are located and our databases are operated. The data protection and other laws of the United States and other countries might not be as comprehensive as those in your country.

In such cases, we ensure that a legal basis for such a transfer exists and that adequate protection is provided as required by applicable law, for example, by using standard contractual clauses or by transferring your data to a jurisdiction that has obtained an adequacy finding. Individuals whose data may be transferred on the basis of standard contractual clauses may contact us as described below.

We’ll Keep You Informed

If you have any questions or concerns about how we treat your personal data, we encourage you to consult with us first. You may also contact the relevant supervisory authority.

We reserve the right to modify this policy at any time and will inform you promptly of material changes. You may access our privacy policy from our web site at www.guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us by email at CorporateDataPrivacy@GuggenheimPartners.com.

THE RYDEX FUNDS ANNUAL REPORT | 123

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.

The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the code of ethics during the period covered by this report. The code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has at least one audit committee financial expert serving on its audit committee (the “Audit Committee”), Sandra G. Sponem. Ms. Sponem is “independent,” meaning that she is not an “interested person” of the registrant (as that term is defined in Section 2(a)(19) of the Investment Company Act) and she does not accept any consulting, advisory, or other compensatory fee from the registrant (except in her capacity as a Board or committee member).

(Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the audit committee or Board of Trustees.)

Item 4. Principal Accountant Fees and Services.

(a)         Audit Fees. The aggregate Audit Fees billed by the registrant’s principal accountant for professional services rendered for the audit of the annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended March 31, 2024 and March 31, 2023 were $158,581 and $158,581, respectively.

(b)         Audit Related Fees. The aggregate Audit-Related Fees billed by the registrant’s principal accountant for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item for the fiscal years ended March 31, 2024 and March 31, 2023 were $0 and $0, respectively.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the registrant’s investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant (“Service Affiliates”) which required pre-approval by the Audit Committee which related to the review of the transfer agent function for the fiscal years ended March 31, 2024 and March 31, 2023 were $0 and $0, respectively.

(c)         Tax Fees: The aggregate Tax Fees billed by the registrant’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended March 31, 2024 and March 31, 2023 were $66,484 and $69,625, respectively. These services consisted of (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired and (iv) review of U.S. federal excise distribution calculations.

(d)         All Other Fees. The aggregate All Other Fees billed by the registrant’s principal accountant for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item, for the fiscal years ended March 31, 2024 and March 31, 2023 were $0 and $0, respectively.

(e)         Audit Committee Pre-Approval Policies and Procedures.

(1) Audit Committee pre-approval policies and procedures:

To fulfill its responsibilities and duties the Audit Committee (the “Committee”) shall:

1. Pre-Approval Policy (Trusts). Pre-approve any engagement of the independent auditors to provide any services, other than “prohibited non-audit services,” to the Trust, including the fees and other compensation to be paid to the independent auditors (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The categories of services to be reviewed and considered for pre-approval include those services set forth under Section II.A.1. of the Background and Definitions for Audit Committee Charter (collectively, “Identified Services”).

(b) The Committee has pre-approved Identified Services for which the estimated fees are less than $25,000.

(c) For Identified Services with estimated fees of $25,000 or more, but less than $50,000, the Chair or any member of the Committee designated by the Chair is hereby authorized to pre-approve such Identified Services on behalf of the Committee.

(d) For Identified Services with estimated fees of $50,000 or more, such Identified Services require pre-approval by the Committee.

(e) All requests for Identified Services to be provided by the independent auditor that were pre-approved by the Committee shall be submitted to the Chief Accounting Officer (“CAO”) of the Trust by the independent auditor using the pre-approval request form. The Trust’s CAO will determine whether such services are included within the list of services that have received the general pre-approval of the Committee.

(f) The independent auditors or the CAO of the Trust (or an officer of the Trust who reports to the CAO) shall report to the Committee at each of its regular scheduled meetings all audit, audit-related and permissible non-audit services initiated since the last such report (unless the services were contained in the initial audit plan, as previously presented to, and approved by, the Committee). The report shall include a general description of the services and projected fees, and the means by which such services were approved by the Committee (including the particular category of Identified Services under which pre-approval was obtained).

2. Pre-Approval Policy (Adviser or Any Control Affiliate). Pre-approve any engagement of the independent auditors, including the fees and other compensation to be paid to the independent auditors, to provide any non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust), if the engagement relates directly to the operations or financial reporting of the Trust (unless an exception is available under Rule 2-01 of Regulation S-X).

(a) The Chair or any member of the Committee designated by the Chair may grant the pre-approval for non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations or financial reporting of the Trust for which the estimated fees are less than $25,000. All such delegated pre-approvals shall be presented to the Committee no later than the next regularly scheduled Committee meeting.

(b) For non-audit services to the Adviser (or any “control affiliate” of the Adviser providing ongoing services to the Trust) relating directly to the operations or financial reporting of the Trust for which the estimated fees are $25,000 or more, such services require pre-approval by the Committee.

A.	Pre-Approval Requirements

1.	Categories of Services to be Reviewed and Considered for Pre-Approval

(a)	Audit Services

(i)	Annual financial statement audits

(ii)	Seed audits (related to new product filings, as required)

(iii)	SEC and regulatory filings and consents

(b)	Audit-Related Services

(i)	Accounting consultations

(ii)	Fund merger/reorganization support services

(iii)	Other accounting related matters

(iv)	Agreed upon procedures reports

(v)	Attestation reports

(vi)	Other internal control reports

(c)	Tax Services

(i)	Recurring tax services:

(a)	Preparation of Federal and state income tax returns, including extensions

(b)	Preparation of calculations of taxable income, including fiscal year tax designations

(c)	Preparation of annual Federal excise tax returns (if applicable)

(d)	Preparation of calendar year excise distribution calculations

(e)	Calculation of tax equalization on an as-needed basis

(f)	Preparation of monthly/quarterly estimates of tax undistributed position for closed-end funds

(g)	Preparation of the estimated excise distribution calculations on an as-needed basis

(h)	Preparation of calendar year shareholder reporting designations on Form 1099

(i)	Preparation of quarterly Federal, state and local and franchise tax estimated tax payments on an as-needed basis

(j)	Preparation of state apportionment calculations to properly allocate Fund taxable income among the states for state tax filing purposes

(k)	Assistance with management’s identification of passive foreign investment companies (PFICs) for tax purposes

(ii)	Permissible non-recurring tax services upon request:

(a)	Assistance with determining ownership changes which impact a Fund’s utilization of loss carryforwards

(b)	Assistance with corporate actions and tax treatment of complex securities and structured products

(c)	Assistance with IRS ruling requests and calculation of deficiency dividends

(d)	Conduct training sessions for the Adviser’s internal tax resources

(e)	Assistance with Federal, state, local and international tax planning and advice regarding the tax consequences of proposed or actual transactions

(f)	Tax services related to amendments to Federal, state and local returns and sales and use tax compliance

(g)	RIC qualification reviews

(h)	Tax distribution analysis and planning

(i)	Tax authority examination services

(j)	Tax appeals support services

(k)	Tax accounting methods studies

(l)	Fund merger, reorganization and liquidation support services

(m)	Tax compliance, planning and advice services and related projects

(n)	Assistance with out of state residency status

(o)	Provision of tax compliance services in India for Funds with direct investments in India

B.	Pre-Approval Not Required

Under Section 10A(h)(i)(1)(B) of the Exchange Act and Rule 2-01 under Regulation S-X (Section (c)(7)), pre-approval of non-audit services for the Trust pursuant to Section V.B.2 is not required, if:

1.	the aggregate amount of all non-audit services provided to the Trust is no more than 5% of the total fees paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided;

2.	the services were not recognized by Trust management at the time of the engagement as non-audit services; and

3.	such services are promptly brought to the attention of the Audit Committee by Trust management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

Under Section 10A(h)(i)(1)(B) of the Exchange Act and Rule 2-01 under Regulation S-X (Section (c)(7)), pre-approval of non-audit services for the Adviser (or any affiliate of the Adviser providing ongoing services to the Trust) pursuant to Section V.B.3 is not required, if:

1.	the aggregate amount of all non-audit services provided is no more than 5% of the total fees paid to the Trust’s independent auditors by the Trust, the Adviser and any “control affiliate” of the Adviser providing ongoing services to the Trust during the fiscal year in which the non-audit services are provided;

2.	the services were not recognized by Trust management at the time of the engagement as non-audit services; and

3.	such services are promptly brought to the attention of the Audit Committee by Trust management and the Committee approves them (which may be by delegation) prior to the completion of the audit.

(2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)         Not applicable.

(g)         Non-Audit Fees. The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $66,484 and $69,625, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)         Auditor Independence. The registrant’s Audit Committee was provided with information relating to the provision of non-audit services by Ernst & Young, LLP to the registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved by the Audit Committee so that a determination could be made whether the provision of such services is compatible with maintaining Ernst & Young, LLP’s independence.

(i)         Not applicable.

(j)         Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 14. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) are attached.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Investment Company Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	May 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian E. Binder
Brian E. Binder, President and Chief Executive Officer

Date	May 31, 2024

By (Signature and Title)*	/s/ James Howley
James Howley, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	May 31, 2024

*	Print the name and title of each signing officer under his or her signature.